united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22153

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA        92121

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 1/31/18

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund
January 31, 2018

Security		Shares			Value
COMMON STOCKS - 0.3%
ELECTRIC - 0.1%
Vistra Energy Corp.		10,588			$206,466

OIL & GAS - 0.1%
Ocean Rig UDW, Inc. *		4,980			134,062

REAL ESTATE - 0.1%
Vici Properties, Inc. *		7,261			159,742
TOTAL COMMON STOCKS (Cost - $421,625)					500,270

EXCHANGE TRADED FUNDS - 1.0%
DEBT EXCHANGE TRADED FUNDS - 1.0%
PowerShares Senior Loan Portfolio		76,935			1,787,200
TOTAL EXCHANGE TRADED FUNDS (Cost - $1,783,632)					1,787,200

	Variable	Principal	Interest	Maturity
	Rate	Amount	Rate	Date
BANK LOANS - 94.0%
CONSUMER DISCRETIONARY - 25.6%
Accuride Corp., Term Loan Retired +	LIBOR + 5.250%	$456,399	7.022%	11/16/2023	$464,957
Advantage Sales & Marketing, Inc., Term Loan +	LIBOR + 6.500	247,000	8.273	7/24/2022	232,232
Advantage Solutions, Initial Term Loan +	LIBOR + 3.250	283,575	5.028	7/24/2021	280,775
Advantage Solutions, Term B-2 Loan +	LIBOR + 3.250	393,368	5.023	7/24/2021	389,484
Affinity Gaming, Initial Term Loan +	LIBOR + 3.500	367,402	5.194	6/30/2023	370,445
American Axle & Manufacturing, Inc., Tranche B Term Loan +	LIBOR + 2.250	280,725	4.010	4/6/2024	283,357
Aristocrat Leisure Ltd., New 2017 Term Loan +	LIBOR + 2.000	600,187	3.741	10/20/2021	606,753
Aristocrat Leisure Ltd., Term B-2 Loan +	LIBOR + 2.000	1,075,000	3.741	10/20/2024	1,084,627
Bass Pro Group LLC, Initial Term Loan +	LIBOR + 5.000	698,250	6.772	9/24/2024	703,050
Cablevision, March 2017 Refinancing Term Loan +	LIBOR + 2.250	1,778,701	3.984	7/16/2025	1,784,446
Caesars, Term B Loan +	LIBOR + 2.500	234,413	5.778	7/8/2024	237,050
Caesars Entertainment, Inc., Term B Loan +	LIBOR + 2.500	1,415,000	4.278	10/8/2024	1,425,910
Caesars Resort Collection, Term Loan +	LIBOR + 2.750	2,245,000	4.528	12/24/2024	2,274,331
CBS Radio, Inc., Additional Term B-1 Loan +	LIBOR + 2.750	256,047	4.191	11/18/2024	258,151
Charter Communications Operating LLC, Term E-1 Loan +	LIBOR + 2.000	2,285,000	3.778	4/30/2025	2,301,246
Cirque Du Soleil, Term B Loan +	LIBOR + 3.750	630,254	5.444	7/8/2022	631,830
CityCenter Holdings LLC, Term B Loan +	LIBOR + 2.500	562,175	4.278	4/18/2024	567,375
Cooper-Standard Automotive, Additional Term B-1 Loan +	LIBOR + 2.250	187,601	3.944	11/2/2023	189,126
CSC Holdings LLC, January 2018 Incremental Term Loan +	LIBOR + 2.500	130,000	4.260	1/24/2026	131,138
Dexko Global, U.S. Dollar Term B Loan +	LIBOR + 3.500	518,700	5.260	7/24/2024	526,320
Direct Chassis Link, Initial Term Loan +	LIBOR + 6.000	110,000	7.778	6/16/2023	113,025
Eldorado Resorts, Inc., Term Loan +	LIBOR + 2.250	789,246	4.001	4/16/2024	796,152
FCA US LLC, Tranche D Term Loan +	LIBOR + 6.750	1,510,000	8.444	1/30/2019	1,161,862
Federal-Mogul Holdings Corp., Tranche C Term Loan +	LIBOR + 3.750	774,024	5.495	4/16/2021	781,462
Formula One, Facility B3		700,000	4.694	2/1/2024	704,025
Gates Global LLC, Initial B-1 Dollar Term Loan Retired +	LIBOR + 2.750	631,191	4.522	3/31/2024	636,953
Gateway Casinos & Entertainment, Initial Tranche B-1 Term Loan +	LIBOR + 3.750	164,175	5.444	2/22/2023	166,894
Greektown Holdings LLC, Initial Term Loan +	LIBOR + 2.750	169,150	4.528	4/24/2024	169,925
Hilton Worldwide Finance LLC, Series B-2 Term Loan +	LIBOR + 2.000	1,522,081	3.760	10/24/2023	1,535,080
KAR Auction Services, Inc., Tranche B-4 Term Loan +	LIBOR + 2.250	201,656	3.944	3/12/2021	204,008
KAR Auction Services, Inc., Tranche B-5 Term Loan +	LIBOR + 2.500	57,867	4.194	3/8/2023	58,554
Landry’s, Inc., Initial B Term Loan +	LIBOR + 3.250	477,580	4.977	10/4/2023	483,676
Laureate International Universities, Series 2024 Term Loan +	LIBOR + 4.500	1,039,670	5.272	4/26/2024	1,049,526
Leslie’s Poolmart, Tranche B-1 Term Loan +	LIBOR + 3.750	310,339	5.444	8/16/2023	311,760

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2018

	Variable	Principal	Interest	Maturity
Security	Rate	Amount	Rate	Date	Value
BANK LOANS - 94.0% (Continued)
CONSUMER DISCRETIONARY (Continued) - 25.6%
Libbey Glass, Inc., Initial Loan +	LIBOR + 3.000%	$563,681	4.705%	4/8/2021	$556,635
Masergy Communications, Refinancing Term B Loan +	LIBOR + 2.500	808,970	4.300	9/16/2023	815,883
McGraw-Hill, Term B Loan +	LIBOR + 4.000	982,154	5.778	5/4/2022	982,616
Mediacom, Tranche K Term Loan +	LIBOR + 2.250	153,287	4.039	2/16/2024	155,394
Mediacom Broadband LLC, Tranche M Term Loan +	LIBOR + 2.000	793,126	3.789	1/16/2025	804,032
MGM Growth Properties, Term B Loan +	LIBOR + 2.250	370,403	4.028	4/24/2023	373,576
Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan +	LIBOR + 2.750	523,218	4.512	1/30/2023	527,396
Mission Broadcasting, Inc., Term B-2 Loan +	LIBOR + 2.500	19,755	4.287	1/16/2024	19,903
Mohegan Tribal Gaming Authority, Term B Loan +	LIBOR + 4.000	241,180	5.778	10/12/2023	243,893
Neiman Marcus Group LTD, Inc., Other Term Loan +	LIBOR + 3.250	823,035	5.041	10/24/2020	708,325
Nexstar Broadcasting, Inc., Term B-2 Loan +	LIBOR + 2.500	156,883	4.287	1/16/2024	158,059
Numericable US LLC, USD TLB-11 Term Loan +	LIBOR + 3.000	698,250	4.734	2/1/2026	674,541
PetSmart, Inc., Tranche B-2 Loan +	LIBOR + 3.000	731,838	4.773	3/12/2022	595,698
Playa Resorts Holdings, Initial Term Loan +	LIBOR + 3.250	856,785	5.017	4/28/2024	863,879
Scientific Games International, Initial Term B-4 Loan +	LIBOR + 3.250	793,012	5.028	8/14/2024	799,182
Serta Simmons Bedding LLC, Initial Term Loan +	LIBOR + 3.500	302,940	5.222	11/8/2023	297,481
ServiceMaster Co. LLC, Tranche C Term Loan +	LIBOR + 2.500	868,222	4.278	11/8/2023	875,550
SFR, USD TLB-11 Term Loan +	LIBOR + 2.750	646,750	4.528	8/1/2025	623,709
SharkNinja Operating LLC, Tranche B Term Loan +	PRIME + 3.000	403,988	5.772	9/28/2024	410,807
Sinclair Television Group, Inc., Term Loan B +	LIBOR + 2.500	1,800,000	4.074	12/12/2024	1,814,625
Sinclair Broadcasting, Tranche B Term Loan +	LIBOR + 2.250	365,681	4.028	1/4/2024	368,139
SMG US Midco 2, Inc., Initial Term Loan +	LIBOR + 3.250	120,000	4.995	1/24/2025	121,600
SRAM Corp., New Term Loan +	LIBOR + 3.250	656,084	4.892	3/16/2024	665,105
St. George’s University Scholastic Services, Term Loan +	LIBOR + 3.750	210,593	5.528	7/6/2022	213,884
Staples, Closing Date Term Loan +	LIBOR + 4.000	369,000	5.793	9/12/2024	367,849
Station Casinos LLC, Term B Facility Loan +	LIBOR + 2.500	877,909	4.272	6/8/2023	883,905
Suddenlink, March 2017 Refinancing Term Loan +	LIBOR + 2.250	333,137	4.028	7/28/2025	334,283
TI Group Automotive Systems LLC, Initial US Term Loan +	LIBOR + 2.500	245,738	4.278	6/30/2022	247,659
Toys R Us, Inc., DIP Term Loan +	LIBOR + 6.750	450,000	8.522	1/18/2019	448,594
Tribune Media Co., Term B Loan +	LIBOR + 3.000	22,405	4.778	12/28/2020	22,472
Tribune Media Co., Term C Loan +	LIBOR + 3.000	279,252	4.778	1/26/2024	280,213
UFC Holdings LLC, Term Loan +	LIBOR + 3.250	600,413	5.022	8/18/2023	604,634
Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan +	LIBOR + 2.750	3,338,929	4.528	3/16/2024	3,346,091
US Farathane LLC, Term B-4 Loan +	LIBOR + 3.500	402,167	5.194	12/24/2021	406,189
VICI Properties 1 LLC, Term B Loan +	LIBOR + 2.250	385,000	3.991	12/20/2024	388,413
Vivid Seats, Initial Term Loan +	LIBOR + 4.000	238,800	5.778	6/30/2024	239,248
Ziggo BV, Term Loan E Facility +	LIBOR + 2.500	890,000	4.234	4/16/2025	890,556
					45,045,523
CONSUMER STAPLES - 5.2%
Albertsons Companies LLC, 2017-1 Term B-4 Loan +	LIBOR + 2.750	1,156,603	4.528	8/24/2021	1,151,832
Albertsons Companies LLC, 2017-1 Term B-5 Loan +	LIBOR + 3.000	249,852	4.693	12/20/2022	248,857
Amplify Snack Brands, Inc., Term Loan		157,330	7.204	9/2/2023	157,756
Aramark Services, Inc., U.S. Term B-1 Loan +	LIBOR + 2.000	1,455,000	3.778	3/12/2025	1,469,245
Aramark Corp., U.S. Term B Loan +	LIBOR + 2.000	330,489	3.778	3/28/2024	333,518
Chobani LLC, New Term Loan +	LIBOR + 3.500	666,255	5.278	10/10/2023	673,084
Diversey, Inc., Initial USD Term Loan +	LIBOR + 3.000	410,000	4.778	9/6/2024	409,317
Dole Food Co, Inc., Tranche B Term Loan +	LIBOR + 2.750	533,250	4.516	4/6/2024	535,708
Hostess Brands LLC, 2017 Refinancing Term B Loan +	LIBOR + 2.250	374,630	4.028	8/4/2022	377,507
JBS USA Lux, Initial Term Loan +	LIBOR + 2.500	1,381,346	4.125	10/30/2022	1,373,748
Milk Specialties Co., New Term Loan +	LIBOR + 4.000	338,713	5.694	8/16/2023	342,946
PDC Brands, Initial Term Loan +	LIBOR + 4.750	467,750	6.444	6/30/2024	474,474
Post, Series A Incremental Term Loan +	LIBOR + 2.250	223,875	4.028	5/24/2024	225,531
Prestige Brands, Inc., Term B-4 Loan +	LIBOR + 2.750	176,174	4.528	1/26/2024	178,046
Revlon, Initial Term B Loan +	LIBOR + 3.500	213,379	5.278	9/8/2023	169,423
TKC Holdings, Inc., Initial Term Loan +	LIBOR + 4.250	635,350	6.028	1/31/2023	643,689
US Foods, Inc., Initial Term Loan +	LIBOR + 2.500	461,965	4.278	6/28/2023	467,257
					9,231,938

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2018

	Variable	Principal	Interest	Maturity
Security	Rate	Amount	Rate	Date	Value
BANK LOANS - 94.0% (Continued)
ENERGY - 4.0%
Blackhawk Mining LLC, Initial Term Loan +	LIBOR + 10.000%	$263,414	11.778%	2/16/2022	$237,073
California Resources Corp., Initial Loan +	LIBOR + 4.750	405,000	6.495	1/1/2023	413,525
Chesapeake Energy Corp., Class A Loan +	LIBOR + 7.500	300,000	8.968	8/24/2021	321,703
Chief Exploration & Development, Term Loan +	LIBOR + 6.500	172,000	8.142	5/16/2021	172,215
Contura Energy, Inc., Term Loan +	LIBOR + 5.000	542,498	6.694	3/18/2024	543,176
Fieldwood Energy LLC, Reserve Based Term Loan +	LIBOR + 7.000	180,554	8.694	9/1/2020	174,085
Fieldwood Energy LLC, FLLO Facility +	LIBOR + 7.125	81,748	8.819	9/30/2020	53,612
Fieldwood Energy LLC, Closing Date Loan +	LIBOR + 7.125	134,102	8.819	9/30/2020	22,127
Gavilan Resources LLC, Initial Term Loan +	LIBOR + 6.000	490,000	7.734	2/29/2024	492,857
Medallion Midland Acquisition LLC	LIBOR + 3.250	575,000	5.028	10/30/2024	579,312
MEG Energy Corp., Initial Term Loan +	LIBOR + 3.500	589,737	5.194	1/1/2024	592,981
Ocean Rig UDW, Inc., Loan		36,488	8.000	9/20/2024	37,036
Paragon Offshore Finance Co, Term Loan +	LIBOR + 2.750	1,425	6.000	7/16/2021	—
Peabody Energy Corp., Term Loan +	LIBOR + 3.500	136,149	5.278	4/1/2022	138,220
Seadrill Operating LP, Initial Term Loan +	LIBOR + 3.000	1,303,627	4.694	2/20/2021	1,151,539
Thermon Industries, Inc., Term B Loan +	LIBOR + 3.750	180,000	5.539	10/30/2024	182,025
Traverse Midstream Partners LLC, Advance +	LIBOR + 4.000	580,000	5.694	9/28/2024	588,277
Ultra Petroleum Corp., Loan +	LIBOR + 3.000	665,000	4.419	4/12/2024	669,156
Weatherford International, Loan +	LIBOR + 2.300	779,032	4.078	7/12/2020	768,079
					7,136,998
FINANCIALS - 4.3%
AlixPartners, 2017 Refinancing Term Loan +	LIBOR + 2.750	1,152,796	4.444	4/4/2024	1,162,722
Asurion LLC, Amendment No. 14 Replacement B-4 Term Loan +	LIBOR + 2.750	648,439	4.528	8/4/2022	654,217
Asurion LLC, Replacement B-5 Term Loan +	LIBOR + 3.000	337,977	4.778	11/4/2023	341,093
Asurion LLC, Second Lien Replacement B-2 Term Loan +	LIBOR + 6.000	537,456	7.778	8/4/2025	555,528
Deerfield Holdings Corp., Term Loan B +	LIBOR + 3.250	410,000	4.773	12/4/2024	414,615
Focus Financial Partners, Initial Term Loan +	LIBOR + 2.750	433,913	4.489	7/4/2024	438,388
Fortress Investment Group LLC, Initial Term Loan +	LIBOR + 2.750	390,000	4.528	12/28/2022	396,012
International Lease Finance Corp., New Loan +	LIBOR + 2.000	300,000	3.694	10/6/2023	302,907
iStar Financial, Inc., Loan +	LIBOR + 3.000	15,624	4.767	9/30/2021	15,839
Lightstone Generation LLC, Refinanced Term C Loan +	LIBOR + 4.500	7,884	6.278	1/30/2024	7,941
Lightstone Holdco LLC, Refinanced Term B Loan +	LIBOR + 4.500	124,164	6.278	1/30/2024	125,064
TransUnion LLC, 2017 Replacement Term B-3 Loan +	LIBOR + 2.000	1,153,083	3.778	4/10/2023	1,162,049
Vertafore, Inc., Term B-1 Loan +	LIBOR + 3.250	646,912	5.028	6/30/2023	654,836
Walter Investment Management Corp., Tranche B Term Loan +	LIBOR + 3.750	1,260,861	5.528	12/18/2020	1,257,368
					7,488,579
HEALTHCARE - 9.8%
21st Century Oncology, Inc., Tranche B Term Loan +	LIBOR + 6.125	146,612	7.859	1/16/2023	142,213
Acadia Healthcare Co, Inc., Tranche B-2 Term Loan +	LIBOR + 2.750	296,490	4.561	2/16/2023	299,301
Air Medical Resource Group, Inc., Incremental Term Loan B +	LIBOR + 4.250	95,000	5.936	9/26/2024	96,271
Akorn, Inc., Loan +	LIBOR + 4.250	258,135	6.028	4/16/2021	258,942
Amneal Pharmaceuticals LLC, Term Loan B +	LIBOR + 3.500	328,049	5.194	10/31/2019	330,458
Ardent Legacy Acquisitions, Inc., Term Loan +	LIBOR + 5.500	187,688	7.278	8/4/2021	188,157
Avantor, Inc., Initial Dollar Term Loan +	LIBOR + 4.000	665,000	5.760	11/20/2024	675,184
Catalent, Inc., Dollar Term Loan +	LIBOR + 2.250	722,321	4.028	5/20/2024	728,074
Change Healthcare Holdings, Closing Date Term Loan +	LIBOR + 2.750	987,538	4.528	2/29/2024	994,944
CHG Healthcare Services, Inc., New Term Loan +	LIBOR + 3.000	270,307	4.778	6/8/2023	273,753
Community Health Systems, Inc., Incremental 2019 Term G Loan +	LIBOR + 2.750	608,749	4.237	1/1/2020	602,077
Community Health Systems, Inc., Incremental 2021 Term H Loan +	LIBOR + 3.000	810,064	4.487	1/28/2021	796,350
Concentra, Inc., Tranche B-1 Term Loan +	LIBOR + 2.750	100,000	4.537	5/31/2022	101,125
Concordia Healthcare Corp., Initial Dollar Term Loan +	LIBOR + 4.250	144,750	6.028	10/20/2021	125,312
CryoLife, Inc., Initial Term Loan +	LIBOR + 4.000	240,000	5.697	12/2/2024	244,200
Davis Vision - Superior Vision, Initial Term Loan +	LIBOR + 3.000	40,000	4.495	12/1/2024	40,538
DJO Finance LLC, Initial Term Loan +	LIBOR + 3.250	747,397	4.987	6/8/2020	740,039
Endo International PLC, Initial Term Loan +	LIBOR + 4.250	502,475	6.028	4/28/2024	504,171
Envision Healthcare Corp., Initial Term Loan +	LIBOR + 3.000	757,900	4.778	11/30/2023	762,164
eResearch Technology, Inc., Initial Term Loan +	LIBOR + 3.750	397,980	5.528	5/2/2023	401,130
Greatbatch Ltd., New Term B Loan +	LIBOR + 3.250	84,080	5.061	10/28/2022	85,019
Herbalife, Senior Lien Term Loan +	LIBOR + 5.500	174,594	7.278	2/16/2023	175,976
Immucor, Inc., Term B-3 Loan +	LIBOR + 5.000	39,800	6.778	6/16/2021	40,621
IMS Health, Inc., Term B-1 Dollar Loan +	LIBOR + 2.000	319,802	3.694	3/8/2024	322,286
IMS Health, Inc., Incremental Term B-2 Dollar Loan +	LIBOR + 2.000	74,813	3.694	1/16/2025	75,393
INC Research Holdings, Initial Term B Loan +	LIBOR + 2.250	276,094	4.028	7/31/2024	277,797
Kindred Healthcare, Inc., New Term Loan	LIBOR + 3.500	168,939	5.209	4/8/2021	169,784
MultiPlan, Inc., Initial Term Loan +	LIBOR + 3.000	117,094	4.694	6/8/2023	118,036

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2018

	Variable	Principal	Interest	Maturity
Security	Rate	Amount	Rate	Date	Value
BANK LOANS - 94.0% (Continued)
HEALTHCARE - 9.8% (Continued)
National Mentor Holdings, Inc., Tranche B Term Loan +	LIBOR + 3.000%	$262,033	4.694%	2/1/2021	$265,744
National Veterinary Associates, Term Loan +	LIBOR + 7.000	206,174	8.694	8/14/2022	208,107
NVA Holdings, Inc., Term B-2 Loan +	LIBOR + 3.500	145,650	5.194	8/14/2021	146,469
NVA Holdings, Inc., Term B-3 Loan +	LIBOR + 2.750	510,000	4.539	2/2/2025	512,234
Ortho-Clinical Diagnostics, Inc., Initial Term Loan +	LIBOR + 3.750	650,870	5.444	6/30/2021	657,786
PAREXEL International, Initial Term Loan +	LIBOR + 2.750	623,438	4.528	9/28/2024	628,815
PharMerica, First Lien Term Loan +	LIBOR + 7.750	30,000	9.561	12/4/2025	30,319
PharMerica, Second Lien Term Loan +	LIBOR + 3.500	305,000	5.311	12/6/2024	308,526
Pharmaceutical Product Development, LLC, 2017 Term Loan +	LIBOR + 2.750	545,854	4.484	8/18/2022	550,357
Quorum Health Corp., Term Loan +	LIBOR + 6.750	212,306	8.528	4/28/2022	217,150
Select Medical Group, Tranche B Term Loan +	LIBOR + 3.500	297,750	5.209	2/28/2021	301,100
Sterigenics-Nordion Holdings LLC, Incremental Term Loan +	LIBOR + 3.000	1,024,404	4.778	5/16/2022	1,028,885
Surgery Partners, Initial Term Loan +	LIBOR + 3.250	763,088	5.028	9/2/2024	765,312
Team Health, Inc., Initial Term Loan +	LIBOR + 2.750	295,578	4.528	2/6/2024	290,775
US Renal Care, Inc., Initial Term Loan +	LIBOR + 4.250	624,579	5.944	12/30/2022	625,943
Valeant Pharmaceuticals International, Series F-4 Tranche B Term Loan +	LIBOR + 3.500	1,139,773	5.220	3/31/2022	1,158,796
					17,265,633
INDUSTRIALS - 14.3%
84 Lumber Co., Initial Term Loan Retired +	LIBOR + 5.250	458,250	7.022	10/24/2023	464,409
Accudyne Industries, Initial Term Loan +	LIBOR + 3.750	418,950	5.522	8/18/2024	423,718
ADS Waste Holdings, Inc., Additional Term Loan +	LIBOR + 2.250	977,372	4.039	11/10/2023	979,561
American Airlines, Inc., 2017 Replacement Term Loan +	LIBOR + 2.000	426,723	3.772	6/28/2020	428,628
American Airlines, Inc., 2017 Class B Term Loans +	LIBOR + 2.000	88,110	3.772	4/28/2023	88,518
American Airlines, Inc., Class B Term Loan Retired +	LIBOR + 2.000	494,555	3.734	12/14/2023	496,820
Beacon Roofing Supply, Inc., Term Loan B +	LIBOR + 2.250	740,000	4.039	1/2/2025	746,871
Brand Energy & Infrastructure Services, Initial Term Loan +	LIBOR + 4.250	706,949	6.000	6/20/2024	716,832
Brickman Group Holdings, Inc., Initial Term Loan +	LIBOR + 3.000	667,253	4.763	12/18/2020	672,674
Brickman Group Holdings, Inc., Initial Term Loan +	LIBOR + 6.500	116,553	8.245	12/16/2021	117,573
Casella Waste Systems, Inc., Term B-1 Loan +	LIBOR + 2.500	396,000	4.245	10/16/2023	399,960
CIRCOR International, Inc., Initial Term Loan +	LIBOR + 3.500	695,000	5.220	12/12/2024	701,804
CSC Service Works, Term B-1 Loan +	LIBOR + 3.750	830,658	5.502	11/14/2022	838,653
Element Materials Technology, Initial USD Term B Loan +	LIBOR + 3.500	255,000	5.194	6/28/2024	256,540
Filtration Group, Inc., Term Loan +	LIBOR + 3.000	884,989	4.778	11/24/2020	897,158
Fort Dearborn Co., Initial Term Loan +	LIBOR + 4.000	397,623	5.704	10/20/2023	399,239
Garda World Security Corp., Term B Loan +	LIBOR + 3.500	230,089	4.979	5/24/2024	232,581
Gardner Denver, Inc., Tranche B-1 Dollar Term Loan +	LIBOR + 2.750	1,381,571	4.522	7/30/2024	1,390,364
Harland Clarke Holdings Corp., Initial Term Loan +	LIBOR + 4.750	352,392	6.444	11/4/2023	357,149
Hayward Acquisition Corp., Initial Term Loan +	LIBOR + 3.500	279,300	5.278	8/4/2024	281,860
HD Supply, Inc., Term B-3 Loan +	LIBOR + 2.250	345,080	3.944	8/12/2021	348,747
HD Supply, Inc., Term B-4 Loan +	LIBOR + 2.500	510,850	4.194	10/16/2023	516,599
Husky Injection Molding Systems Ltd., New Term Loan +	LIBOR + 3.250	643,940	5.028	6/30/2021	648,528
International Equipment Solutions LLC, Loan +	LIBOR + 5.500	187,625	7.194	8/16/2022	190,908
McJunkin Red Man Corp., 2017 Refinancing Term Loan +	LIBOR + 3.500	400,000	5.272	9/20/2024	406,376
Navistar, Inc., Tranche B Term Loan +	LIBOR + 3.500	940,000	5.293	11/6/2024	949,795
NCI Building Systems, Inc., Initial Term Loan +	LIBOR + 2.000	190,000	3.767	2/8/2025	190,772
NN, Inc., 2017 Incremental Term Loan +	LIBOR + 3.250	184,300	5.028	4/2/2021	186,604
NN, Inc., Tranche B Term Loan +	LIBOR + 3.750	214,577	5.528	10/20/2022	217,795
PAE Holding Corp., Initial Term Loan +	LIBOR + 5.500	204,791	7.194	10/20/2022	206,412
Phoenix Services Merger Sub LLC, Tranche B Term Loan +	LIBOR + 3.750	60,000	5.527	1/30/2025	60,712
Pro Mach Group, Inc., Dollar Term Loan +	LIBOR + 3.750	617,048	5.528	10/22/2021	620,134
Protection One, Inc., 2016-2 Refinancing Term B-1 Loan +	LIBOR + 2.750	468,843	4.528	5/2/2022	473,728
Quikrete Co, Inc., Initial Loan +	LIBOR + 2.750	786,538	4.528	11/16/2023	791,812
Red Ventures, Term Loan +	LIBOR + 4.000	538,650	5.778	11/8/2024	545,787
Rexnord Corp., Term B Loan Refinancing +	LIBOR + 2.250	183,830	4.002	8/20/2024	185,578
Science Applications International, Tranche B Incremental Loan +	LIBOR + 2.500	231,946	4.300	5/4/2022	234,168
Sedgwick CMS Holdings, Inc., Initial Term Loan +	LIBOR + 2.750	1,665,011	4.528	2/28/2021	1,672,887
Sedgwick CMS Holdings, Inc., New Loan +	LIBOR + 5.750	195,000	7.237	2/28/2022	197,762
Sedgwick Claims Management Services, Inc., Initial Loan +	LIBOR + 5.750	425,000	7.528	2/28/2022	431,020

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2018

	Variable	Principal	Interest	Maturity
Security	Rate	Amount	Rate	Date	Value
BANK LOANS - 94.0% (Continued)
INDUSTRIALS - 14.3% (Continued)
SiteOne Landscape Supply Holding LLC, Tranche C Term Loan +	LIBOR + 2.750%	$571,291	4.528%	4/28/2022	$575,042
TransDigm, Inc., Tranche E Term Loan +	LIBOR + 2.750	389,505	4.528	5/14/2022	393,466
TransDigm, Inc., Tranche F Term Loan +	LIBOR + 2.750	1,105,908	4.499	6/8/2023	1,117,404
TransDigm, Inc., Tranche G Term Loan +	LIBOR + 3.000	747,247	4.713	8/22/2024	754,567
Transplace, Inc., Closing Date Term Loan +	LIBOR + 4.250	200,000	6.061	10/8/2024	202,625
United Continental Holdings, Inc., Class B Term Loan +	LIBOR + 2.000	491,288	3.778	3/31/2024	494,434
Waste Industries USA, Inc., Initial Term Loan +	LIBOR + 3.000	765,000	4.778	9/28/2024	772,279
WEX, Inc., Term B-2 Loan +	LIBOR + 2.250	489,515	4.028	6/30/2023	496,092
Zodiac Pool Solutions, Tranche B-1 Term Loan +	LIBOR + 4.000	321,756	5.694	12/20/2023	323,568
					25,096,513
INFORMATION TECHNOLOGY - 9.3%
Applied Systems, Inc., Initial Term Loan +	LIBOR + 3.250	633,413	4.944	9/20/2024	640,846
Applied Systems, Inc., Initial Term Loan +	LIBOR + 7.000	105,000	8.694	9/20/2025	109,004
Blackboard, Inc., Term B-4 Loan +	LIBOR + 5.000	810,321	6.745	6/30/2021	796,817
BMC Software, Inc., Initial B-1 US Term Loan +	LIBOR + 3.250	1,028,711	5.028	9/10/2022	1,035,568
Dell International LLC, Refinancing Term B Loan +	LIBOR + 2.000	1,475,380	3.778	9/8/2023	1,482,927
First Data Corp., 2022D New Dollar Term Loan +	LIBOR + 2.250	1,381,406	4.002	7/8/2022	1,392,443
First Data Corp., 2024 New Dollar Term Loan +	LIBOR + 2.250	1,611,807	4.002	4/26/2024	1,625,233
Global Cash Access Holdings, Inc., Term B Loan +	LIBOR + 3.500	393,025	4.987	5/8/2024	397,447
Go Daddy Operating Co. LLC, Initial Term Loan +	LIBOR + 2.250	383,409	4.028	2/16/2024	386,597
Infor US, Inc., Tranche B-6 Term Loan +	LIBOR + 2.750	1,239,394	4.444	1/31/2022	1,247,475
Intralinks, Initial Term Loan +	LIBOR + 4.000	525,000	5.694	11/14/2024	526,150
Kronos, Inc., Incremental Term Loan +	LIBOR + 3.500	693,013	4.913	10/31/2023	700,730
Kronos, Inc., Initial Term Loan +	LIBOR + 8.250	120,000	10.037	10/31/2024	125,213
Lockheed Martin, B Term Loan +	LIBOR + 2.000	209,880	3.778	8/16/2023	212,110
North American Bancard LLC, Initial Term Loan +	LIBOR + 3.000	582,075	4.696	6/30/2024	589,351
ON Semiconductor Corp., 2017 New Replacement Term Loan +	LIBOR + 2.000	116,642	3.778	4/1/2023	117,654
Presidio, Inc., Term B Loan +	LIBOR + 2.750	375,860	4.299	2/2/2024	378,795
Rackspace Hosting, Inc., 2017 Refinancing Term B Loan +	LIBOR + 3.000	873,580	4.793	11/4/2023	882,473
RCN Corp., Closing Date Term Loan +	LIBOR + 3.000	1,232,353	4.778	1/31/2024	1,237,522
Sorenson Communications LLC, Initial Term Loan +	LIBOR + 5.750	388,902	8.000	4/30/2020	391,576
Tempo Acquisition LLC, Initial Term Loan +	LIBOR + 3.000	557,200	4.778	4/30/2024	560,568
Veritas US, Inc., New Dollar Term B Loan +	LIBOR + 4.500	567,189	6.194	1/28/2023	571,327
Western Digital Corp., U.S. Term B-2 Loan +	LIBOR + 2.000	902,702	3.767	4/28/2023	910,375
					16,318,201
MATERIALS- 10.4%
Americna Builders Contractors Supply Co, Inc., Additional Term B-1 Loan +	LIBOR + 2.500	584,891	4.278	11/1/2023	589,953
Anchor Glass Container Corp., July 2017 Additional Term Loan +	LIBOR + 2.750	433,521	4.492	12/8/2023	436,593
Anchor Glass Container Corp., Term Loan +	LIBOR + 7.750	244,000	9.470	12/8/2024	247,253
Atotech, Initial Term B-1 Loan +	LIBOR + 3.000	149,250	4.694	2/1/2024	150,668
Berlin Packaging LLC, 2017 Replacement Term Loans +	LIBOR + 3.250	391,560	5.000	9/30/2021	395,475
Berry Plastics Group, Inc., Term K Loan +	LIBOR + 2.250	528,020	3.959	1/20/2024	532,458
Berry Plastics Group, Inc., Term L Loan +	LIBOR + 2.000	417,785	3.709	1/6/2021	420,632
Berry Plastics Group, Inc., Term M Loan +	LIBOR + 2.000	291,526	3.709	2/8/2020	293,576
Berry Plastics Group, Inc., Term N Loan +	LIBOR + 2.250	328,143	4.001	9/30/2022	331,060
BWAY Corp., Initial Term Loan +	LIBOR + 3.250	487,550	4.959	4/4/2024	492,165
CPG International, Inc., New Term Loan +	LIBOR + 3.750	536,670	5.444	5/4/2024	543,265
CPI Card Group, Term Loan +	LIBOR + 4.500	1,518,336	6.208	8/16/2022	1,150,618
CROWN Americas LLC, Dollar Term B Loan	LIBOR + 2.000	220,000	3.642	1/28/2025	222,818
Cypress Performance Group LLC, Initial Term Loan +	LIBOR + 3.250	290,000	5.028	11/8/2024	293,173
H.B. Fuller Co., Commitment +	LIBOR + 2.250	748,125	3.991	10/20/2024	754,723

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2018

	Variable	Principal	Interest	Maturity
Security	Rate	Amount	Rate	Date	Value
BANK LOANS - 94.0% (Continued)
MATERIALS - 10.4% (Continued)
INEOS, New 2024 Dollar Term Loan +	LIBOR + 2.000%	$1,920,000	3.778%	3/31/2024	$1,931,856
Kloeckner Pentaplast Group, Dollar Term Loan +	LIBOR + 4.250	872,813	5.944	6/30/2022	878,996
KMG Chemicals, Inc., Initial Term Loan +	LIBOR + 2.750	111,364	4.528	6/16/2024	112,477
Kraton Corp., Dollar Replacement Term Loan +	LIBOR + 3.000	393,657	4.778	1/6/2022	398,645
New Arclin US Holdings, First Lien Term Loan +	LIBOR + 4.250	273,625	5.944	2/14/2024	275,792
Omnova Solutions, Inc., Term B-2 Loan +	LIBOR + 4.250	505,591	6.028	8/24/2023	513,175
Platform Specialty Products Corp., Tranche B-7 Term Loan +	LIBOR + 2.500	898,073	4.278	6/8/2020	905,559
PQ Corp., Second Amendment Tranche B-1 Term Loan +	LIBOR + 3.250	91,608	5.028	11/4/2022	92,398
PQ Corp.,Third Amendment Tranche B-1 Term Loan +	LIBOR + 2.500	45,000	4.311	2/8/2025	45,469
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan +	LIBOR + 2.750	833,043	4.528	2/4/2023	840,378
Solenis International LP, Initial Dollar Term Loan +	LIBOR + 3.250	346,971	4.737	8/1/2021	347,948
Specturm Plastics, Delayed Draw Term Loan +	LIBOR + 3.250	43,650	5.017	1/31/2025	44,059
Specturm Plastics, Closing Date Term Loan +	LIBOR + 3.250	441,350	5.028	2/1/2025	449,625
Summit Materials, Restatement Effective Date Term Loan +	LIBOR + 2.250	940,000	4.028	11/20/2024	950,575
Tekni-Plex, Inc., Tranche B-1 Term Loan +	LIBOR + 3.250	500,000	5.028	10/16/2024	503,885
Tricorbraun, Inc., Delayed Draw Term Loan +	LIBOR + 3.750	59,130	5.229	11/30/2023	59,533
Tricorbraun, Inc., Closing Date Term Loan +	LIBOR + 3.750	586,854	5.444	11/30/2023	590,853
Tronox Ltd., Blocked Dollar Term Loan +	LIBOR + 3.000	114,883	4.694	9/24/2024	116,155
Tronox Ltd., Initial Dollar Term Loan +	LIBOR + 3.000	265,117	4.694	9/24/2024	268,051
Univar, Inc., Term B-2 Loan +	LIBOR + 2.500	1,138,011	4.278	6/30/2024	1,150,342
Vantage Specialty Chemicals, Inc., Closing Date Term Loan +	LIBOR + 4.000	80,000	5.778	10/28/2024	80,950
Venator Materials LLC, Initial Term Loan +	LIBOR + 3.000	513,713	4.778	8/8/2024	519,492
Zep, Inc., Initial Term Loan +	LIBOR + 4.000	279,300	5.778	8/12/2024	282,210
					18,212,853
REAL ESTATE - 1.7%
Capital Automotive LLC, Initial Tranche B-2 Term Loan +	LIBOR + 2.500	1,017,958	4.278	3/24/2024	1,025,598
Capital Automotive LLC, Initial Tranche B Term Loan +	LIBOR + 6.000	386,850	7.778	3/24/2025	396,521
Communications Sales & Leasing, Inc., Shortfall Term Loan +	LIBOR + 3.000	582,424	4.778	10/24/2022	562,496
DTZ Bank Loan, 2015-1 Additional Term Loan +	LIBOR + 3.250	585,000	4.832	11/4/2021	585,810
Realogy Holdings Corp., Initial Term B Loan +	LIBOR + 2.250	449,853	4.022	7/20/2022	454,030
					3,024,455
TELECOMMUNICATION SERVICES - 6.1%
Altice Financing S.A., March 2017 Refinancing Term Loan +	LIBOR + 2.750	416,850	4.484	7/16/2025	412,725
Cable & Wireless Communications Ltd., Additional Term B-3 Loan +	LIBOR + 3.500	215,000	5.278	1/31/2025	216,325
Centurylink, Inc., Initial Term B Loan +	LIBOR + 2.750	1,010,000	4.522	2/1/2025	996,431
Digicel, Initial Term B Loan +	LIBOR + 3.250	214,463	5.022	5/28/2024	217,143
Frontier Communications Corp., Term B-1 Loan +	LIBOR + 3.750	602,474	5.528	6/16/2024	591,807
Global Tel Link Corp., Term Loan +	LIBOR + 4.000	604,964	5.694	5/24/2020	609,879
Level 3 Financing, Inc., Tranche B 2024 Term Loan +	LIBOR + 2.250	1,825,000	3.712	2/22/2024	1,835,083
Neustar, Inc., TLB1 +	LIBOR + 3.250	55,298	5.061	1/8/2020	55,825
Neustar, Inc., TLB2 +	LIBOR + 3.750	234,413	5.561	8/8/2024	237,379
SBA Communications Corp., Incremental Tranche B-2 Term Loan +	LIBOR + 2.250	156,975	4.028	6/10/2022	158,120
SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan +	LIBOR + 2.250	439,100	4.028	3/24/2021	442,637
Securus Technologies, Initial Term Loan +	LIBOR + 4.500	550,000	6.194	10/31/2024	558,423
Securus Technologies, Initial Loan +	LIBOR + 8.250	340,000	9.944	10/31/2025	345,738
Sprint Communications, Inc., Initial Term Loan +	LIBOR + 2.500	456,550	4.278	2/2/2024	458,310
UPC Financing Partnership, Facility AR +	LIBOR + 2.500	1,800,000	4.404	1/16/2026	1,810,800
Virgin Media PLC, K Facility +	LIBOR + 2.500	1,255,000	4.234	1/16/2026	1,263,716
West Corp., Term B Loan +	LIBOR + 4.000	450,790	5.778	10/10/2024	456,315
					10,666,656

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2018

	Variable	Principal	Interest	Maturity
Security	Rate	Amount	Rate	Date	Value
BANK LOANS - 94.0% (Continued)
UTILITIES - 3.3%
Atlantic Power Corp., Term Loan +	LIBOR + 3.500%	$343,286	5.278%	4/12/2023	$347,791
Calpine Construction Finance Co. LP, Term Loan +	LIBOR + 2.500	261,025	4.194	6/1/2023	262,775
Calpine Corp., Term B-1 Loan +	LIBOR + 2.500	724,161	4.278	1/16/2025	728,495
Dynergy, Inc., Tranche C-2 Term Loan +	LIBOR + 2.750	908,981	4.491	2/8/2024	919,157
Energy Future Holdings Corp., Term Loan +	LIBOR + 3.000	1,000,000	4.771	6/30/2018	1,004,820
NRG Energy, Inc., Term Loan +	LIBOR + 2.250	952,821	3.944	6/30/2023	959,463
Talen Energy Supply LLC, Term B-1 Loan +	LIBOR + 4.000	198,004	5.778	7/16/2023	199,885
Talen Energy Supply LLC, Initial Term Loan +	LIBOR + 4.000	331,985	5.778	4/16/2024	335,139
TerraForm Power Operating LLC, Term Loan +	LIBOR + 2.750	610,000	4.561	11/8/2022	616,862
Texas Competitive, Escrow Bond +	LIBOR + 0.000	635,000	11.500	10/1/2020	444
Tex Operations Co. LLC, Initial Term C Loan +	LIBOR + 2.500	41,209	4.287	8/4/2023	41,573
Tex Operations Co. LLC, Initial Term Loan +	LIBOR + 2.500	230,327	4.280	8/4/2023	232,363
Vistra Operations Co., 2016 Incremental Term Loan +	LIBOR + 2.750	118,800	4.501	12/14/2023	119,673
					5,768,440

TOTAL BANK LOANS (Cost - $164,395,196)					165,255,789

BONDS & NOTES - 6.4%
AIRLINES - 0.0%
American Airlines Group, Inc. - 144A		45,000	4.625	3/1/2020	45,731

BUILDING MATERIALS - 0.0%
Standard Industries, Inc. - 144A		95,000	5.500	2/15/2023	99,038

CHEMICALS - 0.2%
Hexion, Inc.		105,000	6.625	4/15/2020	96,206
INEOS - 144A ^		200,000	5.625	8/1/2024	205,750
NOVA Chemicals Corp. - 144A		55,000	5.000	5/1/2025	55,688
NOVA Chemicals Corp. - 144A		75,000	4.875	6/1/2024	75,656
					433,300
COAL - 0.3%
Alliance Resource Operating Partners LP - 144A		257,000	7.500	5/1/2025	279,166
Peabody Energy Corp. - 144A		15,000	6.000	3/31/2022	15,637
Peabody Energy Corp. - 144A		260,000	6.375	3/31/2025	273,975
					568,778
COMPUTERS - 0.6%
Apple, Inc.		485,000	2.400	1/13/2023	473,495
Diamond 1 & 2 Finance Corp. - 144A		570,000	5.450	6/15/2023	611,389
					1,084,884
DIVERSIFIED FINANANCIAL SERVICES - 0.2%
International Lease Finance Corp.		120,000	3.875	4/15/2018	120,462
Springleaf Financial		250,000	6.125	5/15/2022	259,450
					379,912
ELECTRICAL COMPONENTS - 0.1%
GrafTech International Ltd.		195,000	6.375	11/15/2020	198,181

ENTERTAINMENT - 0.1%
Scientific Games International, Inc. - 144A ^		145,000	7.000	1/1/2022	153,337

FOOD - 0.1%
Dole Food Co., Inc. - 144A		175,000	7.250	6/15/2025	186,812

HEALTHCARE-SERVICES - 0.5%
CHS/Community Health Systems, Inc.		190,000	6.250	3/31/2023	176,700
Eagle Holding Co II LLC - 144A		90,000	7.625	5/15/2022	91,912
Surgery Center Holdings, Inc. - 144A ^		130,000	8.875	4/15/2021	136,337
Tenet Healthcare Corp. - 144A		405,000	4.625	7/15/2024	399,431
					804,380

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2018

	Variable	Principal	Interest	Maturity
Security	Rate	Amount	Rate	Date	Value
BONDS & NOTES - 6.4% (Continued)
HOME BUILDERS - 0.3%
Lennar Corp. - 144A		$420,000	2.950%	11/29/2020	$416,850
TRI Pointe Group, Inc.		70,000	4.875	7/1/2021	135,200
TRI Pointe Group, Inc.		130,000	4.375	6/15/2019	71,137
					623,187
MEDIA - 1.0%
CCO Holdings LLC - 144A		180,000	4.000	3/1/2023	177,244
Cequel Communications Holding LLC - 144A		34,000	6.375	9/15/2020	34,510
Charter Communications Operating LLC		225,000	4.464	7/23/2022	232,963
Dish DBS Corp. ^		175,000	5.875	7/15/2022	174,781
iHeartCommunications, Inc.		95,000	9.000	12/15/2019	73,150
Meredith Corp.	LIBOR + 3.000	900,000	4.778	2/1/2025	911,066
Univision Communications, Inc. - 144A		200,000	5.125	5/15/2023	199,600
					1,803,314
OIL & GAS - 0.6%
Alta Mesa Holdings LP		135,000	7.875	12/15/2024	149,175
Carrizo Oil & Gas, Inc. ^		140,000	6.250	4/15/2023	145,250
Chesapeake Energy Corp.		170,000	6.625	8/15/2020	179,350
Denbury Resources, Inc. - 144A		60,000	9.250	3/31/2022	61,800
EP Energy LLC / Everest Acquisition Finance, Inc. - 144A ^		160,000	8.000	11/29/2024	169,200
MEG Energy Corp. - 144A ^		115,000	6.500	1/15/2025	112,844
Range Resources Corp.		125,000	5.000	3/15/2023	125,938
Sunoco LP - 144A		140,000	4.875	1/15/2023	142,943
					1,086,500
OIL & GAS SERVICES - 0.1%
FTS International, Inc.		50,000	6.250	5/1/2022	50,750
FTS International, Inc. - 144A		99,000	9.088	6/15/2020	100,485
					151,235
PACKAGING & CONTAINERS - 0.5%
Ardagh Packaging Finance PLC - 144A		235,000	6.000	2/15/2025	243,225
BWAY Holding Co. - 144A		265,000	5.500	4/15/2024	275,269
Reynolds Group Holdings Ltd. - 144A ^		325,000	7.000	7/15/2024	346,328
					864,822
PHARMACEUTICALS - 0.3%
Valeant Pharmaceuticals International, Inc. - 144A		50,000	5.375	3/15/2020	49,882
Valeant Pharmaceuticals International, Inc. - 144A		445,000	5.500	11/1/2025	450,006
					499,888
PIPELINES - 0.1%
Energy Transfer Equity LP ^		190,000	4.250	3/15/2023	191,425

PRIVATE EQUITY - 0.2%
Icahn Enterprises LP - 144A		250,000	6.250	2/1/2022	257,500
Icahn Enterprises LP		60,000	6.250	2/1/2022	61,800
					319,300
REAL ESTATE - 0.1%
Greystar Real Estate Partners LLC - 144A		105,000	5.758	12/1/2025	108,150

REITS - 0.2%
IStar Financial, Inc.		120,000	5.000	7/1/2019	120,615
IStar Financial, Inc.		60,000	6.000	4/1/2022	61,500
IStar Financial, Inc.		130,000	5.250	9/15/2022	130,000
					312,115
RETAIL - 0.2%
Cumberland Farms, Inc. - 144A		125,000	6.750	5/1/2025	133,750
Ferrellgas Partners LP ^		200,000	6.750	6/15/2023	190,000
					323,750
SEMICONDUCTORS - 0.3%
Broadcom Corp. - 144A		500,000	2.200	1/15/2021	485,831

SOFTWARE - 0.2%
First Data Corp. - 144A		190,000	5.375	8/15/2023	196,413
First Data Corp. - 144A		90,000	5.000	1/15/2024	92,700
First Data Corp. - 144A		25,000	5.750	1/15/2024	25,938
					315,051

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2018

	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
BONDS & NOTES - 6.4% (Continued)
TELECOMMUNICATIONS - 0.2%
Frontier Communications Corp.	$105,000	6.250%		9/15/2021	$86,494
T-Mobile USA, Inc.	205,000	6.000		4/15/2024	218,446
					304,940

TOTAL BONDS & NOTES (Cost - $11,305,308)					11,343,861

ASSET BACKED SECURITIES - 0.9%
JP Morgan Mortgage Trust - 144A	815,730	3.190		12/15/2047	817,656
Residential Mortgage Trust	76,362	6.110		6/25/2037	76,671
Vericrest Opportunity Loan Trust - 144A	390,372	3.500		3/25/2047	392,108
Vericrest Opportunity Loan Trust - 144A	270,941	3.125		9/25/2047	270,962
TOTAL ASSET BACKED SECURITIES (Cost - $1,565,015)					1,557,397

Security	Shares				Value
RIGHTS - 0.0%
TRA Rights	10,588				$8,004
TOTAL RIGHTS (Cost - $17,470)
		Interest
		Rate
SHORT-TERM INVESTMENT - 0.6%
MONEY MARKET FUND - 0.6%
Fidelity Investments Money Market Fund - Class I	1,020,339	1.22	% +		1,020,339
TOTAL SHORT-TERM INVESTMENT - (Cost - $1,020,339)

COLLATERAL FOR SECURITIES LOANED - 1.0%
Mount Vernon Prime Portfolio (Cost - $1,733,990)	1,733,990	1.63	% +		1,733,990

TOTAL INVESTMENTS - 104.6% (Cost - $182,019,223)					183,206,850
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.6)%					(7,463,820)
NET ASSETS - 100.0%					$175,743,030

REITs - Real Estate Investment Trusts.

LP - Limited Partnership.

LLC - Limited Liability Company.

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2018 the total market value of 144A securities is $8,191,053 or 4.66% of net assets.

*	Non-Income producing security.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $1,700,269 at January 31, 2018.

+	Variable rate security. Interest rate is as of January 31, 2018.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund
January 31, 2018

Security	Shares	Value
COMMON STOCKS - 77.9%
AEROSPACE/DEFENSE - 6.6%
Orbital ATK, Inc.	39,137	$5,162,170
Raytheon Co.	15,078	3,150,397
Rockwell Collins, Inc.	77,539	10,738,376
		19,050,943
AIRLINES - 0.0%
American Airlines Group, Inc. *	101,283	101,283

AUTO MANUFACTURERS - 1.4%
General Motors Co.	95,524	4,051,173

BANKS - 3.9%
Bank of America Corp.	148,258	4,744,256
Citigroup, Inc.	83,295	6,536,992
		11,281,248
BEVERAGES - 1.8%
Dr. Pepper Snapple Group, Inc.	23,215	2,770,710
PepsiCo, Inc.	18,823	2,264,407
		5,035,117
BIOTECHNOLOGY - 1.5%
Bioverativ, Inc. *	14,078	1,450,879
Juno Therapeutics, Inc. * ^	33,808	2,901,064
		4,351,943
CHEMICALS - 4.8%
DowDuPont, Inc.	50,165	3,791,471
Huntsman Corp.	179,077	6,190,692
Monsanto Co.	31,831	3,877,016
		13,859,179
COMMERCIAL SERVICES - 1.5%
PayPal Holdings, Inc. *	18,243	1,556,493
Quanta Services, Inc. *	74,617	2,872,008
		4,428,501
COMPUTERS - 2.8%
Apple, Inc.	20,668	3,460,443
Dell Technologies, Inc. *	36,034	2,583,638
Leidos Holdings, Inc.	32,435	2,160,171
		8,204,252
ELECTRIC - 4.7%
Calpine Corp. *	519,408	7,837,867
Dynegy, Inc. * ^	317,907	3,980,196
SCANA Corp.	45,846	1,863,181
		13,681,244
ENTERTAINMENT - 1.3%
Regal Entertainment Group ^	166,066	3,799,590

FOOD - 1.6%
Kraft Heinz Co.	25,329	1,985,540
Mondelez International, Inc.	62,115	2,757,906
		4,743,446
FOREST PRODUCTS & PAPER - 0.1%
Deltic Timber Corp.	1,635	154,540

HEALTHCARE-PRODUCTS - 0.4%
NxStage Medical, Inc. *	46,640	1,167,399

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2018

Security	Shares	Value
COMMON STOCKS - 77.9% (Continued)
HEALTHCARE-SERVICES - 3.8%
Aetna, Inc.	47,894	$8,947,557
Humana, Inc.	4,097	1,154,658
Kindred Healthcare, Inc.	108,515	998,338
		11,100,553
HOME BUILDERS - 0.9%
Lennar Corp. ^	42,452	2,660,042

INSURANCE - 3.1%
Berkshire Hathaway, Inc. *	15,702	3,366,195
FGL Holdings * ^	37,260	333,850
MetLife, Inc.	18,057	868,000
Validus Holdings Ltd.	64,591	4,372,811
		8,940,856
INTERNET - 2.6%
Alibaba Group Holding Ltd. - ADR *	7,642	1,561,184
Alphabet, Inc. *	2,842	3,359,869
Facebook, Inc. *	13,525	2,527,687
		7,448,740
LEISURE TIME - 2.2%
Royal Caribbean Cruises Ltd.	48,018	6,412,804

LODGING - 1.5%
Caesars Entertainment Corp. *	155,114	2,163,840
MGM Resorts International	59,034	2,151,789
		4,315,629
MACHINERY - CONSTRUCTION & MINING - 0.8%
Caterpillar, Inc.	13,890	2,261,014

MEDIA - 7.7%
Charter Communications, Inc.	3,797	1,432,418
Comcast Corp.	69,390	2,951,157
Scripps Networks Interactive, Inc.	55,089	4,847,281
Time Warner, Inc.	83,296	7,942,274
Twenty-First Century Fox, Inc.	95,816	3,535,610
Walt Disney Co.	12,939	1,406,081
		22,114,821
MISCELLANEOUS MANUFACTURERS - 0.9%
Pure Technologies Ltd.	345,819	2,535,470

OIL & GAS - 1.6%
Canadian Natural Resources Ltd.	36,666	1,252,144
Petroleo Brasileiro SA - ADR *	63,906	853,784
Pioneer Natural Resources Co.	13,765	2,517,756
		4,623,684
OIL & GAS SERVICES - 0.7%
Schlumberger Ltd.	28,771	2,116,970

PACKAGING & CONTAINERS - 2.5%
Berry Global Group, Inc. *	49,790	2,947,070
KapStone Paper and Packaging Corp.	125,685	4,353,728
		7,300,798

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2018

Security	Shares	Value
COMMON STOCKS - 77.9% (Continued)
PHARMACEUTICALS - 2.8%
Bristol-Myers Squibb Co.	29,180	$1,826,668
Johnson & Johnson	20,682	2,858,046
Zoetis, Inc.	46,045	3,533,033
		8,217,747
PIPELINES - 0.7%
Columbia Pipeline Group, Inc. *	84,102	2,144,181

REAL ESTATE - 0.1%
Forestar Group, Inc. *	10,377	253,199

REITS - 0.9%
GGP, Inc.	83,226	1,916,695
Winthrop Realty Trust	102,617	700,874
		2,617,569
RETAIL - 1.5%
Starbucks Corp.	15,200	863,512
Wal-Mart Stores, Inc.	31,151	3,320,697
		4,184,209
SEMICONDUCTORS - 8.3%
Cavium, Inc. * ^	97,243	8,633,234
Marvell Technology Group Ltd.	140,063	3,267,670
NXP Semiconductors NV *	81,045	9,751,334
QUALCOMM, Inc.	32,771	2,236,621
		23,888,859
SOFTWARE - 2.9%
BORQS Technologies, Inc. *	116,107	806,945
BroadSoft, Inc. * ^	15,476	849,632
Callidus Software, Inc. *	32,385	1,164,241
Microsoft Corp.	30,741	2,920,702
Take-Two Interactive Software, Inc. *	21,850	2,767,740
		8,509,260
TOTAL COMMON STOCKS (Cost - $220,146,292)		225,556,263

EXCHANGE TRADED FUNDS - 5.0%
DEBT EXCHANGE TRADED FUNDS - 4.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	23,634	2,837,734
iShares US Credit Bond ETF	26,771	2,971,313
PowerShares Senior Loan Portfolio ETF	246,951	5,736,672
		11,545,719
EQUITY EXCHANGE TRADED FUND - 1.0%
Utilities Select Sector SPDR Fund ETF	23,715	2,911,985

TOTAL EXCHANGE TRADED FUNDS - (Cost - $14,454,229)		14,457,704

RIGHTS - 0.0%
Nexstar Broadcasting Group, Inc. *	87,600	876
Safeway PDC, LLC CVR *	90,955	80,632
Safeway Casa Ley CVR. *	90,955	1,273
TOTAL RIGHTS (Cost - $116,685)		82,781

WARRANTS - 0.0%
BORQS Technologies, Inc. *	105,552	27,180
TOTAL WARRANTS (Cost - $8,254)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2018

Security				Shares		Value
CLOSED-END FUND - 1.3%
Altaba, Inc. *				45,425		$3,628,549
TOTAL CLOSED-END FUND (Cost - $3,623,877)

				Exercise
	Counterparty	Contracts**	Notional Amount	Price	Expiration Date	Value
PURCHASED CALL OPTION - 0.0%
Energy Select Sector SPDR Fund	JP Morgan	725	$5,426,625	$75.00	3/16/2018	$134,125
Energy Select Sector SPDR Fund	JP Morgan	725	5,426,625	76.00	3/16/2018	99,325
TOTAL PURCHASED CALL OPTION (Cost - $290,499)						233,450

PURCHASED PUT OPTIONS - 0.4%
S&P 500 Index	JP Morgan	27	7,624,287	650.00	3/16/2018	29,025
S&P 500 Index	JP Morgan	274	77,372,394	665.00	3/16/2018	327,430
S&P 500 Index	JP Morgan	247	69,748,107	775.00	3/16/2018	716,300
TOTAL PURCHASED PUT OPTIONS (Cost - $1,842,575)						1,072,755

					Interest
				Shares	Rate
SHORT-TERM INVESTMENT - 37.6%
MONEY MARKET FUND - 37.6%
Fidelity Investments Money Market Fund - Class I				108,759,432	1.22%+	108,759,432
TOTAL SHORT-TERM INVESTMENT (Cost - $108,759,432)

COLLATERAL FOR SECURITIES LOANED - 3.1%
Mount Vernon Prime Portfolio (Cost - $9,027,931)				9,027,931	1.63%+	9,027,931

TOTAL INVESTMENTS - 125.3% (Cost - $358,269,774)						$362,846,045
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.3)%						(73,345,594)
NET ASSETS - 100.0%						$289,500,451

*	Non-Income producing security.

**	Each Purchased Option contract allows the option holder to buy/sell 100 shares of the underlying security at the exercise price.

ADR - American Depositary Receipt.

ETF - Exchange Traded Fund

LLC - Limited Liability Company

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

+	Variable rate security. Interest rate is as of January 31, 2018.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $8,819,731 at January 31, 2018.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2018

				Exercise
Security	Counterparty	Contracts**	Notional Amount	Price	Expiration Date	Value
WRITTEN CALL OPTIONS - (0.4)%
Energy Select Sector SPDR Fund	JP Morgan	725	$5,426,625	$79.00	3/16/2018	$31,175
Energy Select Sector SPDR Fund	JP Morgan	725	5,426,625	80.00	3/16/2018	23,925
General Motors Co.	JP Morgan	954	4,045,914	45.00	3/16/2018	67,734
Huntsman Corp.	JP Morgan	843	2,914,251	34.00	3/16/2018	143,310
PayPal Holdings, Inc.	JP Morgan	181	1,544,292	85.00	2/16/2018	66,970
Royal Caribbean Cruises Ltd.	JP Morgan	284	3,792,820	130.00	3/16/2018	183,890
S&P 500 Index	JP Morgan	27	7,624,287	650.00	3/16/2018	502,335
TOTAL WRITTEN CALL OPTIONS - (Premiums Received - $673,660)						1,019,339

WRITTEN PUT OPTIONS - (0.2)%
S&P 500 Index	JP Morgan	274	77,372,394	620.00	3/16/2018	237,010
S&P 500 Index	JP Morgan	247	69,748,107	730.00	3/16/2018	485,355
TOTAL WRITTEN PUT OPTIONS - (Premiums Received - $1,169,430)						722,365

				Shares
SECURITIES SOLD SHORT * - (30.2)%
AEROSPACE/DEFENSE - (1.6)%
Boeing Co.				3,231		1,144,970
United Technologies Corp.				24,368		3,363,028
						4,507,998
AIRLINES - (0.1)%
American Airlines Group, Inc.				5,810		315,599

AUTO MANUFACTURERS - (0.8)%
Tesla, Inc.				6,278		2,224,358

AUTO PARTS & EQUIPMENT - (0.6)%
Goodyear Tire & Rubber Co.				49,892		1,737,239

COSMETICS/PERSONAL CARE - (0.6)%
Procter & Gamble Co.				18,942		1,635,452

DISTRIBUTION/WHOLESALE - (0.8)%
WW Grainger, Inc.				8,164		2,201,504

DIVERSIFIED FINANCIAL SERVICES - (0.3)%
BlackRock, Inc.				1,803		1,012,925

ELECTRIC - (1.8)%
Dominion Energy, Inc.				31,030		2,371,933
Vistra Energy Corp.				151,405		2,952,398
						5,324,331
EQUITY EXCHANGE TRADED FUNDS - (11.4)%
Consumer Discretionary Select Sector SPDR Fund				47,911		5,165,285
Consumer Staples Select Sector SPDR Fund				107,138		6,194,719
Health Care Select Sector SPDR Fund				16,379		1,442,990
Industrial Select Sector SPDR Fund				72,155		5,752,918
iShares Russell 2000 ETF				54,839		8,574,626
iShares US Real Estate ETF				18,408		1,446,133
SPDR S&P 500 ETF Trust				101,193		2,873,407
VanEck Vectors Semiconductor ETF				13,830		1,473,033
						32,923,111
HEALTHCARE-PRODUCTS - (0.0)%
Becton, Dickinson and Co.				377		91,588

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2018

Security	Shares	Value
SECURITIES SOLD SHORT* - (30.2)% (Continued)
HEALTHCARE-SERVICES - (0.3)%
HCA Healthcare, Inc.	8,800	$890,208

INSURANCE - (0.8)%
American International Group, Inc.	34,770	2,222,498

MEDIA - (1.5)%
Discovery Communications, Inc.	55,645	1,327,690
Walt Disney Co.	26,518	2,881,711
		4,209,401
MISCELLANEOUS MANUFACTURING - (0.4)%
3M Co.	4,137	1,036,319

OIL & GAS - (1.0)%
Exxon Mobil Corp.	34,506	3,012,374

REITS - (0.3)%
Potlatch Corp.	2,631	139,180
Simon Property Group, Inc.	4,758	777,315
		916,495
RETAIL - (2.9)%
CVS Health Corp.	53,861	4,238,322
McDonald’s Corp.	8,118	1,389,315
Target Corp.	28,561	2,148,358
Yum! Brands, Inc.	8,551	723,329
		8,499,324
SEMICONDUCTORS - (2.2)%
Analog Devices, Inc.	14,888	1,367,909
Marvell Technology Group Ltd.	211,572	4,935,975
		6,303,884
SOFTWARE - (1.7)%
Oracle Corp.	55,390	2,857,570
VMware, Inc.	17,678	2,188,360
		5,045,930
TELECOMMUNICATIONS - (1.1)%
AT&T, Inc.	87,558	3,279,047

TOTAL SECURITIES SOLD SHORT - (Proceeds - $81,899,344)		$87,389,585

*	Non-Income producing security.

**	Each Written Option contract allows the option holder to buy/sell 100 shares of the underlying security at the exercise price.

ETF - Exchange Traded Fund

REITS - Real Estate Investment Trusts

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund
January 31, 2018

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate%		Date	Value
CORPORATE BONDS & NOTES - 64.3%
AEROSPACE / DEFENSE - 0.2%
TransDigm, Inc.		$95,000	6.000		7/15/2022	$97,731
TransDigm, Inc.		45,000	6.500		5/15/2025	46,350
						144,081
AUTO MANUFACTURERS - 1.1%
Daimler Finance LLC - 144A		165,000	2.200		10/30/2021	160,497
Ford Motor Credit Co. LLC.		270,000	5.750		2/1/2021	289,642
General Motors Financial Co., Inc.		105,000	3.500		7/10/2019	106,359
General Motors Financial Co., Inc.		60,000	4.200		3/1/2021	61,901
Hyundai Capital America - 144A		135,000	2.450		6/15/2021	131,231
						749,630
AUTO PARTS & EQUIPMENT - 0.7%
Aptiv PLC		105,000	3.150		11/19/2020	106,039
Cooper Standard Auto - 144A		135,000	5.625		11/15/2026	138,713
Delphi Automotive PLC		30,000	4.150		3/15/2024	31,029
Lear Corp.		195,000	3.800		9/15/2027	193,772
						469,553
AUTOMOBILE ABS - 6.0%
American Credit Acceptance Receivables Trust 2017-2 - 144A		135,000	2.860		6/12/2023	134,515
AmeriCredit Automobile Receivables Trust 2013-5		220,000	2.860		12/9/2019	220,710
Avid Automobile Receivables Trust 2018-1 -144A		260,000	2.840		8/15/2023	259,917
Avis Budget Rental Car Funding AESOP LLC - 144A		115,000	2.970		2/20/2020	115,608
Avis Budget Rental Car Funding AESOP LLC - 144A		245,000	2.630		12/20/2021	243,715
California Republic Auto Receivables Trust 2014-3		146,220	1.790		3/16/2020	146,110
Capital Auto Receivables Asset Trust 2017-1 - 144A		160,000	2.700		9/20/2022	158,347
Carnow Auto Recievables Trust		119,011	2.920		9/15/2022	118,749
Centre Point Funding		113,102	2.610		8/20/2020	112,438
CPS Auto Trust - 144A		100,000	2.430		1/18/2022	99,293
Drive Auto Receivables Trust 2016-B -144A		85,162	2.560		6/15/2020	85,216
Drive Auto Receivables Trust 2015-D - 144A		109,513	3.380		11/15/2021	110,106
Drive Auto Receivables Trust		135,000	2.800		7/15/2022	135,079
Drive Auto Receivables Trust 2017-A - 144A		160,000	2.980		1/18/2022	160,633
DT Auto Owner Trust 2016-4 - 144A		195,000	2.740		10/17/2022	194,529
DT Auto Owner Trust 2017-3 - 144A		160,000	3.010		5/15/2023	160,330
Exeter Automobile Receivables Trust 2017-2 - 144A		160,000	2.820		5/16/2022	160,068
First Investors Auto Owner Trust 2017-2 - 144A		135,000	2.650		11/15/2022	133,983
Flagship Credit Auto Trust 2016-1 - 144A		54,178	2.770		12/15/2020	54,362
Flagship Credit Auto Trust 2017-3 - 144A		160,000	2.910		9/15/2023	159,959
GLS Auto Receivables Trust		160,000	2.980		12/15/2021	158,946
Hyundai Auto Receivables Trust 2017-B		160,000	2.230		2/15/2023	156,560
OneMain Direct Auto Receivables Trust 2016-1 - 144A		135,000	2.760		5/15/2021	135,255
OneMain Direct Auto Receivables Trust 2017-2 - 144A		135,000	2.820		7/15/2024	133,867
Prestige Auto Receivables Trust 2017-1 - 144A		160,000	2.810		1/17/2023	159,998
Santander Drive Auto Receivables Trust 2016-1		120,000	3.090		4/15/2022	120,875
Santander Drive Auto Receivables Trust 2014-4		160,000	3.100		11/16/2020	161,170
Westlake Automobile Receivables Trust 2016-3 - 144A		240,000	2.070		12/15/2021	239,612
						4,229,950
BANKS - 10.8%
Banco de Credito e Inversiones - 144A		370,000	3.500		10/12/2027	357,115
Banco de Credito del Peru - 144A		135,000	4.250		4/1/2023	141,750
Banco de Credito del Peru/Panama - 144A	3 Month LIBOR + 7.043%	120,000	6.125	+	4/24/2027	132,150
Banco Santander Chile - 144A		150,000	3.875		9/20/2022	154,886
Bank of America Corp	3 Month LIBOR + 0.790%	233,000	3.004	+	12/20/2023	230,780
Bank of America Corp		351,000	4.200		8/26/2024	364,398
Bank of Montreal	LIBOR + 1.432%	39,000	3.803	+	12/15/2032	38,093
Bank of New York Mellon Corp/The		165,000	2.800		5/4/2026	158,145
Bank of New York Mellon Corp/The	3 Month LIBOR + 3.420%	135,000	4.950	+	12/29/2049	138,240
BBVA Bancomer SA - 144A	LIBOR + 2.650%	200,000	5.125	+	1/18/2033	198,130
Capital One Financial Corp		165,000	3.750		7/28/2026	161,000
Capital One Financial Corp		165,000	4.200		10/29/2025	167,516
Citigroup, Inc. ^	3 Month LIBOR + 4.517%	195,000	6.250	+	8/15/2026	212,306
Citigroup, Inc. ^		130,000	3.200		10/21/2026	126,955
Citigroup, Inc.		160,000	4.050		7/30/2022	165,123

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2018

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate%		Date	Value
CORPORATE BONDS & NOTES - 64.3% (Continued)
BANKS (Continued) - 10.8%
Development Bank of Kazakhstan JSC - 144A		$200,000	4.125		12/10/2022	$203,788
Goldman Sachs Group Inc/The		200,000	4.250		10/21/2025	205,666
Goldman Sachs Group Inc/The		225,000	5.750		1/24/2022	246,803
JPMorgan Chase & Co		330,000	3.300		4/1/2026	326,326
JPMorgan Chase & Co	3 Month LIBOR + 3.800%	205,000	5.300	+	12/2/2049	211,714
KeyCorp	3 Month LIBOR + 3.606%	170,000	5.000	+	12/29/2049	173,400
M&T Bank Corp	3 Month LIBOR + 3.520%	65,000	5.125	+	12/29/2049	68,315
Macquarie Group Ltd - 144A		125,000	6.250		1/14/2021	135,747
Morgan Stanley		195,000	3.125		7/27/2026	188,684
Morgan Stanley		225,000	4.100		5/22/2023	233,072
Morgan Stanley ^		275,000	6.375		7/24/2042	374,705
Nordea Bank AB - 144A		200,000	2.125		5/29/2020	197,783
PNC Financial Services Group Inc/The	3 Month LIBOR + 3.300%	170,000	5.000	+	11/1/2026	178,670
Santander Holdings USA Inc - 144A		165,000	3.700		3/28/2022	166,816
Santander Holdings USA Inc - 144A		65,000	4.400		7/13/2027	66,185
The PNC Financial Services Group Inc/The	3 Month LIBOR + 3.040%	310,000	4.850	+	Perpetual	315,425
Turkiye Vakiflar Bankasi TAO - 144A		200,000	5.625		5/30/2022	200,877
UBS AG/Stamford CT		650,000	7.625		8/17/2022	759,200
Wells Fargo & Co.		85,000	3.069		1/24/2023	85,098
Wells Fargo & Co.		195,000	3.550		9/29/2025	197,402
Wells Fargo & Co.	3 Month LIBOR + 3.110%	165,000	5.900	+	6/15/2024	174,694
Zions Bancorporation		140,000	4.500		6/13/2023	143,567
						7,600,524
BEVERAGES - 0.4%
Anheuser-Busch InBev Finance, Inc.		80,000	3.300		2/1/2023	80,719
Anheuser-Busch InBev Finance, Inc. ^		165,000	3.650		2/1/2026	167,267
						247,986
BUILDING MATERIALS - 1.4%
American Woodmark Corp. - 144A		100,000	4.875		3/15/2026	100,000
CRH America Finance, Inc. - 144A		200,000	3.400		5/9/2027	195,996
Masco Corp		50,000	3.500		4/1/2021	50,599
Masco Corp		56,000	5.950		3/15/2022	61,655
Masco Corp		30,000	4.450		4/1/2025	31,482
Owens Corning		165,000	3.400		8/15/2026	159,976
Standard Industries, Inc. - 144A		195,000	6.000		10/15/2025	208,163
Vulcan Materials Co. ^		165,000	3.900		4/1/2027	166,485
						974,356
CHEMICALS - 0.7%
NewMarket Corp		305,000	4.100		12/15/2022	316,290
NOVA Chemicals Corp. - 144A		105,000	5.000		5/1/2025	106,313
NOVA Chemicals Corp. - 144A		65,000	4.875		6/1/2024	65,569
						488,172
COMMERCIAL MBS - 3.2%
Aventura Mall Trust 2013-AVM - 144A	3 Month LIBOR + 2.151%	155,000	3.743	+	12/5/2032	158,767
Aventura Mall Trust 2013-AVM - 144A	3 Month LIBOR + 2.151%	100,000	3.867	+	12/5/2032	100,754
BAMLL Commercial Mortgage Securities Trust 2015-200P - 144A		105,000	3.218		4/14/2033	104,866
Caesars Palace Las Vegas Trust 2017-VICI - 144A		100,000	4.138		10/15/2034	102,436
Cold Storage Trust 2017-ICE3 - 144A	1 Month LIBOR + 1.000%	260,000	2.559	+	4/15/2036	261,015
GAHR Commercial Mortgage Trust 2015-NRF - 144A	3 Month LIBOR + 1.906%	105,000	3.382	+	12/15/2034	105,278
GS Mortgage Securities Corp Trust 2012-ALOHA - 144A		132,000	3.551		4/10/2034	134,996
Hilton USA Trust 2016-SFP - 144A		185,000	3.323		11/5/2035	182,111
Hospitality Mortgage Trust		100,000	2.587		5/8/2019	100,290
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 - 144A		94,155	4.106		7/15/2046	94,351
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 -144A		100,000	4.388		7/15/2046	104,089
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13		240,000	4.266		11/15/2046	249,227
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22		290,000	3.561		4/15/2048	286,404
One Market Plaza Trust 2017-1MKT - 144A		105,000	3.614		2/10/2032	106,531
Wells Fargo Commercial Mortgage Trust 2015-LC20		165,000	3.719		4/15/2050	163,804
						2,254,919

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2018

	Variable	Principal	Interest	Maturity
Security	Rate	Amount	Rate%	Date	Value
CORPORATE BONDS & NOTES - 64.3% (Continued)
COMMERCIAL SERVICES - 0.8%
Ashtead Capital, Inc. - 144A		$200,000	4.375	8/15/2027	$199,000
S&P Global Inc		170,000	4.000	6/15/2025	177,006
Verisk Analytics, Inc.		165,000	4.000	6/15/2025	168,815
					544,821
COMPUTERS - 0.9%
Apple, Inc. ^		155,000	3.250	2/23/2026	154,945
Apple, Inc.		85,000	3.000	11/13/2027	82,682
Dell International LLC / EMC Corp - 144A		30,000	6.020	6/15/2026	32,861
Dell International LLC / EMC Corp - 144A		65,000	8.100	7/15/2036	82,830
Hewlett Packard Enterprise Co		54,000	4.400	10/15/2022	56,327
Hewlett Packard Enterprise Co. ^		100,000	4.900	10/15/2025	104,798
Western Digital Corp.		125,000	4.750	2/15/2026	126,797
					641,240
DIVERSIFIED FINANCIAL SERVICES - 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust		150,000	3.650	7/21/2027	144,826
Air Lease Corp		170,000	2.625	9/4/2018	170,388
Ally Financial, Inc. ^		165,000	5.750	11/20/2025	176,789
Brookfield Finance LLC		174,000	4.000	4/1/2024	178,509
Jefferies Group LLC		75,000	5.125	1/20/2023	80,378
Navient Corp.		35,000	7.250	9/25/2023	37,888
Navient Corp. ^		105,000	6.750	6/25/2025	110,250
OM Asset Management Plc		165,000	4.800	7/27/2026	168,295
					1,067,323
ELECTRIC - 1.0%
American Electric PLC		130,000	3.200	11/13/2027	126,325
Duke Energy Corp		170,000	2.650	9/1/2026	158,622
Exelon Corp		230,000	3.497	6/1/2022	231,792
Southern Power Co		170,000	4.150	12/1/2025	177,527
					694,266
ELECTRONICS - 0.6%
Arrow Electronics, Inc.		175,000	3.875	1/12/2028	173,048
Flex Ltd		165,000	4.750	6/15/2025	173,684
Jabil, Inc.		105,000	3.950	1/12/2028	102,954
					449,686
ENERGY - ALTERNATE RESOURCES - 0.2%
TerraForm Power Operating LLC - 144A		125,000	5.000	1/31/2028	123,438

ENTERTAINMENT - 0.3%
Gateway Casinos & Entertainment Ltd. - 144A		45,000	8.250	3/1/2024	48,600
Scientific Games International, Inc.		80,000	6.625	5/15/2021	83,200
Scientific Games International, Inc. - 144A ^		10,000	7.000	1/1/2022	10,575
Scientific Games International, Inc. - 144A		75,000	5.000	10/15/2025	75,281
					217,656
FOOD - 0.3%
Kraft Heinz Foods Co		165,000	3.000	6/1/2026	155,345
Safeway, Inc.		85,000	7.250	2/1/2031	73,525
					228,870
FOOD SERVICES - 0.0%
Aramark Services, Inc. - 144A		15,000	5.000	2/1/2028	15,338

HEALTHCARE PRODUCTS - 1.1%
Abbott Laboratories		35,000	3.400	11/30/2023	35,305
Abbott Laboratories		200,000	3.750	11/30/2026	202,438
Becton Dickinson and Co		33,000	3.363	6/6/2024	32,559
Becton Dickinson and Co		200,000	3.700	6/6/2027	197,425
Fresenius US Finance II, Inc. - 144A		25,000	4.500	1/15/2023	26,068
Teleflex, Inc.		65,000	4.625	11/15/2027	65,000
Zimmer Biomet Holdings Inc		230,000	3.550	4/1/2025	226,705
					785,500

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2018

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate%		Date	Value
CORPORATE BONDS & NOTES - 64.3% (Continued)
HEALTHCARE - SERVICES - 0.9%
Anthem, Inc. ^		$35,000	3.650		12/1/2027	$34,907
Cardinal Health, Inc.		140,000	3.410		6/15/2027	135,112
CHS/Community Health Systems, Inc.		85,000	6.250		3/31/2023	79,050
Envision Healthcare Corp. - 144A		30,000	6.250		12/1/2024	31,913
HCA, Inc.		125,000	5.375		2/1/2025	127,969
Surgery Center Holdings, Inc. - 144A ^		100,000	8.875		4/15/2021	104,875
Tenet Healthcare Corp. - 144A		145,000	4.625		7/15/2024	143,006
						656,832
HOLDING COMPANIES - DIVERSIFIED - 0.2%
Leucadia National Corp.		130,000	5.500		10/18/2023	138,681

HOME BUILDERS -1.4%
CalAtlantic Group, Inc.		140,000	5.250		6/1/2026	147,175
DR Horton, Inc. ^		165,000	4.750		2/15/2023	174,700
Lennar Corp. - 144A		145,000	4.750		11/29/2027	147,187
MDC Holdings, Inc.		160,000	5.500		1/15/2024	168,800
PulteGroup, Inc.		130,000	6.375		5/15/2033	146,088
TRI Pointe Holdings, Inc.		160,000	5.875		6/15/2024	170,288
						954,238
HOME EQUITY ABS - 0.4%
GSAA Trust 2005-1 AF4 (a)		157,299	5.619		11/25/2034	160,405
NovaStar Mortgage Funding Trust Series 2004-4	1 Month LIBOR + 1.725%	129,522	3.286	+	3/25/2035	130,138
						290,543
INSURANCE - 1.7%
Allstate Corp.	3 Month LIBOR + 2.938%	150,000	5.750	+	8/15/2053	163,500
Athene Holding Ltd.		135,000	4.125		1/12/2028	133,501
Berkshire Hathaway, Inc. ^		35,000	3.125		3/15/2026	34,616
Manulife Financial Corp.		160,000	4.150		3/4/2026	166,651
MetLife, Inc.		195,000	4.368		9/15/2023	207,577
Prudential Financial, Inc.	3 Month LIBOR + 3.920%	300,000	5.625	+	6/15/2043	326,685
Teachers Insurance & Annuity Association of America - 144A	3 Month LIBOR + 2.661%	110,000	4.375	+	9/15/2054	110,825
Trinity Acquisition PLC		60,000	4.400		3/15/2026	62,279
Trinity Acquisition PLC		10,000	3.500		9/15/2021	10,094
						1,215,728
INVESTMENT COMPANIES - 0.5%
Ares Capital Corp.		80,000	3.500		2/10/2023	78,041
Ares Capital Corp.		105,000	4.250		3/1/2025	103,865
FS Investment Corp.		11,000	4.250		1/15/2020	111,315
FS Investment Corp.		50,000	4.750		5/15/2022	50,936
						344,157
IRON / STEEL - 0.2%
GTL Trade Finance, Inc. - 144A		150,000	5.893		4/29/2024	162,862

LEISURE TIME - 0.2%
Vista Outdoor, Inc. ^		140,000	5.875		10/1/2023	136,150

LODGING - 0.3%
Wyndham Worldwide Corp.		175,000	5.100		10/1/2025	183,041
Wyndham Worldwide Corp.		45,000	4.500		4/1/2027	45,283
						228,324
MACHINERY- DIVERSIFIED - 0.3%
CNH Industrial NV		137,000	4.500		8/15/2023	142,994
CNH Industrial NV		71,000	3.850		11/15/2027	70,517
						213,511
MEDIA - 1.5%
CCO Holdings LLC / CCO Holdings Capital Corp - 144A		60,000	4.000		3/1/2023	59,081
CSC Holdings LLC - 144A		95,000	5.375		2/1/2028	95,000
Discovery Communications LLC ^		160,000	3.950		3/20/2028	156,340
Meredith Corp. - 144A		115,000	0.000		1/28/2025	116,414
Meredith Corp. - 144A		65,000	6.875		2/1/2026	66,706
SFR Group SA - 144A		200,000	7.375		5/1/2026	197,750
Sirius XM Radio, Inc. - 144A		130,000	5.375		7/15/2026	133,413
Telenet Finance Luxembourg Notes Sarl - 144A		200,000	5.500		3/1/2028	200,000
						1,024,704

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2018

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate%		Date	Value
CORPORATE BONDS & NOTES - 64.3% (Continued)
MINING - 0.8%
Anglo American Capital PLC ^ - 144A		$200,000	4.000		9/11/2027	$198,094
BHP Billiton Finance USA Ltd - 144A	3 Month LIBOR + 5.093	200,000	6.750	+	10/19/2075	233,400
Glencore Funding LLC - 144A		165,000	4.000		3/27/2027	163,735
						595,229

MISCELLANEOUS MANUFACTURING - 0.7%
Bombardier, Inc. - 144A		110,000	6.125		1/15/2023	111,650
General Electric Co.	3 Month LIBOR + 3.330%	421,000	5.000	+	Perpetual	426,789
						538,439
OFFICE / BUSINESS EQUIPMENT - 0.2%
Pitney Bowes, Inc.		159,000	3.875		5/15/2022	151,845

OIL & GAS - 2.6%
Ensco PLC		30,000	7.750		2/1/2026	29,906
EP Energy LLC / Everest Acquisition Finance, Inc. ^ - 144A		65,000	8.000		11/29/2024	68,738
Gazprom OAO Via Gaz Capital SA - 144A		205,000	4.950		2/6/2028	214,151
Helmerich & Payne International Drilling Co.		100,000	4.650		3/15/2025	105,181
Holly Frontier Corp.		165,000	5.875		4/1/2026	183,018
Oasis Petroleum Inc		65,000	6.875		1/15/2023	67,194
Parsley Energy LLC / Parsley Finance Corp - 144A		155,000	5.625		10/15/2027	159,650
Petrobras Global Finance BV ^		160,000	7.375		1/17/2027	177,784
Petrobras Global Finance BV - 144A		80,000	5.299		1/27/2025	80,600
Petroleos Mexicanos - 144A		130,000	6.500		3/13/2027	142,366
Petroleos Mexicanos - 144A		85,000	6.500		3/13/2027	93,085
Range Resources Corp.		145,000	4.875		5/15/2025	141,556
SM Energy Co		50,000	5.625		6/1/2025	49,750
State Oil Co of the Azerbaijan Republic		200,000	6.950		3/18/2030	230,986
Sunoco LP / Sunoco Finance Corp. - 144A		85,000	5.500		2/15/2026	86,993
						1,830,958
OTHER ABS - 5.3%
American Homes 4 Rent 2014-SFR2 Trust - 144A		130,000	4.705		10/17/2036	136,675
American Homes 4 Rent 2015-SFR2 Trust- 144A		120,000	4.691		10/17/2045	126,654
Bayview Opportunity Master Fund IVa Trust 2017-RT1 - 144A		103,632	3.000	+	3/28/2057	102,955
Bayview Opportunity Master Fund IVa Trust 2017-SPL5 - 144A		100,000	4.000	+	6/28/2057	105,882
Bayview Opportunity Master Fund IVa Trust 2017-SPL1 - 144A		99,646	4.250	+	10/28/2064	102,336
Bayview Opportunity Master Fund IVb Trust 2017-SPL3 - 144A		100,000	4.250	+	11/28/2053	105,153
CWABS Asset-Backed Certificates Trust 2005-1		184,375	5.159		7/25/2035	190,708
Diamond Resorts Owner Trust ^ - 144A		156,565	3.270		10/22/2029	154,167
MVW Owner Trust 2016-1 - 144A		109,492	2.250		12/20/2033	107,469
MVW Owner Trust 2017-1 - 144A		151,858	2.420		12/20/2034	149,182
Oak Hill Advisors Residential Loan Trust 2017-NPL2 - 144A		208,038	3.000		7/25/2057	207,797
Pretium Mortgage Credit Partners I 2017-NPL5 LLC - 144A		96,107	3.327	+	12/30/2032	95,806
Pretium Mortgage Credit Partners I 2017-NPL2 LLC -144A		204,646	3.250		3/28/2057	204,797
RCO Mortgage LLC 2017-1 - 144A		212,152	3.375		8/25/2022	212,261
Sierra Timeshare 2014-2 Receivables Funding LLC - 144A		15,149	2.050		6/20/2031	15,113
Sofi Consumer Loan Program 2017-5 LLC -144A		105,000	2.780		9/25/2026	103,888
Sofi Consumer Loan Program 2017-6 LLC - 144A		100,000	2.820		11/25/2026	99,222
TGIF Funding LLC 2017-1A - 144A		133,650	6.202		4/30/2047	134,734
Towd Point Mortgage Trust 2015-1 - 144A		172,000	3.250	+	10/25/2053	171,213
Towd Point Mortgage Trust 2015-3 - 144A		87,988	3.000	+	3/25/2054	88,286
Towd Point Mortgage Trust 2015-6 - 144A		130,000	3.750	+	4/25/2055	133,079
Towd Point Mortgage Trust 2016-2 - 144A		70,426	3.000	+	8/25/2055	70,327
Towd Point Mortgage Trust 2017-1 - 144A		115,000	3.750	+	10/25/2056	116,854
Towd Point Mortgage Trust 2015-1 - 144A		190,000	3.250	+	11/25/2060	188,531
Tricon American Homes 2017-SFR1 Trust - 144A		100,000	2.716		9/17/2034	97,844
VSE 2017-A VOI Mortgage LLC - 144A		123,510	2.330		3/20/2035	123,485
VOLT LXIII LLC - 144A		156,149	3.500		3/25/2047	156,843
VOLT LVI LLC - 144A		141,484	3.250		6/25/2047	141,714
VOLT LX LLC - 144A		100,000	3.000		10/25/2047	99,782
						3,742,757

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2018

	Variable	Principal	Interest	Maturity
Security	Rate	Amount	Rate%	Date	Value
CORPORATE BONDS & NOTES - 64.3% (Continued)
PHARMACEUTICALS - 1.4%
AbbVie, Inc.		$55,000	3.600	5/14/2025	$55,594
AbbVie, Inc.		100,000	2.850	5/14/2023	98,525
AbbVie, Inc.		100,000	3.200	5/14/2026	97,681
AmerisourceBergen Corp.		105,000	3.450	12/15/2027	102,081
Cardinal Health, Inc.		105,000	3.079	6/15/2024	101,738
Mylan NV		45,000	3.150	6/15/2021	45,014
Mylan NV		105,000	3.950	6/15/2026	104,536
Owens & Minor, Inc.		30,000	3.875	9/15/2021	30,200
Shire Acquisitions Investments Ireland DAC		75,000	2.400	9/23/2021	73,299
Teva Pharmaceutical Finance Netherlands III BV ^		95,000	3.150	10/1/2026	79,079
Valeant Pharmaceuticals International, Inc. - 144A		50,000	5.500	3/1/2023	44,985
Valeant Pharmaceuticals International, Inc. - 144A		10,000	6.500	3/15/2022	10,503
Valeant Pharmaceuticals International, Inc. - 144A		20,000	7.000	3/15/2024	21,319
Valeant Pharmaceuticals International, Inc. - 144A		70,000	5.500	11/1/2025	70,788
Zoetis, Inc.		45,000	3.450	11/13/2020	45,886
					981,228
PIPELINES - 2.2%
Andeavor Logistics LP / Tesoro Logistics Finance Corp.		135,000	4.250	12/1/2027	136,044
Cheniere Corpus Christi Holdings LLC		115,000	5.875	3/31/2025	124,128
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.		115,000	5.750	4/1/2025	119,169
Enbridge Energy Partners LP		165,000	5.875	10/15/2025	186,281
Energy Transfer LP ^		155,000	4.250	3/15/2023	156,163
Energy Transfer LP ^		165,000	4.200	4/15/2027	163,793
Kinder Morgan, Inc.		45,000	7.750	1/15/2032	58,027
Kinder Morgan, Inc. ^		160,000	4.300	6/1/2025	165,948
MPLX LP		135,000	4.875	12/1/2024	143,846
NuStar Logistics LP		155,000	5.625	4/28/2027	162,510
Sabine Pass Liquefaction LLC		100,000	6.250	3/15/2022	110,399
Sabine Pass Liquefaction LLC		30,000	4.200	3/15/2028	30,236
					1,556,544
PRIVATE EQUITY - 0.4%
Apollo Management Holdings LP - 144A		135,000	4.000	5/30/2024	136,459
Icahn Enterprises LP / Icahn Enterprises Finance Corp. - 144A		145,000	6.375	12/15/2025	147,900
					284,359
REAL ESTATE - 0.1%
Greystar Real Estate Partners LLC - 144A		45,000	5.750	12/1/2025	46,350

REITS - 4.9%
Alexandria Real Estate Equities, Inc.		100,000	3.950	1/15/2027	100,250
American Tower Corp.		63,000	3.000	6/15/2023	61,924
Brixmor Operating Partnership LP		45,000	3.875	8/15/2022	45,521
Corporate Office Properties LP		366,000	3.600	5/15/2023	361,476
Corporate Office Properties LP		90,000	3.700	6/15/2021	90,935
Digital Realty Trust LP		195,000	5.250	3/15/2021	207,664
Education Realty Operating Partnership LP		135,000	4.600	12/1/2024	138,566
EPR Properties		220,000	4.750	12/15/2026	223,150
Healthcare Realty Trust, Inc.		90,000	3.875	5/1/2025	90,214
Healthcare Trust of America Holdings LP		60,000	3.375	7/15/2021	60,598
Healthcare Trust of America Holdings LP		150,000	3.750	7/1/2027	147,567
Highwoods Realty LP		185,000	3.625	1/15/2023	185,130
Hospitality Mortgage Trust		165,000	4.950	2/15/2027	171,148
Kilroy Realty LP		165,000	4.375	10/1/2025	170,568
Kimco Realty Corp		200,000	3.300	2/1/2025	196,159
LifeStorage LP/CA		65,000	3.875	12/15/2027	63,840
LifeStorage LP/CA		100,000	3.500	7/1/2026	95,446
MPT Operating Partnership LP / MPT Finance Corp		60,000	5.500	5/1/2024	62,100
MPT Operating Partnership LP / MPT Finance Corp		15,000	6.375	3/1/2024	16,040
MPT Operating Partnership LP / MPT Finance Corp		85,000	5.000	10/15/2027	84,380
National Retail Properties Inc		50,000	4.000	11/15/2025	50,685
Physicians Realty LP		140,000	3.950	1/15/2028	136,241
Retail Opportunity Investments Partnership LP		105,000	4.000	12/15/2024	102,045
Select Income REIT		170,000	4.500	2/1/2025	168,628
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC - 144A		110,000	7.125	12/15/2024	98,175
Welltower Inc		175,000	4.000	6/1/2025	178,735
WP Carey Inc		135,000	4.600	4/1/2024	139,230
					3,446,415

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2018

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate%		Date	Value
CORPORATE BONDS & NOTES - 64.3% (Continued)
RETAIL - 1.0%
CVS Health Corp.		$200,000	2.875		6/1/2026	$187,511
PetSmart, Inc. - 144A		75,000	6.875		11/1/2035	77,062
QVC, Inc.		380,000	4.375		3/15/2023	384,785
Tops Holding LLC / Tops Markets II Corp. - 144A		110,000	8.000		6/15/2022	65,175
						714,533
SEMICONDUCTORS - 0.7%
Applied Materials, Inc.		165,000	3.300		4/1/2027	164,007
Broadcom Corp. / Broadcom Cayman Finance Ltd. - 144A		75,000	3.000		1/15/2022	73,718
Broadcom Corp. / Broadcom Cayman Finance Ltd. - 144A		135,000	3.625		1/15/2024	133,362
Broadcom Corp. / Broadcom Cayman Finance Ltd. - 144A		115,000	3.125		1/15/2025	108,530
						479,617
SOFTWARE - 0.7%
Citrix Systems, Inc.		165,000	4.500		12/1/2027	166,303
Microsoft Corp.		195,000	3.300		2/6/2027	196,936
Vmware, Inc.		83,000	2.950		8/21/2022	80,255
Vmware, Inc.		88,000	3.900		8/21/2027	85,164
						528,658
STUDENT LOAN ABS - 0.8%
Navient Private Education Loan Trust 2017-A - 144A		160,000	2.880		12/16/2058	158,547
SoFi Professional Loan Program 2016-C LLC - 144A		205,000	2.360		12/27/2032	200,716
SoFi Professional Loan Program 2017-E LLC - 144A		215,000	2.720		11/26/2040	212,297
						571,560
TELECOMMUNICATIONS - 1.3%
AT&T, Inc.		75,000	3.900		8/14/2027	74,821
AT&T, Inc. - 144A		406,000	4.100		2/15/2028	402,278
Frontier Communications Corp.		95,000	10.500		9/15/2022	78,731
Level 3 Financing, Inc.		140,000	5.375		1/15/2024	139,650
Verizon Communications, Inc.		250,000	4.125		3/16/2027	257,451
						952,931
TRANSPORTATION - 0.3%
Kazakhstan Temir Zholy National Co JSC - 144A		200,000	4.85		11/17/2027	208,951

TRUCKING & LEASING - 0.2%
Aviation Capital Group LLC - 144A		100,000	3.500		11/1/2027	95,935
Penske Truck Leasing Co. LP - 144A		55,000	3.375		2/1/2022	55,453
						151,388
WHOLE LOAN COLLATERAL CMO - 1.9%
Banc of America Funding 2005-1 Trust		48,621	5.500		2/25/2035	48,781
Chase Mortgage Trust 2016-2 - 144A		94,877	3.750	+	12/25/2045	95,003
Citigroup Mortgage Loan Trust Inc.		55,107	6.750		8/25/2034	59,709
COLT 2018-1 Mortgage Loan Trust - 144A		105,000	2.930	+	2/25/2048	105,252
Galton Funding Mortgage Trust 2017-1 - 144A		150,000	3.500	+	11/25/2057	150,484
JP Morgan Mortgage Trust - 144A		111,385	2.500	+	8/25/2047	109,195
JP Morgan Mortgage Trust 2017-3 - 144A		339,156	3.188	+	10/26/2048	339,957
MASTR Alternative Loan Trust 2004-4		64,558	5.500		4/25/2034	67,157
METLIFE SECURITIZATION TRUST 2017-1 - 144A		100,000	3.601	+	4/25/2055	101,549
Residential Asset Securitization Trust 2005-A1		87,093	5.500		4/25/2035	89,829
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4		96,211	3.542	+	4/25/2034	97,672
Verus Securitization Trust 2018-1 - 144A		105,000	2.929	+	2/25/2048	105,000
WaMu Mortgage Pass-Through Certificates Series 2003-S8 Trust		7,510	5.000		9/25/2018	7,541
						1,377,129

TOTAL CORPORATE BONDS & NOTES (Cost - $45,217,472)						45,451,930

FOREIGN GOVERNMENT BONDS - 1.8%
Abu Dhabi Government International Bond - 144A		200,000	2.500		10/11/2022	194,782
Argentine Republic Government International Bond		150,000	7.625		4/22/2046	158,775
Argentine Republic Government International Bond		130,000	6.875		1/26/2027	137,280
Argentine Republic Government International Bond		85,000	5.875		1/11/2028	82,864
Argentine Republic Government International Bond		80,000	6.875		1/11/2048	77,550
Oman Government International Bond - 144A		200,000	5.625		1/17/2028	201,693
Republic of South Africa Government International Bond ^		200,000	4.300		10/12/2028	193,242
Turkey Government International Bond		200,000	7.375		2/5/2025	229,475
TOTAL FOREIGN GOVERNMENT BONDS - (Cost - $1,256,524)						1,275,661

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2018

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate%		Date	Value
MUNICIPAL BONDS - 4.2%
City of Bristol VA		$340,000	4.210		1/1/2042	$338,089
Port Authority of New York & New Jersey		470,000	5.000		4/15/2057	532,150
Rockdale County Water & Sewerage Authority		305,000	3.060		7/1/2024	304,070
San Diego County Regional Airport Authority		325,000	5.594		7/1/2043	358,155
State of California		765,000	7.600		11/1/2040	1,217,015
State of Texas		245,000	3.011		10/1/2026	243,033
TOTAL MUNICIPAL - (Cost - $2,952,381)						2,992,512

U.S. GOVERNMENT & AGENCY - 22.1%
U.S. GOVERNMENT AGENCY - 10.6%
Fannie Mae Pool		24,867	6.000		11/1/2034	28,091
Fannie Mae Pool		26,616	6.000		3/1/2036	30,070
Fannie Mae Pool		199,856	5.500		9/1/2036	220,011
Fannie Mae Pool		79,908	6.500		5/1/2037	90,682
Fannie Mae Pool		41,396	5.500		4/1/2038	45,697
Fannie Mae Pool		31,894	5.000		1/3/1900	34,894
Fannie Mae Pool		74,710	6.000		8/1/2038	84,510
Fannie Mae Pool		154,939	5.000		6/1/2039	167,900
Fannie Mae Pool		116,167	3.000		3/1/2043	114,212
Fannie Mae Pool		251,265	4.000		9/1/2044	259,986
Fannie Mae Pool		300,593	3.500		8/1/2045	303,771
Fannie Mae Pool		333,953	3.000		8/1/2045	328,282
Fannie Mae Pool		319,796	3.500		8/1/2045	323,183
Fannie Mae Pool		199,857	3.500		12/1/2045	202,007
Fannie Mae Pool		437,394	3.000		12/1/2045	429,123
Fannie Mae Pool		215,319	3.500		1/1/2046	217,636
Fannie Mae Pool		465,229	3.500		1/1/2046	470,230
Fannie Mae Pool		337,426	3.000		4/1/2046	331,046
Fannie Mae Pool		411,698	4.000		4/1/2046	427,217
Fannie Mae Pool		367,812	3.500		6/1/2046	371,775
Fannie Mae Pool		448,656	3.500		12/1/2046	453,463
Fannie Mae Pool		486,369	4.000		6/1/2047	503,293
Fannie Mae Pool		129,632	3.500		7/1/2047	131,060
Fannie Mae Pool		768,281	4.000		7/1/2047	795,117
Fannie Mae Pool		522,119	4.000		8/1/2047	540,410
Freddie Mac Gold Pool		211,693	5.000		12/1/2035	231,611
Freddie Mac Gold Pool		291,350	3.500		4/1/2046	294,757
Freddie Mac Gold Pool		34,648	5.500		10/1/2039	38,006
						7,468,040
U.S. TREASURY OBLIGATIONS - 11.5%
United States Treasury Bond		3,410,000	1.125		2/18/2019	3,379,163
United States Treasury Bond		1,185,000	3.125		2/15/2043	1,229,183
United States Treasury Bond ^		3,850,000	2.500		2/15/2046	3,526,660
						8,135,006

TOTAL U.S. GOVERNMENT & AGENCY (Cost - $15,680,506)						15,603,046

BANK LOANS - 4.5%
ADVERTISTING - 0.1%
Red Ventures LLC Term Loan	LIBOR + 4.000%	74,813	5.260	+	10/18/2024	75,804

AEROSPACE - 0.1%
Accudyne Industries Initial Term Loan	LIBOR + 3.750%	69,825	4.960	+	8/2/2024	70,620

AGRICULTURE - 0.1%
NVA Holdings, Inc. Term Loan	LIBOR + 7.000%	49,956	7.930	+	8/8/2022	47,396

AUTO MANUFACTURERS - 0.1%
Navistar, Inc. Tranche B Term Loan	LIBOR + 3.500%	90,000	4.700	+	11/2/2024	90,938

CHEMICALS - 0.0%
Tronox Blocked Borrower Blocked Dollar Term Loan	LIBOR + 3.000%	17,442	4.280	+	9/14/2024	17,635
Tronox Pigments BV Term B-4 Loan	LIBOR + 3.000%	7,558	4.280	+	9/14/2024	7,642
						25,277

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2018

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate%		Date	Value
BANK LOANS - 4.5% (Continued)
COMMERCIAL SERVICES - 0.4%
CHG Healthcare Services, Inc. New Term Loan	LIBOR + 3.000%	$75,802	4.420	+	6/7/2023	$76,769
CPI Card Group Term Loan	LIBOR + 4.500%	120,000	7.700	+	8/17/2022	90,938
Parexel International Corporation Initial Term Loan	LIBOR + 2.7500%	19,950	4.200	+	8/11/2024	20,122
Sedgwick Claims Management Services, Inc. New Loan	LIBOR + 5.7500%	85,000	6.700	+	2/11/2022	86,204
						274,033
DISTRIBUTION / WHOLESALE - 0.2%
Beacon Roofing Supply, Inc. Term Loan B	LIBOR + 2.250%	125,000	3.780	+	1/2/2025	126,161

DIVERSIFIED - FINANCIAL SERVICES - 0.2%
Capital Automotive LP Initial Tranche B-2 Term Loan	LIBOR + 2.500%	154,167	3.720	+	3/24/2024	155,324

ELECTRIC - 0.3%
Energy Future Intermediate Term Loan	LIBOR + 3.000%	65,000	4.210	+	6/28/2018	65,313
NRG Energy, Inc. Term Loan	LIBOR + 2.250%	111,573	3.520	+	7/1/2018	112,350
Vistra Operations Company LLC	LIBOR + 2.500%	46,975	3.500	+	8/4/2023	47,390
Vistra Operations Company LLC	LIBOR + 2.500%	8,242	3.500	+	8/4/2023	8,315
						233,368
ELECTRONICS - 0.1%
SharkNinja Operating LLC Tranche B Term Loan	PRIME + 3.000%	49,875	5.010	+	10/5/2024	50,717

ENTERTAINMENT - 0.2%
Caesars Entertainment Term B Loan	LIBOR + 2.500%	120,000	3.710	+	4/4/2024	120,925

FOOD - 0.3%
Albertsons LLC 2017-1 Term B-4 Loan	LIBOR + 2.750%	68,784	3.800	+	8/25/2021	68,500
Aramark Intermediate HoldCo Corporation	LIBOR + 2.000%	70,000	0.000	+	3/7/2025	70,685
JBS USA LLC Initial Term Loan	LIBOR + 2.500%	84,363	6.030	+	10/30/2022	83,898
						223,083
HEALTHCARE - 0.1%
Envision Healthcare Corp. Initial Term Loan	LIBOR + 3.000%	14,887	4.130	+	11/17/2023	14,971
Quorum Health Corp. Term Loan	LIBOR + 6.750%	57,304	6.640	+	4/12/2022	58,611
						73,582
INVESTMENT COMPANIES - 0.2%
TKC Holdings, Inc. Initial Term Loan	LIBOR + 4.250%	59,550	5.310	+	1/31/2023	60,331
UFC Holdings LLC Term Loan	LIBOR + 3.250%	67,214	4.220	+	8/18/2023	67,686
						128,017
LODGING - 0.3%
Digicel International Finance Limited	LIBOR + 3.250%	15,000	5.020		5/10/2024	15,187
HLF Financing S.a r.l.	LIBOR + 5.500%	28,313	6.220		2/13/2023	28,537
Playa Resorts and Hotels Initial Term Loan	LIBOR + 3.250%	84,750	4.140	+	4/7/2024	85,451
Station Casino LLC Term B Facilitiy Loan	LIBOR + 2.500%	55,920	3.480	+	6/8/2023	56,302
						185,477
MACHINERY - DIVERSIFIED - 0.1%
Zodiac Pool Solutions LLC Tranche B-1 Term Loan	LBIOR + 4.000%	79,202	5.180	+	12/20/2023	79,647

MEDIA - 0.4%
Sinclair Television Group, Inc.	LIBOR + 2.500%	95,000	2.500	+	12/12/2024	95,772
UPC Financing Partnership Faciliity AR	LIBOR + 2.500%	40,000	3.710	+	1/15/2026	40,240
Univision Communications 2017 Replacement Repriced First Lien Term Loan	LIBOR + 2.750%	144,608	3.980	+	3/15/2024	144,918
						280,930
MISCELLANEOUS MANUFACTURING - 0.1%
US Farathane LLC Term B-4 Loan	LIBOR + 3.500%	74,460	4.950	+	12/23/2021	75,205

OIL & GAS - 0.2%
Ultra Petroleum Loan	LIBOR + 3.000%	175,000	4.280	+	4/14/2024	176,094

PHARMACEUTICALS - 0.2%
Concentra Inc.	LIBOR + 2.750%	15,000	4.530	+	6/1/2022	15,169
Davis Vision	LIBOR + 3.000%	5,000	4.490	+	11/2/2024	5,067
Endo Luxembourg Finance Company Initial Term Loan	LIBOR + 4.250%	94,525	5.610	+	4/12/2024	94,844
						115,080

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2018

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate%		Date	Value
BANK LOANS - 4.5% (Continued)
REGIONAL- 0.2%
NCI Building Systems, Inc.	LIBOR + 2.000%	$25,000	3.648	+	1/26/2025	$25,102
Seminole Indian Tribe of Florida Term B Loan	LIBOR + 2.000%	89,775	3.430	+	6/22/2024	90,513
						115,615
RETAIL - 0.1%
84 Lumber Initial Term Loan Retired	LIBOR + 5.250%	82,875	6.600	+	10/25/2023	83,989

SOFTWARE - 0.2%
Rackspace Hosting, Inc. 2017 Refinancing Term B Loan	LIBOR + 3.000%	131,348	4.130	+	11/3/2023	132,685

TELECOMMUNICATIONS - 0.3%
CenturyLink, Inc.	LIBOR + 2.750%	115,000	2.790	+	1/31/2025	113,455
Level 3 Financing, Inc. Tranche B 2024 Term Loan	LIBOR + 2.250%	105,000	3.470	+	2/17/2024	105,580
						219,035

TOTAL BANK LOANS - (Cost - $3,148,448)						3,159,002
		Shares
SHORT-TERM INVESTMENT - 23.1%
MONEY MARKET FUND - 23.1%
Fidelity Institutional Money Market Fund - Government Portfolio (Cost - $16,369,608)		16,369,608	1.220	+		16,369,608

COLLATERAL FOR SECURITIES LOANED - 8.2%
Mount Vernon Prime Portfolio # (Cost - $5,780,620)		5,780,620	1.630			5,780,620

TOTAL INVESTMENTS - 128.2% (Cost - $90,445,459) (b)						$90,632,379
LIABILITIES IN EXCESS OF OTHER ASSETS - (28.2)%						(19,938,225)
NET ASSETS - 100.0%						$70,694,154

LLC - Limited Liability Corporation

ABS - Asset Backed Security

MBS - Mortgage Backed Security

LP - Limited Partnership

REIT - Real Estate Investment Trust

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates

^	All or a portion of these securities are on loan. Total loaned securities had a value of $5,687,191 at January 31, 2018.

+	Variable rate security. Interest rate is as of January 31, 2018.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The 144A securities amounted to $18,512,473 or 26.2% of net assets.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(a)	Step-Up Bond; the interest rate shown is the rate in effect as of January 31, 2018.

Portfolio Composition * - (Unaudited)
Corporate Bonds & Notes	50.2%	Bank Loans	3.5%
Short - Term Investment	18.0%	Municipal Bond	3.3%
United States Government	17.2%	Foreign Government Bonds	1.4%
Collateral for Securities Loan	6.4%	Total	100.0%

*	Based on total value of investments as of January 31, 2018.

Percentage may differ from Schedule of Investments which is based on Fund net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Dynamic Macro Fund
January 31, 2018

Security	Shares	Value
EXCHANGE TRADED FUNDS - 52.7%
DEBT EXCHANGE TRADED FUNDS - 32.3%
iShares TIPS Bond ETF ^	18,429	$2,084,504
SPDR Bloomberg Barclays High Yield Bond ETF ^	41,679	11,749,310
		13,833,814
EQUITY EXCHANGE TRADED FUNDS - 20.4%
iShares Currency Hedged MSCI Germany ETF	87,865	2,590,260
iShares Currency Hedged MSCI Japan ETF ^	118,751	4,035,159
SPDR S&P 500 ETF Trust	57,272	2,101,882
		8,727,301
TOTAL EXCHANGE TRADED FUNDS (Cost - $16,804,744)		22,561,115

				Expiration		Expiration
	Counter Party	Contacts +	Notional	Date		Price
OPTIONS * - 5.4%
CALL OPTION ON FUTURES PURCHASED - 3.7%
Swiss Market Index	Goldman Sachs	160	1,922,848	3/19/2018		CHF 9,309	20,685
Swiss Market Index	Goldman Sachs	50	329,070	3/19/2018		CHF 9,438	3,540
US 10 Year Future	Goldman Sachs	203	153,833	2/26/2018		US $114	1,538,359
							1,562,584
PUT OPTIONS ON FUTURES PURCHASED - 1.7%
Euro-Bund Option (a)	Goldman Sachs	30	48,540	2/26/2018		EUR $175	604,688
S&P 500 E-Mini Option	Goldman Sachs	56	79,520	9/24/2018		US $2,100	39,760
S&P 500 E-Mini Option	Goldman Sachs	56	185,920	12/24/2018		US $2,250	92,960
							737,408

TOTAL OPTIONS (Cost - $2,761,881)							2,299,992

		Principal		Discount
		Amount ($)		Rate		Maturity
SHORT-TERM INVESTMENTS - 43.9%
U.S. GOVERNMENT SECURITIES - 32.7%
US Treasury Bill		12,251,000		0.1191%		3/15/2018	1,787,769
US Treasury Bill ++		1,790,000		0.0943%		3/8/2018	12,232,515
							14,020,284
		Shares		Interest Rate
MONEY MARKET - 11.2%
Morgan Stanley Institutional Liquidity Fund		4,801,197		1.2100	% ^^		4,801,197

TOTAL SHORT-TERM INVESTMENTS - (Cost - $18,821,481)							18,821,481

COLLATERAL FOR SECURITIES LOANED - 14.9%
Mount Vernon Prime Portfolio # (Cost - $6,358,663)		6,358,663		1.6300	% ^^		6,358,663

TOTAL INVESTMENTS - 116.9% (Cost - $44,746,769)							$50,041,251
LIABILITIES IN EXCESS OF OTHER ASSETS - (16.9)%							(7,227,909)
NET ASSETS - 100.0%							$42,813,342

					Unrealized
				Expiration	Appreciation
Open Futures Contracts	Counter Party	Contracts	Notional	Date	(Depreciation)
LONG FUTURES CONTRACTS ** -0.9%
AUST 10 YR Bond Future	Goldman Sachs	101	$9,815,685	3/15/2018	(181,362)
CAC 40 10 Euro Future	Goldman Sachs	24	1,315,320	2/16/2018	(12,495)
CAN 10 YR Bond Future	Goldman Sachs	77	10,181,710	3/20/2018	(236,059)
FTSE 100 Index Future	Goldman Sachs	41	3,061,470	3/16/2018	26,600

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Dynamic Macro Fund (Continued)
January 31, 2018

						Unrealized
						Appreciation
Open Futures Contracts	Counter Party	Contracts +	Notional	Expiration		(Depreciation)
LONG FUTURES CONTRACTS ** - 0.9% (Continued)
FTSE 100 Index Future	Goldman Sachs	7	$822,360	3/16/2018		$32,080
IBEX - 35 Index Future	Goldman Sachs	10	1,043,970	2/16/2018		(2,030)
S&P/TSX 60 IX Future	Goldman Sachs	5	943,000	3/15/2018		(11,212)
SPI 200 Index Future	Goldman Sachs	14	2,093,350	3/15/2018		(8,387)
TOPIX Index Future	Goldman Sachs	2	36,790,001	3/8/2018		9,796
TOTAL FUTURES CONTRACTS PURCHASED						(383,069)

SHORT FUTURES CONTRACTS ** - (0.9)%
Amsterdam Index Future	Goldman Sachs	(3)	335,370	2/16/2018		773
Dax Index Future	Goldman Sachs	(1)	329,538	3/16/2018		1,633
Euro-Bond Future	Goldman Sachs	(35)	5,558,700	3/8/2018		169,969
Hang Seng Index Future	Goldman Sachs	(3)	4,926,600	2/27/2018		(1,016)
Long Gilt Future	Goldman Sachs	(60)	7,328,400	3/27/2018		191,050
S&P 500 Emini Future	Goldman Sachs	(2)	282,580	3/16/2018		(13,605)
10 Year Treasury Note		(22)	2,674,719	3/20/2018		30,445
TOTAL FUTURES CONTRACTS SOLD						379,249

					Exercise Price	Value
WRITTEN PUT FUTURE OPTIONS *- 0.1%
Swiss Market Index	Goldman Sachs	(160)	958,064	3/19/2018	CHF 9,309	(32,873)
Swiss Market Index	Goldman Sachs	(50)	304,990	3/19/2018	CHF 9,438	(14,301)
						(47,174)
WRITTEN CALL FUTURE OPTIONS *- 0.1%
S&P 500 E-Mini Option	Goldman Sachs	(112)	27,160	2/26/2018	USD 2,875	(59,360)
						(59,360)

TOTAL WRITTEN FUTURE OPTIONS - (Premium - $91,314)						(106,534)

CHF - Swiss Franc

ETF - Exchange Traded Fund

*	Non income producing security.

+	Each option contract allows holder to purchase/sell 100 shares of the underlying security at the exercise price.

++	All or part of the security was held as collateral for futures outstanding as of January 31, 2018.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $6,192,151.

^^	Variable rate security. Interest rate is as of January 31, 2018.

**	The amounts shown are the underlying reference notional amounts to stock exchange indices, debt securities and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(a)	Option has no cost associated with it.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund
January 31, 2018

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
BONDS & NOTES - 97.8%
AEROSPACE/DEFENSE - 1.0%
Triumph Group, Inc.	$975,000	4.875	4/1/2021	$962,812
UAL 2007-1 Pass Through Trust	251,868	6.636	7/2/2022	272,537
				1,235,349
AUTO MANUFACTURERS - 1.1%
JB Poindexter & Co., Inc. - 144A	709,000	9.000	4/1/2022	736,474
Navistar International Corp. - 144A	600,000	6.625	11/1/2025	628,680
				1,365,154
AUTO PARTS & EQUIPMENT - 0.6%
Delphi Technologies PLC - 144A	690,000	5.000	10/1/2025	690,000

BUILDING MATERIALS - 0.9%
Boise Cascade Co. - 144A ^	525,000	5.625	9/1/2024	551,250
Standard Industries, Inc. - 144A	500,000	5.000	2/15/2027	508,750
				1,060,000
CHEMICALS - 2.0%
Consolidated Energy - 144A	685,000	6.875	6/15/2025	726,100
Nova Chemicals Corp. - 144A	1,150,000	5.000	5/1/2025	1,164,375
Trinseo - 144A	580,000	5.375	9/1/2025	595,776
				2,486,251
COAL - 0.7%
SunCoke Energy Partners LP - 144A	835,000	7.500	6/15/2025	878,838

COMMERCIAL SERVICES - 2.9%
Ahern Rentals, Inc. - 144A	795,000	7.375	5/15/2023	771,150
Cimpress NV - 144A	1,350,000	7.000	4/1/2022	1,429,312
Great Lakes Dredge & Dock Corp. ^	725,000	8.000	5/15/2022	755,812
United Rentals North America, Inc.	501,000	4.625	10/15/2025	509,768
				3,466,042
COMPUTERS - 5.0%
Dell Int LLC/EMC Corp. - 144A	110,000	7.125	6/15/2024	120,283
Dell Int LLC/EMC Corp. - 144A	805,000	8.100	7/15/2036	1,025,816
Diebold Nixdorf, Inc. ^	425,000	8.500	4/15/2024	450,606
Everi Payments, Inc. - 144A	1,105,000	7.500	12/15/2025	1,140,912
Harland Clarke Holdings Corp. - 144A	650,000	8.375	8/15/2022	679,250
Harland Clarke Holdings Corp. - 144A	1,000,000	9.250	3/1/2021	1,035,000
Seagate HDD Cayman	990,000	4.875	6/1/2027	975,674
Western Digital Corp.	660,000	4.750	2/15/2026	669,487
				6,097,028
COSMETICS/PERSONAL CARE - 0.5%
First Quality Finance Co., Inc. - 144A	600,000	5.000	7/1/2025	606,000

DISTRIBUTION/WHOLESALE - 0.3%
H&E Equipment Services, Inc. - 144A	375,000	5.625	9/1/2025	390,000

DIVERSIFIED FINANCIAL SERVICES - 7.3%
Alliance Data Systems Corp. - 144A	850,000	5.875	11/1/2021	875,500
Ally Financial, Inc. ^	720,000	5.750	11/20/2025	771,444
Credit Acceptance Corp. ^	762,000	7.375	3/15/2023	800,100
Drawbridge Special Opportunities Fund LP - 144A	514,000	5.000	8/1/2021	530,600
Enova International, Inc.	69,000	9.750	6/1/2021	73,830
Enova International, Inc. - 144A	960,000	8.500	9/1/2024	1,003,200
goeasy Ltd. - 144A	625,000	7.875	11/1/2022	668,750
LPL Holdings, Inc. - 144A	775,000	5.750	9/15/2025	792,437
Navient Corp.	1,075,000	5.625	8/1/2033	986,313
Oxford Finance LLC - 144A	609,000	6.375	12/15/2022	630,224
Quicken Loans, Inc. - 144A ^	875,000	5.750	5/1/2025	895,781
Springleaf Finance Corp.	775,000	6.125	5/15/2022	804,295
				8,832,474

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2018

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
BONDS & NOTES - 97.8% (Continued)
ELECTRIC - 1.3%
Calpine Corp. - 144A ^	$800,000	5.250%	6/1/2026	$788,000
NextEra Energy Services - 144A	307,000	4.500	9/15/2027	303,546
NextEra Energy Services - 144A	478,000	4.250	9/15/2024	481,585
				1,573,131
ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
EnerSys - 144A	825,000	5.000	4/30/2023	862,125

ELECTRONICS - 1.1%
Ingram Micro, Inc.	600,000	4.950	12/15/2024	595,160
TTM Technologies, Inc. - 144A	750,000	5.625	10/1/2025	772,500
				1,367,660
ENERGY - 0.8%
Pattern Energy Group, Inc. - 144A	925,000	5.875	2/1/2024	978,188

ENGINEERING & CONSTRUCTION - 1.6%
Tutor Perini Corp. - 144A ^	850,000	6.875	5/1/2025	907,375
Weekley Homes LLC	1,050,000	6.000	2/1/2023	1,064,795
				1,972,170
ENTERTAINMENT - 1.3%
GLP Capital LP	850,000	5.375	4/15/2026	911,625
International Game Technology PLC - 144A ^	255,000	6.500	2/15/2025	284,962
Mohegan Tribal Gaming Authority - 144A ^	375,000	7.875	10/15/2024	385,781
				1,582,368
FOOD - 2.0%
Albertsons Cos. LLC	835,000	5.750	3/15/2025	749,412
C&S Group Enterprises LLC - 144A ^	445,000	5.375	7/15/2022	418,300
Land O’Lakes Cap Trust - 144A	535,000	7.450	3/15/2028	609,900
Pilgrim’s Pride Corp. - 144A	605,000	5.875	9/30/2027	608,025
				2,385,637
FOREST PRODUCTS & PAPER - 0.2%
Cascades, Inc. - 144A ^	102,000	5.750	7/15/2023	105,825
Cascades, Inc. - 144A	183,000	5.500	7/15/2022	187,575
				293,400
HEALTHCARE-PRODUCTS - 0.5%
Teleflex, Inc.	661,000	4.625	11/15/2027	661,000

HEALTHCARE-SERVICES - 3.1%
CHS/Community Health Systems, Inc.	394,000	6.250	3/31/2023	366,420
DaVita, Inc.	600,000	5.000	5/1/2025	599,250
HCA, Inc.	250,000	7.500	2/15/2022	281,250
HCA, Inc.	300,000	5.250	6/15/2026	314,625
MEDNAX, Inc. - 144A ^	635,000	5.250	12/1/2023	650,081
Tenet Healthcare Corp. ^	525,000	6.750	6/15/2026	519,146
Tenet Healthcare Corp. - 144A	1,000,000	4.625	7/15/2024	986,250
				3,717,022
HOME BUILDERS - 0.9%
Lennar Corp.	335,000	4.500	4/30/2024	339,623
Mattamy Group Corp. - 144A	743,000	6.500	10/1/2025	786,651
				1,126,274
HOUSEHOLD PRODUCTS - 0.5%
Central Garden & Pet Co.	600,000	5.125	2/1/2028	598,500

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2018

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
BONDS & NOTES - 97.8% (Continued)
INTERNET - 1.7%
Cogent Communications Group, Inc. - 144A	$400,000	5.375%	3/1/2022	$418,000
Netflix, Inc.	895,000	5.875	2/15/2025	960,138
Zayo Group LLC	625,000	6.375	5/15/2025	657,812
				2,035,950
IRON/STEEL - 1.3%
AK Steel Corp. ^	600,000	6.375	10/15/2025	595,500
ArcelorMittal	575,000	6.125	6/1/2025	656,937
United States Steel Corp. ^	325,000	6.875	8/15/2025	342,875
				1,595,312
LEISURE TIME - 1.2%
Sabre GLBL, Inc. - 144A	675,000	5.375	4/15/2023	688,703
Silversea Cruise Finance Ltd. - 144A	700,000	7.250	2/1/2025	758,100
				1,446,803
LODGING - 0.8%
Hilton Grand Vacations LLC	351,000	6.125	12/1/2024	386,539
Wyndham Worldwide Corp.	565,000	4.500	4/1/2027	568,559
				955,098
MACHINERY - 0.5%
Cleaver-Brooks, Inc. - 144A	619,000	7.875	3/1/2023	651,498

MEDIA - 9.9%
Altice Financing SA - 144A	900,000	7.500	5/15/2026	937,125
Altice Luxembourg SA - 144A	950,000	7.625	2/15/2025	875,188
Belo Corp.	626,000	7.750	6/1/2027	713,640
Block Communications, Inc. - 144A	695,000	6.875	2/15/2025	726,275
CCO Holdings LLC - 144A ^	940,000	5.000	2/1/2028	911,212
CSC Holdings LLC - 144A ^	915,000	5.500	4/15/2027	928,725
DISH DBS Corp. ^	315,000	5.000	3/15/2023	296,604
DISH DBS Corp.	658,000	7.750	7/1/2026	678,563
McGraw-Hill Global Education Holdings LLC - 144A ^	1,000,000	7.875	5/15/2024	986,250
Meredith Corp. - 144A	416,000	6.875	2/1/2026	426,920
SFR Group SA - 144A	1,975,000	7.375	5/1/2026	1,952,781
Sirius XM Radio, Inc. - 144A	1,030,000	5.375	7/15/2026	1,057,037
UPCB Finance IV Ltd. - 144A	854,000	5.375	1/15/2025	873,215
Ziggo Secured Finance BV - 144A	700,000	5.500	1/15/2027	696,500
				12,060,035
METAL FABRICATE - 1.3%
Grinding Media, Inc. - 144A	750,000	7.375	12/15/2023	800,625
Novelis Corp. - 144A	725,000	5.875	9/30/2026	748,990
				1,549,615
MINING - 2.4%
First Quantum Minerals Ltd. - 144A ^	900,000	7.250	4/1/2023	955,125
FMG Resources (August 2006) Pty Ltd. - 144A ^	800,000	4.750	5/15/2022	815,000
Freeport-McMoRan, Inc.	551,000	3.875	3/15/2023	550,311
Hudbay Minerals, Inc. - 144A	550,000	7.250	1/15/2023	589,875
				2,910,311
MISCELLANEOUS MANUFACTURING - 0.6%
Bombardier, Inc. - 144A	750,000	5.750	3/15/2022	756,600

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2018

	Variable	Principal	Interest	Maturity
Security	Rate	Amount	Rate	Date	Value
BONDS & NOTES - 97.8% (Continued)
OIL & GAS - 8.7%
Carrizo Oil & Gas, Inc. ^		$600,000	6.250%	4/15/2023	$622,500
Denbury Resources, Inc. - 144A		282,000	9.000	5/15/2021	289,755
Denbury Resources, Inc. - 144A		475,000	9.250	3/31/2022	489,250
Endeavor Energy Resources LP - 144A		500,000	5.500	1/30/2026	507,500
Hilcorp Energy I LP - 144A		1,060,000	5.000	12/1/2024	1,070,600
Lonestar Resources America, Inc. - 144A		475,000	11.250	1/1/2023	494,000
MEG Energy Corp. - 144A		250,000	6.500	1/15/2025	245,313
MEG Energy Corp. - 144A ^		1,050,000	6.375	1/30/2023	908,250
Newfield Exploration Co. ^		700,000	5.375	1/1/2026	742,875
Noble Holding International Ltd.		407,000	7.750	1/15/2024	379,527
Noble Holding International Ltd. - 144A		495,000	7.875	2/1/2026	504,900
PBF Holding Co LLC		1,100,000	7.250	6/15/2025	1,161,435
QEP Resources, Inc.		415,000	5.625	3/1/2026	424,856
RSP Permian, Inc.		350,000	5.250	1/15/2025	364,875
Sanchez Energy Corp. ^		905,000	6.125	1/15/2023	794,137
Shelf Drilling Holdings Ltd. - 144A		475,000	8.250	2/15/2025	481,531
Southwestern Energy Co. ^		575,000	7.500	4/1/2026	602,313
WPX Energy, Inc. ^		520,000	6.000	1/15/2022	549,900
					10,633,517
OIL & GAS SERVICES - 2.3%
Forum Energy Technologies		605,000	6.250	10/1/2021	612,562
KCA Deutag UK Finance PLC - 144A		700,000	9.875	4/1/2022	763,000
Trinidad Drilling Ltd. - 144A		925,000	6.625	2/15/2025	911,125
Weatherford Bermuda Holdings Ltd. ^		425,000	9.875	2/15/2024	465,375
					2,752,062
PACKAGING & CONTAINERS - 1.8%
Crown Cork & Seal Co., Inc.		700,000	7.375	12/15/2026	810,250
Multi-Color Corp. - 144A		600,000	4.875	11/1/2025	603,750
Owens-Brockway Glass Container, Inc. - 144A		739,000	5.375	1/15/2025	778,721
					2,192,721
PHARMACEUTICALS - 2.1%
Endo Finance LLC - 144A		225,000	6.000	2/1/2025	170,298
Endo Finance LLC - 144A		550,000	5.375	1/15/2023	431,750
Valeant Pharmaceuticals International, Inc. - 144A		575,000	7.000	3/15/2024	612,916
Valeant Pharmaceuticals International, Inc. - 144A		1,515,000	5.875	5/15/2023	1,372,514
					2,587,478
PIPELINES - 7.1%
Antero Midstream Partners LP		600,000	5.375	9/15/2024	621,000
Cheniere Corpus Christi Holdings LLC		900,000	7.000	6/30/2024	1,025,438
Cheniere Energy Partners - 144A ^		792,000	5.250	10/1/2025	808,830
DCP Midstream Operating LP - 144A + ^	LIBOR + 3.850%	915,000	5.850	5/21/2043	886,406
DCP Midstream Operating LP - 144A		270,000	6.450	11/3/2036	299,025
Energy Transfer Equity ^		620,000	4.250	3/15/2023	624,650
Genesis Energy LP		900,000	6.000	5/15/2023	916,875
Holly Energy Partners LP - 144A		760,000	6.000	8/1/2024	798,000
SemGroup Energy Partners LP - 144A		554,000	7.250	3/15/2026	576,160
SemGroup Energy Partners LP		700,000	5.625	7/15/2022	710,500
Summit Midstream Holdings LLC		830,000	5.750	4/15/2025	840,375
Tallgrass Energy Partners LP - 144A		500,000	5.500	9/15/2024	513,750
					8,621,009

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2018

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
BONDS & NOTES - 97.8% (Continued)
REAL ESTATE - 1.9%
Greystar Real Estate Partners LLC - 144A	$610,000	5.750%	12/1/2025	$628,300
Kennedy-Wilson, Inc.	935,000	5.875	4/1/2024	960,713
Realogy Group LLC - 144A	755,000	4.875	6/1/2023	750,508
				2,339,521
REITS - 5.0%
CTR Partnership LP	775,000	5.250	6/1/2025	786,625
ESH Hospitality, Inc. - 144A	1,050,000	5.250	5/1/2025	1,060,500
GEO Group, Inc.	600,000	5.125	4/1/2023	607,500
Iron Mountain, Inc. - 144A	680,000	4.875	9/15/2027	653,650
iStar, Inc.	250,000	6.000	4/1/2022	256,250
iStar, Inc.	733,000	5.250	9/15/2022	733,000
MPT Operating Partnership LP	956,000	5.000	10/15/2027	949,021
Starwood Property Trust, Inc. - 144A	1,000,000	4.750	3/15/2025	990,000
				6,036,546
RETAIL - 3.3%
Asbury Automotive Group, Inc.	448,000	6.000	12/15/2024	468,160
Brinker International, Inc. - 144A	1,100,000	5.000	10/1/2024	1,111,000
Conn’s, Inc.	608,000	7.250	7/15/2022	611,800
FirstCash, Inc. - 144A ^	350,000	5.375	6/1/2024	368,375
Golden Nugget, Inc. - 144A	450,000	8.750	10/1/2025	481,500
Staples, Inc. - 144A ^	980,000	8.500	9/15/2025	949,375
				3,990,210
SEMICONDUCTORS - 0.7%
Entegris, Inc. - 144A	430,000	4.625	2/10/2026	433,763
Sensata Technologies BV - 144A	434,000	4.875	10/15/2023	452,988
				886,751
SOFTWARE - 1.0%
Donnelley Financial Solutions, Inc.	1,225,000	8.250	10/15/2024	1,160,700

TELECOMMUNICATIONS - 7.9%
C&W Senior Financing Designated Activity Co. - 144A	433,000	6.875	9/15/2027	457,356
CenturyLink, Inc.	610,000	5.800	3/15/2022	597,038
Embarq Corp.	600,000	7.995	6/1/2036	583,434
Frontier Communications Corp. ^	905,000	9.000	8/15/2031	595,038
Hughes Satellite Systems	900,000	6.625	8/1/2026	954,270
Inmarsat Finance PLC - 144A ^	945,000	6.500	10/1/2024	961,538
Intelsat Jackson Holdings SA ^	800,000	5.500	8/1/2023	630,000
Intelsat Luxembourg SA	735,000	8.125	6/1/2023	317,888
Plantronics, Inc. - 144A	424,000	5.500	5/31/2023	439,900
Sprint Corp. ^	1,355,000	7.875	9/15/2023	1,438,563
Sprint Corp.	1,740,000	7.125	6/15/2024	1,769,006
T-Mobile USA, Inc. ^	783,000	4.750	2/1/2028	786,915
United States Cellular Corp.	131,000	6.700	12/15/2033	139,679
				9,670,625

TOTAL BONDS & NOTES (Cost - $118,296,889)				119,056,973

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2018

		Interest
Security	Shares	Rate		Value
SHORT-TERM INVESTMENT - 5.4%
MONEY MARKET FUND - 5.4%
First American Government Obligations Fund - Class Z, 0.90%	6,632,637	1.21	% +	$6,632,637
TOTAL SHORT-TERM INVESTMENT (Cost - $6,632,637)

COLLATERAL FOR SECURITIES LOANED - 19.7%
Mount Vernon Prime Portfolio (Cost - $23,992,355)	23,992,355	1.68	% +	23,992,355

TOTAL INVESTMENTS - 122.9% (Cost - $148,921,881)				$149,681,965
LIABILITIES IN EXCESS OF OTHER ASSETS - (22.9)%				(27,895,632)
NET ASSETS - 100.0%				$121,786,333

^	All or a portion of these securities are on loan. Total loaned securities had a value of $23,267,101 at January 31, 2018.

+	Variable rate security. Interest rate is as of January 31, 2018.

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2018 the total market value of 144A securities is $70,229,819, or 57.67% of net assets.

LLC - Limited Liability Corporation

LP - Limited Partnership

REITS - Real Estate Investment Trusts.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund
January 31, 2018

	Principal		Interest Rate	Maturity
Security	Amount		%	Date	Value
CORPORATE BONDS & NOTES - 43.8%
AGRICULTURE - 1.1%
BAT International Finance PLC	200,000	EUR	0.8750	10/13/2023	$248,892
Imperial Brands Finance PLC	100,000	GBP	5.5000	9/28/2026	173,982
					422,874
AUTO MANUFACTURERS - 2.0%
BMW Finance NV	400,000	EUR	0.7500	4/15/2024	499,028
FCE Bank PLC	200,000	EUR	1.8750	6/24/2021	262,093
					761,121
BANKS - 16.6%
ABN AMRO Bank NV	200,000	EUR	6.3750	4/27/2021	295,960
Banco de Sabadell SA	300,000	EUR	0.6250	11/3/2020	380,219
Banque Federative du Credit Mutuel SA	200,000	EUR	2.3750	3/24/2026	263,325
BPCE SA	200,000	EUR	4.6250	7/18/2023	296,769
CaixaBank SA	400,000	EUR	0.6250	11/12/2020	507,307
Commonwealth Bank of Australia	200,000	EUR	2.0000	4/22/2027	257,992
Credit Agricole SA/London	200,000	EUR	1.8750	12/20/2026	258,009
Credit Suisse Group Funding Guernsey Ltd	200,000	EUR	1.2500	4/14/2022	256,066
Danske Bank A/S	350,000	EUR	0.5000	5/6/2021	440,467
HSBC Holdings PLC	200,000	EUR	6.0000	6/10/2019	269,332
ING Bank NV	100,000	EUR	3.6250	2/25/2021	135,999
Intesa Sanpaolo SpA	100,000	EUR	3.9280	9/15/2026	138,397
KBC Group NV	200,000	EUR	2.3750	11/25/2024	258,969
Lloyds Bank PLC	200,000	EUR	6.5000	3/24/2020	283,031
National Australia Bank Ltd	150,000	GBP	5.1250	12/9/2021	241,888
Nordea Bank AB	200,000	EUR	1.0000	9/7/2017	251,025
Santander UK PLC	100,000	EUR	2.0000	1/14/2019	127,266
Skandinaviska Enskilda Banken AB	200,000	EUR	1.3750	10/31/2028	251,159
Societe Generale SA	100,000	EUR	0.7500	5/26/2023	125,442
Sumitomo Mitsui Financial Group Inc	250,000	USD	2.4713	1/17/2023	250,871
UBS Group Funding Switzerland AG	200,000	EUR	1.2500	9/1/2026	249,443
Westpac Banking Corp	650,000	EUR	0.3750	3/5/2023	800,572
					6,339,508
BEVERAGES - 1.9%
Anheuser-Busch InBev SA/NV	300,000	USD	0.8750	3/17/2022	381,118
Anheuser-Busch InBev SA/NV	70,000	USD	2.7500	3/17/2036	94,436
Pernod Richard SA	200,000	EUR	1.5000	5/18/2026	256,529
					732,083
BUILDING MATERIALS - 0.5%
HeidelbergCement AG	150,000	EUR	2.2500	6/3/2024	200,277

CHEMICALS - 2.1%
Air Liquide Finance SA	500,000	EUR	0.7500	6/13/2024	626,773
Linde Finance BV	150,000	EUR	3.1250	12/12/2018	192,331
					819,104
DIVERSIFIED FINANCIAL SERVICES - 0.4%
Cabot Financial Luxembourg SA	100,000	GBP	6.5000	4/1/2021	144,832

ELECTRIC - 5.2%
Cadent Finance PLC	500,000	EUR	0.6250	9/22/2024	605,099
Enel Finance International NV	200,000	EUR	1.9660	1/27/2025	263,989
Engie SA	300,000	EUR	2.3750	5/19/2026	410,115
Engie SA	100,000	EUR	2.0000	9/28/2037	127,414
Iberdrola Finanzas SAU	200,000	EUR	1.0000	3/7/2025	248,924
Innogy Finance BV	250,000	EUR	1.0000	4/13/2025	310,736
					1,966,277
ENGINEERING & CONSTRUCTION - 2.0%
ABB Finance BV	450,000	EUR	2.6250	3/26/2019	578,338
Heathrow Funding Ltd	100,000	GBP	7.1250	2/14/2024	178,146
					756,484
FOOD - 0.7%
Danone SA	200,000	EUR	0.7090	11/3/2024	247,353

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
January 31, 2018

	Principal		Interest Rate	Maturity
Security	Amount		%	Date	Value
CORPORATE BONDS & NOTES - 43.8% (Continued)
HEALTHCARE PRODUCTS - 0.3%
Limacorporate SpA	100,000	EUR	3.7500	8/15/2023	$127,690

INSURANCE - 2.2%
Great-West Lifeco, Inc.	300,000	EUR	2.5000	4/18/2023	408,011
Willow No 2 Ireland PLC for Zurich Insurance Co. Ltd.	300,000	EUR	3.3750	6/27/2022	420,714
					828,725
IRON / STEEL - 0.3%
BlueScope Steel Finance Ltd. / BlueScope Steel Finance USA LLC - 144A	100,000	USD	6.5000	5/15/2021	104,250

MINING - 1.1%
Anglo American Capital PLC	200,000	EUR	3.2500	4/3/2023	276,244
Glencore Finance Europe SA	100,000	EUR	1.6250	1/18/2022	128,944
					405,188
OIL & GAS - 3.4%
BG Energy Capital PLC	350,000	EUR	1.2500	11/21/2022	452,705
BP Capital Markets PLC	350,000	EUR	0.8300	9/19/2024	435,961
Petrobras Global Finance BV	100,000	EUR	5.8750	3/7/2022	144,972
Petroleos Mexicanos	200,000	EUR	2.5000	8/21/2021	261,900
					1,295,538
PACKAGING & CONTAINERS - 0.3%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.	100,000	EUR	2.7500	3/15/2024	128,400

PHARMACEUTICALS - 0.3%
Grifols SA - 144A	100,000	EUR	3.2000	5/1/2025	127,030

REAL ESTATE - 0.3%
DEMIRE Deutsche Mittelstand Real Estate AG	100,000	EUR	2.8750	7/15/2022	128,357

SAVINGS & LOANS - 1.6%
Nationwide Building Society	350,000	EUR	1.6250	4/3/2019	445,439
Nationwide Building Society	100,000	GBP	5.6250	9/9/2019	152,521
					597,960
TELECOMMUNICATIONS - 1.5%
Deutsche Telekom International Finance BV	250,000	EUR	0.6250	4/3/2023	311,792
Telecom Italia SpA/Milano	50,000	GBP	6.3750	6/24/2019	76,040
Telecom Italia SpA/Milano	150,000	EUR	2.5000	7/19/2023	197,177
					585,009

TOTAL CORPORATE BONDS & NOTES (Cost - $15,289,889)					16,718,060

FOREIGN GOVERNMENT BONDS - 51.3%
Argentine Republic Government International Bond	100,000	EUR	5.2500	1/15/2028	126,784
Bundesrepublik Deutschland Bundesanleihe	20,000	EUR	4.7500	7/4/2034	39,156
Bundesrepublik Deutschland Bundesanleihe	60,000	EUR	2.5000	7/4/2044	95,809
Bundesrepublik Deutschland Bundesanleihe	799,000	EUR	0.2500	2/15/2027	967,529
Canadian Government Bond	160,000	CAD	5.0000	6/1/2037	183,078
Canadian Government Bond	280,000	CAD	3.5000	12/1/2045	279,591
Denmark Government Bond	2,420,000	DKK	3.0000	11/15/2021	453,356
French Republic Government Bond OAT	70,000	EUR	4.7500	4/25/2035	133,658
French Republic Government Bond OAT	190,000	EUR	4.5000	4/25/2041	374,169
Indonesia Government International Bond - 144A	300,000	EUR	2.1500	7/18/2024	395,555
Ireland Government Bond	130,000	EUR	5.4000	3/13/2025	215,654
Italy Buoni Poliennali Del Tesoro	180,000	EUR	4.2500	43709	240,109
Italy Buoni Poliennali Del Tesoro	270,000	EUR	5.0000	51380	449,538
Italy Buoni Poliennali Del Tesoro	120,000	EUR	5.5000	11/1/2022	182,214
Italy Buoni Poliennali Del Tesoro	410,000	EUR	4.5000	3/1/2024	608,225
Italy Buoni Poliennali Del Tesoro	130,000	EUR	2.0500	8/1/2027	162,540
Italy Buoni Poliennali Del Tesoro	480,000	EUR	3.7500	9/1/2024	687,154

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
January 31, 2018

	Principal		Interest Rate	Maturity
Security	Amount		%	Date	Value
FOREIGN GOVERNMENT BONDS - 51.3% (Continued)
Japan Government Ten Year Bond	50,950,000	JPY	0.8000	9/20/2022	$485,749
Japan Government Thirty Year Bond	48,950,000	JPY	0.5000	9/20/2046	415,425
Japan Government Thirty Year Bond	52,750,000	JPY	1.5000	3/20/2045	571,513
Japan Government Twenty Year Bond	224,150,000	JPY	1.9000	9/20/2023	2,280,186
Japan Government Twenty Year Bond	117,800,000	JPY	2.1000	12/20/2027	1,293,294
Japan Government Twenty Year Bond	68,900,000	JPY	1.7000	9/20/2033	758,350
Kazakhstan Government International Bond	200,000	USD	5.1250	7/21/2025	222,500
Kingdom of Belgium Government Bond - 144A	130,000	EUR	5.0000	3/28/2035	255,816
Kingdom of Belgium Government Bond	130,000	EUR	4.2500	9/28/2022	193,551
Malaysia Government Bond	480,000	MYR	3.9000	11/30/2026	122,163
Mexican Bonos	18,440,000	MXN	10.0000	12/5/2024	1,124,700
Mexican Bonos	3,270,000	MXN	5.7500	3/5/2026	156,434
Portugal Obrigacoes do Tesouro OT - 144A	100,000	EUR	4.1250	4/14/2027	149,622
Province of Ontario Canada	280,000	CAD	2.4000	6/2/2026	221,314
Republic of Austria Government Bond - 144A	270,000	EUR	1.2000	10/20/2025	352,629
Republic of Poland Government Bond	360,000	PLN	5.7500	9/23/2022	122,773
Republic of Poland Government International Bond	250,000	EUR	0.8750	5/10/2027	302,960
Romanian Government International Bond	100,000	EUR	2.8750	10/28/2024	138,263
Russian Foreign Bond - Eurobond - 144A	200,000	USD	4.2500	6/23/2027	205,493
Spain Government Bond - 144A	160,000	EUR	4.2000	1/31/2037	264,331
Spain Government Bond - 144A	420,000	EUR	4.1000	7/30/2018	534,831
Spain Government Bond - 144A	300,000	EUR	4.4000	10/31/2023	453,574
Spain Government Bond - 144A	100,000	EUR	5.4000	1/31/2023	155,112
Spain Government Bond - 144A	210,000	EUR	1.9500	4/30/2026	277,431
Spain Government Bond - 144A	300,000	EUR	3.8000	4/30/2024	443,439
Spain Government Bond - 144A	90,000	EUR	1.4500	10/31/2027	112,356
Spain Government Bond - 144A	80,000	EUR	2.3500	7/30/2033	104,374
Sweden Government Bond	770,000	SEK	4.2500	3/12/2019	103,533
Swiss Confederation Government Bond	480,000	CHF	4.0000	2/11/2023	631,807
United Kingdom Gilt	190,000	GBP	4.2500	6/7/2032	356,039
United Kingdom Gilt	185,000	GBP	4.5000	12/7/2042	395,497
United Kingdom Gilt	20,000	GBP	4.0000	1/22/2060	47,432
United Kingdom Gilt	70,000	GBP	4.2500	12/7/2055	166,644
United Kingdom Gilt	330,000	GBP	3.2500	1/22/2044	592,399
TOTAL FOREIGN GOVERNMENT BONDS (Cost - $18,674,851)					19,605,653

MORTGAGE BACKED SECURITIES - 0.1%
Sunrise SPV	25,509	EUR	0.5310	5/27/2035	31,872
TOTAL MORTGAGE BACKED SECURITIES (Cost - $28,520)

WHOLE LOAN COLLATERAL - 0.6%
Bankinter 10 FTA	101,992	EUR	0.0000	6/21/2043	127,016
Fondo de Titulizacion de Activos Santander Hipotecario 2	46,029	EUR	0.0000	1/18/2049	56,220
Silverstone Master Issuer PLC - 144A	25,001	GBP	0.7698	1/21/2070	35,594
TOTAL WHOLE LOAN COLLATERAL (Cost - $194,899)					218,830

	Shares
SHORT - TERM INVESTMENT - 0.4%
MONEY MARKET FUND - 0.4%
Fidelity Institutional Money Market Fund - Government Portfolio	153,095		1.2200		153,095
TOTAL SHORT-TERM INVESTMENT (Cost - $153,095)

TOTAL INVESTMENTS - 96.2% (Cost - $34,341,254)					$36,727,510
OTHER ASSETS LESS LIABILITIES - 3.8%					1,461,725
NET ASSETS - 100.0%					$38,189,235

CAD - Canadian Dollar	EUR - Euro	MXN - Mexican Peso	SEK - Swedish Krona

CHF - Swiss Franc	GBP - United Kingdom Pound	MYR - Malaysian Ringgit	USD - US Dollar

DKK - Danish Krone	JPY - Japanese Yen	PLN - Polish Zloty

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The 144A securities amounted to $3,971,435 or 10.4% of net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
January 31, 2018

				Unrealized
				Appreciation
Futures Contracts	Contracts	Expiration	Notional	(Depreciation)
FUTURES CONTRACTS PURCHASED - 0.0%
Australian 10Y BOND Future	6	3/15/2018	$583,110	$(11,124)
Canadian 10Y Bond Future	5	3/20/2018	661,150	(18,070)
EURO BUXL 30Y Bond Future	12	3/8/2018	1,940,880	(60,816)
EURO-SCHATZ Future	16	3/8/2018	1,788,960	(5,591)
Japanese 10Y Bond Future	1	3/13/2018	150,319,970	(4,756)
Long Gilt Future	6	3/27/2018	732,840	(18,198)
NET UNREALIZED LOSS FROM FUTURES CONTRACTS PURCHASED				(118,555)

FUTURES CONTRACTS SOLD - 0.1%
EURO-BOBL Future	(63)	3/8/2018	8,218,350	114,742
EURO-BOND Future	(9)	3/8/2018	1,429,380	45,064
NET UNREALIZED LOSS FROM FUTURES CONTRACTS SOLD				159,806

NET UNREALIZED LOSS FROM FUTURES CONTRACTS				$41,251

Portfolio Composition ** - (Unaudited)
Japan	16.5%		Mexico	4.2%
Britain	14.0%		Germany	3.9%
Spain	10.3%		Australia	3.8%
France	8.5%		Belgium	3.2%
Italy	7.9%		Other Countries	20.3%
Netherlands	7.4%		Total	100.00%

**	Based on total value of investments as of January 31, 2018.

Percentage may differ from Schedule of Investments which are based on Fund net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund
January 31, 2018

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
CONVERTIBLE BONDS - 87.8%
AEROSPACE/DEFESNE - 2.3%
Aerojet Rocketdyne Holdings, Inc.	$350,000	2.250%	12/15/2023	$440,775

BUILDING MATERIALS - 2.2%
Cemex SAB de CV	420,000	3.750	3/15/2018	430,762

COMMERCIAL SERVICES - 9.8%
Euronet Worldwide, Inc.	330,000	1.500	10/1/2044	437,792
LendingTree, Inc. - 144A	310,000	0.625	6/1/2022	571,445
Live Nation Entertainment, Inc.	485,000	2.500	5/15/2019	653,674
Square, Inc. - 144A	125,000	0.375	3/1/2022	262,598
				1,925,509
COMPUTERS - 2.6%
Western Digital Corp. - 144A	500,000	1.500	2/1/2024	511,578

DIVERSIFIED FINANCIAL SERVICES - 5.0%
Blackhawk Network Holdings, Inc.	425,000	1.500	1/15/2022	476,155
JPMorgan Chase Financial	500,000	0.250	5/1/2023	501,250
				977,405
ENERGY - 2.1%
Nextera Energy Partners - 144A	400,000	1.500	9/15/2020	403,298

ENGINEERING & CONSTRUCTION - 2.4%
Dycom Industries, Inc.	355,000	0.750	9/15/2021	473,121

ENTERTAINMENT - 1.5%
Marriott Vacations Worldwide Corp. - 144A	250,000	1.500	9/15/2022	294,127

HEALTHCARE-PRODUCTS - 4.6%
NuVasive, Inc.	385,000	2.250	3/15/2021	412,871
Wright Medical Group, Inc.	462,000	2.000	2/15/2020	479,903
				892,774
HOME BUILDERS - 3.4%
CalAtlantic Group, Inc.	368,000	1.625	5/15/2018	661,034

INSURANCE - 1.9%
Fidelity National Financial, Inc.	120,000	4.250	8/15/2018	365,860

INTERNET - 10.3%
FireEye, Inc.	368,000	1.625	6/1/2035	339,468
IAC FinanceCo, Inc. - 144A	250,000	0.875	10/1/2022	286,303
Pandora Media, Inc.	435,000	1.750	12/1/2020	385,627
Priceline Group, Inc.	320,000	0.350	6/15/2020	475,201
VeriSign, Inc.	157,000	4.702	8/15/2037	526,903
				2,013,502
LODGING - 1.6%
Caesars Entertainment Corp.	150,000	5.000	10/1/2024	315,803

MEDIA - 4.3%
Liberty Media Crop. - 144A	350,000	1.000	1/30/2023	413,616
World Wrestling Entertainment - 144A	275,000	3.375	12/15/2023	421,300
				834,916
MISCELLANEOUS MANUFACTURERS - 1.8%
Trinity Industries, Inc.	245,000	3.875	6/1/2036	358,988

OIL & GAS - 2.1%
Ensco Jersey Finance Ltd. ^	460,000	3.000	1/31/2024	417,979

PHARMACEUTICALS - 5.1%
Herbalife Ltd.	330,000	2.000	8/15/2019	362,736
Ironwood Pharmaceuticals, Inc.	270,000	2.250	6/15/2022	311,764
Pacira Pharmaceuticals, Inc. - 144A	345,000	2.375	4/1/2022	334,025
				1,008,525

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
January 31, 2018

	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
CONVERTIBLE BONDS - 87.8% (Continued)
REAL ESTATE INVESTMENT TRUST - 2.3%
Starwood Waypoint Homes	$400,000	3.500%		1/15/2022	$453,507

SEMICONDUCTORS - 18.1%
Cypress Semiconductor Co. - 144A	500,000	2.000		2/1/2023	541,681
Micron Technology, Inc.	245,000	3.000		11/15/2043	374,457
ON Semiconductor Corp.	385,000	1.000		12/1/2020	552,303
Rambus, Inc.	324,000	1.125		8/15/2018	353,205
Rambus, Inc. - 144A	500,000	1.375		2/1/2023	474,177
Silicon Laboratories, Inc. - 144A	405,000	1.375		3/1/2022	491,391
Teradyne, Inc.	500,000	1.250		12/15/2023	765,386
					3,552,600
SOFTWARE - 3.1%
Nice Systems, Inc.	500,000	1.250		1/15/2024	610,154

TRANSPORTATION - 1.3%
Air Transport Services Group, Inc. - 144A	250,000	1.125		10/15/2024	263,529

TOTAL CONVERTIBLE BONDS (Cost - $15,149,789)					17,205,746

PREFERRED STOCKS - 11.5%
DIVERSIFIED FINANCIAL SERVICES - 2.9%
AMG Capital Trust II	8,900	5.150		10/15/2037	560,179

HAND/MACHINE TOOLS - 2.3%
Stanley Black & Decker, Inc. ^	3,800	5.375		5/15/2020	452,770

HEALTCARE SERVICES - 3.4%
Anthem, Inc.	11,200	5.250		5/1/2018	672,672

METAL FABRICATION/HARDWARE - 2.9%
Rexnord, Corp.	9,200	5.750		11/15/2019	573,068

TOTAL PREFERRED STOCKS (Cost - $1,853,165)					2,258,689
		Interest
	Shares	Rate
SHORT-TERM INVESTMENT - 3.9%
MONEY MARKET FUND - 3.9%
First American Government Obligations Fund - Class Z	758,237	1.21	% +		758,237
TOTAL SHORT-TERM INVESTMENT (Cost - $758,237)

COLLATERAL FOR SECURITIES LOANED - 4.6%
Mount Vernon Prime Portfolio (Cost - $895,575)	895,575	1.63	% +		895,575

TOTAL INVESTMENTS - 107.8% (Cost - $18,656,766)					$21,118,247
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.8)%					(1,523,383)
TOTAL NET ASSETS - 100.0%					$19,594,864

^	All or a portion of these securities are on loan. Total loaned securities had a value of $856,534 at January 31, 2018.

+	Variable rate security. Interest rate is as of January 31, 2018.

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The 144A securities amount to $5,269,068 or 26.9% of net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Alternative Dividend Fund
January 31, 2018

Security	Shares	Value
COMMON STOCKS - 56.9%
ADVERTISING - 1.0%
Interpublic Group of Cos., Inc.	17,000	$372,130

APPAREL - 1.0%
Hanesbrands, Inc. ^	16,200	351,864

AUTO MANUFACTURERS - 2.0%
General Motors Co.	17,300	733,693

CHEMICALS - 2.1%
LyondellBasell Industries NV	6,300	754,992

COMPUTERS - 2.0%
International Business Machines Corp.	4,400	720,280

DIVERSIFIED FINANCIAL SERVICES - 1.0%
Invesco Ltd.	9,600	346,848

ELECTRIC - 6.2%
Consolidated Edison, Inc.	1,500	120,540
Entergy Corp.	8,600	676,734
PPL Corp.	23,100	736,197
Southern Co. ^	15,500	699,205
		2,232,676
ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
Emerson Electric Co.	10,100	729,523

ELECTRONICS - 2.2%
Garmin Ltd. ^	12,500	786,750

HOUSEWARES - 0.4%
Newell Brands, Inc.	5,800	153,352

LODGING - 4.3%
Las Vegas Sands Corp.	19,900	1,542,648

MINING - 2.0%
Compass Minerals International, Inc. ^	10,000	729,000

OIL & GAS - 1.9%
Chevron Corp.	5,600	701,960

PHARMACEUTICALS - 6.3%
AbbVie, Inc.	12,000	1,346,640
AstraZeneca PLC - ADR	10,000	350,600
GlaxoSmithKline PLC - ADR	6,000	225,060
Pfizer, Inc.	9,800	362,992
		2,285,292
REAL ESTATE INVESTMENT TRUSTS - 8.0%
Host Hotels & Resorts, Inc.	70,000	1,453,200
Public Storage ^	3,700	724,312
Simon Property Group, Inc.	4,400	718,828
		2,896,340
RETAIL - 3.9%
CVS Health Corp.	9,000	708,210
Kohl’s Corp.	10,700	693,039
		1,401,249

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Alternative Dividend Fund (Continued)
January 31, 2018

Security					Shares	Value
COMMON STOCKS - 56.9% (Continued)
SEMICONDUCTORS - 4.3%
Intel Corp.					17,000	$818,380
QUALCOMM, Inc.					10,500	716,625
						1,535,005
TELECOMMUNICATIONS - 6.3%
AT&T, Inc.					19,900	745,255
Cisco Systems, Inc.					18,000	747,720
Verizon Communications, Inc.					14,100	762,387
						2,255,362

TOTAL COMMON STOCKS (Cost - $17,784,454)						20,528,964

EXCHANGE TRADED FUNDS - 20.1%
DEBT EXCHANGE TRADED FUND - 0.9%
ProShares Short 20+ Year Treasury *					10,000	339,300
TOTAL DEBT EXCHANGE TRADED FUND						339,300

EQUITY EXCHANGE TRADED FUNDS - 19.2%
ETFMG Prime Cyber Security ETF ^					11,000	364,980
Global SuperDividend US ETF					56,832	1,423,466
Global X MLP ETF ^					10,000	104,500
iShares Core High Dividend ETF					38,700	3,569,301
iShares International Select Dividend ETF ^					41,700	1,469,508
TOTAL EQUITY EXCHANGE TRADED FUNDS						6,931,755
TOTAL EXCHANGE TRADED FUNDS (Cost - $7,045,419)						7,271,055

	Counterparty	Contracts**	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS * - 2.5%
PURCHASED PUT OPTIONS * - 1.9%
AbbVie, Inc.	Pershing	70	$785,540	$110.00	3/16/2018	18,200
Annaly Capital Management, Inc.	Pershing	500	527,000	10.00	4/20/2018	15,000
AT&T, Inc.	Pershing	110	411,950	36.00	3/16/2018	5,170
Cisco Systems, Inc.	Pershing	100	415,400	40.00	4/20/2018	12,000
Emerson Electric Co.	Pershing	125	902,875	70.00	3/16/2018	20,000
Energy Select Sector SPDR Fund	Pershing	100	748,500	74.00	3/16/2018	15,500
Garmin Ltd.	Pershing	75	472,050	57.50	4/20/2018	4,950
General Electric Co.	Pershing	300	485,100	16.00	2/16/2018	9,000
General Motors Co.	Pershing	80	339,280	42.00	6/15/2018	21,760
Intel Corp.	Pershing	170	812,940	44.00	2/16/2018	1,700
Intel Corp.	Pershing	70	334,740	48.00	3/16/2018	10,990
iShares 20+ Year Treasury Bond ETF	Pershing	100	1,224,700	122.00	5/18/2018	34,000
iShares IBOXX $ High Yield Corporate Bond ETF	Pershing	150	1,303,950	84.00	3/16/2018	4,950
iShares IBOXX $ High Yield Corporate Bond ETF	Pershing	100	869,300	87.00	3/16/2018	10,100
iShares US Home Construction	Pershing	100	428,800	42.00	7/20/2018	21,000
iShares US Real Estate ETF	Pershing	200	1,571,200	75.00	3/16/2018	11,200
Kohl’s Corp.	Pershing	100	647,700	62.50	3/16/2018	27,700
Las Vegas Sands Corp.	Pershing	100	775,200	75.00	4/20/2018	28,500
LyondellBasell Industries NV	Pershing	30	359,520	115.00	3/16/2018	6,090
PowerShares DB US Dollar Index	Pershing	200	465,000	22.00	3/16/2018	600
PowerShares DB US Dollar Index	Pershing	200	465,000	23.00	3/16/2018	2,600
PowerShares DB US Dollar Index	Pershing	300	697,500	23.00	1/18/2019	13,500
PowerShares QQQ Trust Series 1	Pershing	50	847,000	160.00	6/15/2018	19,800
PowerShares QQQ Trust Series 1	Pershing	50	847,000	155.00	1/18/2019	34,050
QUALCOMM, Inc.	Pershing	60	409,500	67.50	4/20/2018	24,300
S&P 500 Index	Pershing	10	2,823,810	800.00	3/16/2018	36,425
S&P 500 Index	Pershing	50	14,119,050	700.00	6/15/2018	245,000

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Alternative Dividend Fund (Continued)
January 31, 2018

Security	Counterparty	Contracts**	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED PUT OPTIONS * - 1.9% (Continued)
Tesla, Inc.	Pershing	5	$177,155	$280.00	2/16/2018	$370
Utilities Select Sector SPDR	Pershing	100	510,400	50.00	3/16/2018	6,700
Verizon Communications, Inc.	Pershing	100	540,700	52.50	4/20/2018	14,200
TOTAL PURCHASED PUT OPTIONS (Cost - $703,042)						675,355

PURCHASED CALL OPTIONS * - 0.6%
Cameco Corp.	Pershing	150	138,000	11.00	3/16/2018	1,350
Cameco Corp.	Pershing	150	138,000	12.00	3/16/2018	750
Currency Shares Euro Trust	Pershing	100	1,195,800	123.00	6/15/2018	13,300
Gaming and Leisure Properties	Pershing	100	364,400	37.00	2/16/2018	2,000
Interpublic Group of Cos., Inc.	Pershing	170	372,130	22.00	3/16/2018	14,450
Kroger Co.	Pershing	200	607,200	31.00	3/16/2018	22,600
Macquarie Infrastructure Corp.	Pershing	50	331,750	65.00	3/16/2018	13,150
Macquarie Infrastructure Corp.	Pershing	100	663,500	70.00	3/16/2018	4,000
Mosaic Co.	Pershing	200	546,000	27.00	3/16/2018	31,000
PG&E Corp.	Pershing	75	318,225	47.50	3/16/2018	1,275
PPL Corp.	Pershing	100	318,700	32.00	4/20/2018	7,400
PPL Corp.	Pershing	100	318,700	33.00	4/20/2018	4,100
S&P 500 Index	Pershing	10	2,823,810	875.00	3/16/2018	21,650
S&P 500 Index	Pershing	20	5,647,620	900.00	3/16/2018	26,400
SPDR S&P Biotech ETF	Pershing	100	933,700	95.00	3/16/2018	29,400
SPDR S&P Oil & Gas Exploration & Production ETF	Pershing	400	1,476,400	40.00	2/16/2018	4,800
VanEck Vectors Biotech ETF	Pershing	50	648,800	131.00	3/16/2018	29,000
TOTAL PURCHASED CALL OPTIONS (Cost - $331,192)						226,625
TOTAL PURCHASED OPTIONS (Cost - $1,034,234)						901,980

					Interest
Security				Shares	Rate	Value
SHORT-TERM INVESTMENT - 6.0%
MONEY MARKET FUND - 6.0%
Invesco Short-Term Investments Trust Treasury Portfolio - Institutional Class				2,164,741	1.22%+	2,164,741
TOTAL SHORT-TERM INVESTMENT (Cost - $2,164,741)

COLLATERAL FOR SECURITIES LOANED - 15.9%
Mount Vernon Prime Portfolio (Cost - $5,741,599)				5,741,599	1.63%+	5,741,599

TOTAL INVESTMENTS - 101.4% (Cost - $33,770,447)						$36,608,339
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%						(503,831)
NET ASSETS - 100.0%						$36,104,508

*	Non-Income producing security.

**	Each Purchased Put Option and Call Option contract allows the Fund to sell/buy 100 shares of the underlying security at the exercise price.

+	Variable rate security. Interest rate is as of January 31, 2018

^	All of a portion of these securities are on loan. Total loaned securities had a value of $5,610,841 at January 31, 2018.

ADR - American Depositary Receipt.

PLC - Public Limited Company

ETF - Exchange Traded Fund

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund
January 31, 2018

Security	Shares	Value
COMMON STOCKS -97.8%
AEROSPACE/DEFENSE - 3.2%
Northrop Grumman Corp.	4,077	$1,388,341
Raytheon Co.	5,139	1,073,743
		2,462,084
AIRLINES - 1.2%
Delta Air Lines, Inc. ^	16,795	953,452

AUTO PARTS & EQUIPMENT - 1.2%
BorgWarner, Inc.	16,964	954,395

BANKS - 16.1%
Bank of America Corp.	91,743	2,935,776
Huntington Bancshares, Inc.	79,727	1,289,983
JPMorgan Chase & Co. ^	28,357	3,280,054
Morgan Stanley	14,597	825,460
State Street Corp.	13,157	1,449,507
SunTrust Banks, Inc. ^	21,714	1,535,179
Wells Fargo & Co.	14,573	958,612
		12,274,571
BEVERAGES - 1.4%
PepsiCo, Inc.	9,131	1,098,459

BIOTECHNOLOGY - 2.9%
Amgen, Inc.	3,290	612,104
Biogen, Inc. *	1,844	641,362
Gilead Sciences, Inc.	11,669	977,862
		2,231,328
CHEMICALS - 3.4%
Air Products & Chemicals, Inc.	4534	763,389
DowDuPont, Inc.	15,164	1,146,095
Westlake Chemical Corp.	6,295	708,817
		2,618,301
COMMERCIAL SERVICES - 1.0%
Quanta Services, Inc. *	19,561	752,903

COSMETICS / PERSONAL CARE - 1.4%
Procter & Gamble Co.	12,040	1,039,534

DIVERSIFIED FINANCIAL SERVICES - 6.0%
American Express Co.	8,914	886,052
Ameriprise Financial, Inc.	4,864	820,557
Discover Financial Services	13,986	1,116,083
E*TRADE Financial Corp *	17,116	902,013
Intercontinental Exchange, Inc.	11,947	882,166
		4,606,871
ELECTRIC - 4.8%
American Electric Power Co., Inc.	11,437	786,637
DTE Energy Co.	5,612	592,852
Public Service Enterprise Group, Inc.	19,034	987,293
Xcel Energy, Inc.	28,043	1,279,883
		3,646,665
ELECTRONICS - 1.0%
Honeywell International, Inc.	4,924	786,215

ENVIRONMENTAL CONTROL - 1.5%
Waste Management, Inc.	13,402	1,185,139

FOOD -1.9%
Hershey Co.	4,898	540,396
Tyson Foods, Inc.	11,640	885,920
		1,426,316
HAND / MACHINE TOOLS - 1.2%
Stanley Black & Decker, Inc.	5,406	898,639
Security	Shares	Value
HEALTHCARE-PRODUCTS - 3.5%
Danaher Corp.	7,210	$730,229
Hill-Rom Holdings, Inc.	5,031	429,295
Medtronic PLC	8,163	701,120
Thermo Fisher Scientific, Inc.	3,607	808,365
		2,669,009
HEALTHCARE-SERVICES - 1.5%
UnitedHealth Group, Inc. ^	4,801	1,136,781

INSURANCE - 3.6%
Allstate Corp.	6,937	685,167
Berkshire Hathaway, Inc. *	2,474	530,376
Chubb Ltd. ^	9,819	1,533,237
		2,748,780
INTERNET - 1.1%
eBay, Inc. *	19,981	810,829

IRON / STEEL - 0.6%
Nucor Corp.	7,081	474,144

MACHINERY- DIVERSIFIED - 1.6%
Cummins, Inc.	3,231	607,428
Deere & Co. ^	3,568	593,787
		1,201,215
MEDIA - 2.9%
CBS Corp.	11,155	642,640
Comcast Corp. - Class A	25,191	1,071,373
Walt Disney Co.	4,428	481,191
		2,195,204
MISCELLANEOUS MANUFACTURING -1.6%
Parker-Hannifin Corp.	6,179	1,244,574

OIL & GAS - 9.1%
Chevron Corp.	13,807	1,730,707
ConocoPhillips	20,686	1,216,544
Energen Corp. *	10,304	538,178
EOG Resources, Inc.	11,514	1,324,110
Exxon Mobil Corp.	17,111	1,493,790
Marathon Petroleum Corp.	9,107	630,842
		6,934,171
OIL & GAS SERVICES - 0.9%
Halliburton Co. ^	12,651	679,359

PHARMACEUTICALS - 6.6%
AbbVie, Inc.	7,547	846,924
Allergan PLC	4,001	721,220
Eli Lilly & Co.	5,741	467,604
Johnson & Johnson	11,663	1,611,710
Pfizer, Inc.	36,676	1,358,479
		5,005,937
REITS - 2.7%
Equity LifeStyle Properties, Inc.	7,868	679,166
Highwoods Properties Inc	9,550	457,254
Prologis, Inc.	14,405	937,910
		2,074,330
RETAIL - 2.1%
Home Depot, Inc.	4,286	861,058
PVH Corp.	4,604	713,988
		1,575,046
SEMICONDUCTORS - 3.2%
Broadcom Ltd	1,570	389,407
ON Semiconductor Corp. ^ *	37,035	916,246
Qualcomm, Inc.	16,295	1,112,134
		2,417,787

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund (Continued)
January 31, 2018

Security	Shares	Value
COMMON STOCKS - 97.8% (Continued)
SOFTWARE - 3.4%
Microsoft Corp.	10,428	$990,764
Oracle Corp.	31,248	1,612,084
		2,602,848
TELECOMMUNICATIONS - 5.2%
AT&T, Inc.	49,188	1,842,091
Cisco Systems, Inc.	24,283	1,008,716
Verizon Communications, Inc.	20,484	1,107,570
		3,958,377

TOTAL COMMON STOCKS (Cost - $54,958,854)		74,663,263

SHORT - TERM INVESTMENT - 2.8%
MONEY MARKET FUND - 2.8%
STIT-STIC Prime Portfolio - 1.22% +	2,165,292	2,165,292
(Cost - $2,165,292)

COLLATERAL FOR SECURITIES LOANED - 12.0%
Mount Vernon Prime Portfolio 1.63% +#	9,136,800	9,136,800
(Cost - $9,136,800)
Value

TOTAL INVESTMENTS - 112.6% (Cost - $66,260,946) (a)	$85,965,355
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.6)%	(9,652,853)
NET ASSETS - 100.0%	$76,312,502

REIT - Real Estate Investment Trust

*	Non-income producing security.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $8,989,242 at January 31, 2018.

+	Variable rate security. Interest rate is as of January 31, 2018.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

Portfolio Composition * - (Unaudited)
Financial	25.3%	Consumer Discrectionary	6.0%
Health Care	12.9%	Communications	6.0%
Collateral for Securities Loaned	10.6%	Utilities	4.2%
Industrials	8.9%	Consumer Staples	4.1%
Energy	8.9%	Materials	3.6%
Technology	7.0%	Others	2.5%
		Total	100.0%

*	Based on total value of investments as of January 31, 2018.

Percentage may differ from Schedule of Investments which are based on Fund net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Focused Large Cap Growth Fund
January 31, 2018

Security	Shares	Value
COMMON STOCKS - 99.8%
BIOTECHNOLOGY - 10.0%
Alexion Pharmaceuticals, Inc. *	11,605	$1,384,709
BioMarin Pharmaceutical, Inc. *	8,581	774,264
Illumina, Inc. *	9,946	2,313,837
Incyte Corp. * ^	11,970	1,080,771
Regeneron Pharmaceuticals, Inc. *	4,506	1,652,125
Vertex Pharmaceuticals, Inc. *	7,955	1,327,451
		8,533,157
COMMERCIAL SERVICES - 7.1%
PayPal Holdings, Inc. *	33,899	2,892,263
S&P Global, Inc.	9,140	1,655,254
TransUnion *	25,663	1,523,356
		6,070,873
DIVERSIFIED FINANCIAL SERVICES - 14.5%
Charles Schwab Corp.	43,958	2,344,720
Mastercard, Inc.	27,195	4,595,955
Visa, Inc. ^	44,035	5,470,468
		12,411,143
HEALTHCARE PRODUCTS - 4.7%
Align Technology, Inc. *	6,818	1,786,316
Edwards Lifesciences Corp. *	17,544	2,220,719
		4,007,035
INTERNET - 27.6%
Alibaba Group Holding Ltd. - ADR * ^	20,083	4,102,756
Alphabet, Inc. *	4,985	5,832,151
Amazon.com, Inc. *	4,425	6,420,188
Facebook, Inc. *	27,505	5,140,409
Priceline Group, Inc. * ^	1,111	2,124,287
		23,619,791
RETAIL - 4.8%
Home Depot, Inc.	9,091	1,826,382
Ulta Beauty, Inc. *	10,139	2,251,872
		4,078,254
SEMICONDUCTORS - 4.0%
NVIDIA Corp.	13,899	3,416,374
Security	Shares	Value
SOFTWARE - 27.1%
Adobe Systems, Inc. *	22,706	$4,535,751
Autodesk, Inc. *	12,332	1,425,826
Microsoft Corp.	43,931	4,173,884
Salesforce.com, Inc. *	44,447	5,062,958
ServiceNow, Inc. *	17,753	2,642,889
Splunk, Inc. *	19,711	1,820,705
Veeva Systems, Inc. * ^	31,567	1,984,302
Workday, Inc. * ^	13,021	1,561,088
		23,207,403

TOTAL COMMON STOCKS (Cost - $52,374,297)		85,344,030

SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
First American Institutional Prime Obligations Fund -	206,488	206,488
Institutional Class 1.47% + (Cost - $206,488)

COLLATERAL FOR SECURITIES LOANED - 16.2%
Mount Vernon Prime Portfolio, 1.63% +# (Cost - $13,834,248)	13,834,248	13,834,248

TOTAL INVESTMENTS - 116.2% (Cost - $66,415,033)		$99,384,766
LIABILITIES IN EXCESS OF OTHER ASSETS - (16.2)%		(13,900,821)
NET ASSETS - 100.0%		$85,483,945

^	All or a portion of these securities are on loan. Total loaned securities had a value of $13,646,247 at January 31, 2018.

*	Non-Income producing security.

ADR - American Depositary Receipt.

+	Variable rate security. Interest rate is as of January 31, 2018.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund
January 31, 2018

Security	Shares	Value
COMMON STOCKS - 97.0%
ADVERTISING - 0.5%
WPP PLC	30,513	$553,447

AEROSPACE / DEFENSE - 0.9%
Aselsan Elektronik Sanayi Ve Ticaret AS *	24,693	218,627
BAE Systems PLC - ADR	5,194	177,687
ELBIT Systems Ltd.	3,199	484,506
Rolls-Royce Holdings PLC - ADR ^	17,948	225,068
		1,105,888
AGRICULTURE - 0.2%
Imperial Brands PLC	6,138	252,992

AIRLINES - 0.9%
Deutsche Lufthansa AG	11,011	394,675
International Consolidated Airlines Group SA	25,909	235,784
Turk Hava Yollari *	111,553	489,414
		1,119,873
APPAREL - 1.1%
Adidas AG	3,064	714,407
Gildan Activewear, Inc.	18,730	636,258
		1,350,665
AUTO MANUFACTURERS - 2.2%
Ferrari NV	7,067	846,005
Hyundai Motor Co. - GDR	2,288	97,240
Mazda Motor Corp.	20,400	287,388
Peugeot SA	20,572	463,638
Suzuki Motor Corp.	10,300	591,663
Tofas Turk Otomobil Fabrikasi AS	20,360	172,673
Volvo AB	13,464	278,002
		2,736,609
AUTO PARTS & EQUIPMENT - 2.3%
Cie Generale Des Establissements - ADR	1,400	44,730
Cie Generale Des Establissements	1,588	254,899
Continental AG	1,702	513,025
Denso Corp.	3,700	232,635
Koito Manufacturing Co Ltd. *	1,100	77,713
Linamar Corp.	5,507	326,016
Magna International, Inc.	10,500	600,075
Stanley Electic Co Ltd.	2,300	93,634
The Yokohama Rubber Company Limited	17,900	457,036
Toyoda Gosei Co. Ltd.	6,100	162,362
		2,762,125
BANKS - 6.4%
Agricultural Bank of China Ltd.	411,000	251,504
Akbank TAS *	0	1
Alpha Bank AE *	175,378	428,434
Banco Bradesco SA - ADR	36,070	458,089
Banco do Brasil SA - ADR	19,000	237,500
Banco do Brasil SA *	28,800	360,847
Banco Santander Brasil SA	31,000	350,823
Bancolombia SA - ADR ^	7,200	330,840
Bank Negara Indonesia Persero Tbk PT *	184,500	129,553
Bank of China Ltd.	386,000	231,378
Bank of Communications Co. Ltd.	384,000	331,667
Bawag Group AG *	4,343	253,766
Concordia Financial Group Ltd. *	23,100	140,877
Danske Bank AS	2,849	116,082
Grupo Financiero Banorte SAB de CV - ADR	2,100	67,431
Itau Unibanco Holding SA - ADR	14,259	233,848
Itau Unibanco Holding SA	16,280	227,934
Societe Generale SA	10,348	603,436
Sperbank of Russia PJSC *	33,083	666,622
Taiwan Business Bank	1,232,000	365,186
Turkiye Garanti Bankasi AS	94,550	308,859
Security	Shares	Value
BANKS (Continued) - 6.4%
Turkiye Halk Bankasi *	22,435	$60,472
Turkiye Is Bankasi	81,167	173,674
Turkiye Vakiflar Bankasi TAO *	393,315	786,446
UniCredit SpA *	23,648	523,146
Yapi ve Kredi Bankasi AS *	129,421	160,374
		7,798,789
BEVERAGES - 0.7%
Coca-Cola HBC AG	6,346	217,810
Diageo PLC - ADR	3,192	459,520
Suntory Beverage & Food Ltd.	4,700	224,332
		901,662
BIOTECHNOLOGY - 0.3%
CSL Limited	322	38,046

BUILDING MATERIALS - 1.2%
Asahi Glass Co. Ltd.	11,000	484,456
Cie de Saint-Gobain	4,573	266,520
Sika AG	74	641,841
Titan Cement Co SA	4,082	125,700
		1,518,517
CHEMICALS - 3.9%
Covestro AG	7,604	878,566
Croda International PLC	826	52,650
FUCHS PETROLUB SE	2,704	137,778
Hitachi Chemical Co Ltd *	5,400	138,348
IRPC PCL *	679,900	157,384
KCC Corporation	610	240,369
Kuraray Co Ltd	6,600	123,987
Mitsubishi Chemical Holdings Corp	38,900	424,314
Nissan Chemical Industries Ltd *	10,400	425,285
Nitto Dekno Corporation	800	73,514
Novozymes AS - ADR	2,100	116,697
Petkim Petrokimya Holding AS *	87,669	185,415
PT Barito Pacific TBK *	450,100	88,779
Shin-Etsu Chemical Co Ltd	3,500	400,511
Sinopec Shanghai Petrochemical Co Ltd - ADR	2,100	129,738
Solvay SA	2,706	393,140
Sumitomo Chemical Co Ltd	14,000	103,026
Taiyo Nippon Sanso Corp *	36,400	565,898
Toray Industries Inc	17,000	169,613
		4,805,012
COAL - 0.5%
China Shenhua Energy Co Ltd	129,000	400,897
Jastrzebska Spolka Weglowa SA *	7,940	231,339
		632,236
COMMERCIAL SERVICES - 4.4%
Abertis Infraestructuras SA	27,233	662,921
Adecco Group AG	1,898	156,363
AerCap Holdings NV *	8,364	452,492
Ashtead Group PLC	11,360	340,112
Edenred	6,784	219,681
Experian PLC	20,616	475,890
Persol Holdings Co., Ltd.	6,000	149,347
Randstad Holding NV	9,954	705,027
Recruit Holdings Co Ltd	26,100	637,472
RELX NV	42,562	945,661
RELX PLC - ADR ^	11,900	260,729
RELX PLC	8,912	197,527
Vantiv, Inc. *	2,909	233,760
		5,436,982

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
January 31, 2018

Security	Shares	Value
COMMON STOCKS - 97.0% (Continued)
COMPUTERS - 1.6%
Check Point Software Technologies Ltd. * ^	5,374	$555,725
Compal Electronics, Inc.	375,000	279,164
Computershare Ltd	25,961	350,176
Fujitsu Ltd	62,000	457,847
Innolux Corp. *	254,000	119,624
Nomura Research Institute, Ltd.	1,800	83,118
Obic Co., Ltd.	1,500	117,249
		1,962,903
COSMETICS / PERSONAL CARE - 2.8%
Kao Corp.	10,900	757,531
Kose Corp.	2,500	431,807
Lion Corp.	2,300	43,163
L’Oreal SA	2,925	666,969
Pola Orbis Holdings, Inc.	10,000	391,524
Shiseido Co Ltd.	5,700	292,776
Unicharm Corp.	20,900	559,895
Unilever PLC	4,648	263,467
		3,407,132
DISTRIBUTION / WHOLESALE - 0.3%
Toyota Tshsho Corporation	7,500	304,851

DIVERSIFIED FINANANCIAL SERVICES - 3.4%
ASX Ltd.	3,993	176,561
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	28,000	230,581
Deutsche Boerse AG	3,126	403,101
DGB Financial Group, Inc. *	9,195	106,705
Hana Financial Group, Inc.	11,900	579,886
IGM Financial, Inc.	9,900	354,491
Japan Exchange Group, Inc.	7,600	137,258
KB Financial Group, Inc. - ADR *	1,400	87,738
Korea Investment Holdings Co Ltd. *	1,166	95,370
Nomura Holdings, Inc. - ADR	11,500	75,440
ORIX Corp. - ADR	3,039	286,547
Partners Group Holding AG	1,055	820,808
Schroders PLC NV *	5,394	204,406
Shinhan Financial Group Co Ltd. *	6,210	308,301
Yuanta Financial Holding Co. Ltd. *	498,000	238,864
		4,106,057
ELECTRIC - 1.4%
CEZ AS	4,959	127,439
E.ON SE	44,396	468,229
Enel SpA *	161,968	1,033,180
RWE AG *	3,507	70,574
		1,699,422
ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
Brother Industries Ltd.	10,100	259,493
LG Electronics, Inc.	2,499	239,719
OSRAM Licht AG	5,913	518,534
Schneider Electric SE	7,618	716,201
		1,733,947
ELECTRONICS - 3.7%
AU Optronics Corp. *	1,197,000	569,333
Hoya Corp.	9,700	498,290
Keyence Corp.	1,800	1,100,145
Koninklijke Philips NV *	27,225	1,113,440
Kyocera Corp.	700	47,026
Kyocera Corporation	1,200	80,118
Minebea Mitsumi, Inc.	14,200	323,229
Nippon Electric Glass Co Ltd.	8,600	355,636
Pegatron Corp.	40,000	108,221
Synnex Technology International Corp.	187,050	264,487
Yokogawa Electric Corp.	2,700	57,609
		4,517,534
Security	Shares	Value
ENERGY - ALTERNATE SOURCE - 0.1%
Vestas Wind Systems A/S - ADR	3,100	$70,417

ENGINEERING & CONSTRUCTION - 0.1%
Aristocrat Leisure Ltd.	25,172	486,023
Auckland International Airport Ltd.	17,380	85,996
Cimic Group Ltd.	8,611	328,592
Enka Insaat ve Sanayi AS *	64,472	96,976
		997,587
ENTERTAINMENT - 0.2%
OPAP SA	18,132	243,792

FOOD - 1.2%
Ajinomoto Co., Inc.	12,200	232,099
BIM Birlesik Magazalar AS	6,693	133,602
CHR Handsen Holding A/S - ADR	674	29,696
Tesco PLC - ADR	4,179	37,193
WH Group Ltd.	380,000	469,905
Wm Morrison Supermarkets PLC	29,595	93,425
Woolworths Ltd.	7,848	171,284
Yakult Honsha Co Ltd.	4,000	335,863
		1,503,067
FOOD SERVICE - 0.2%
Compass Group PLC - ADR	10,587	227,091

FOREST PRODUCTS & PAPER - 1.8%
Fibria Celulose SA	3,000	51,987
Mondi PLC	5,864	156,536
Nine Dragons Paper Holdings Ltd.	200,000	310,343
Oji Holdings Corp.	125,000	858,952
Stora Enso OYJ	20,293	349,666
Suzano Papel E Celulose SA	800	5,219
UPM-Kymmene OYJ	14,043	475,112
		2,207,815
GAS - 0.3%
Tokyo Gas Co Ltd.	16,600	396,142

HAND / MACHINE TOOLS - 1.8%
Finning International, Inc.	11,251	310,610
Fuji Electric Co Ltd.	31,000	255,975
Sandvik AB	23,292	460,026
Schindler Holding AG	3,321	809,274
THK Co Ltd.	8,400	350,980
		2,186,865
HEALTHCARE - PRODUCTS - 1.4%
Lonza Group AG	802	223,101
Olympus Corporation	6,900	265,852
Smith & Nephew PLC - ADR ^	8,738	319,199
Smith & Nephew PLC	27,710	499,373
Sonova Holding AG	1,574	253,966
Terumo Corp,	2,200	107,693
William Demant Holding AS *	2,695	85,513
		1,754,697
HOLDING COMPANIES-DIVERSIFIED - 0.3%
Haci Omer Sabanci Holdings AS	1	2
Industrivarden AB - A shares	11,953	337,926
Wharf Holdings Ltd.	17,000	69,276
		407,204
HOME BUILDERS - 0.6%
Persimmon PLC	15,531	552,960
Sekisui Chemical Co Ltd.	12,400	237,126
		790,086
HOME FURNISHINGS - 0.4%
Arcelik AS	1	5
Panasonic Corp.	30,200	448,447
		448,452

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
January 31, 2018

Security	Shares	Value
COMMON STOCKS - 97.0% (Continued)
INSURANCE - 3.5%
Aegon NV	19,379	$132,874
Assicurazioni Generali SpA	30,414	605,427
AXA SA	30,706	1,013,259
China Life Insurance Co. Ltd.	24,000	80,825
China Life Insurance Co. Ltd. / Taiwan *	102,460	105,385
CNP Assurances	1,647	42,355
Dai-ichi Life Holdings Inc	9,800	206,687
Manulife Financial Corp.	7,700	163,471
MS&AD Insurance Group Holdings Inc	20,500	700,356
Shin Kong Financial Holding Co Ltd. *	633,000	232,240
Sompo Holdings Inc	6,000	240,958
Zurich Insurance Group AG	2,413	794,733
		4,318,570
INTERNET - 1.1%
China Literature Limited *	7,000	72,538
SBI Holdings Inc/Japan	2,200	53,490
Shopify, Inc. *	2,100	268,632
Start Today Co Ltd	9,600	283,693
Trend Micro Inc/Japan *	5,400	292,359
YY, Inc. - ADR *	2,421	321,896
		1,292,608
INVESTMENT COMPANIES - 1.2%
Exor NV	2,793	216,647
Investor AB - B shares	17,576	845,874
Investor AB - B shares	2,150	105,478
Pargesa Holding SA	3,627	331,055
		1,499,054
IRON / STEEL - 3.1%
Fortescue Metals Group Ltd.	57,925	231,161
JFE Holdings, Inc.	5,000	118,889
Kobe Steel Ltd. *	29,600	308,251
Nippon Steel & Sumitomo Metal Corp.	17,800	454,357
POSCO	1,122	400,202
Vale SA - ADR	70,244	919,494
Vale SA *	57,500	752,577
Voestalpine AG	10,107	658,721
		3,843,652
LEISURE TIME - 0.9%
Carnival PLC - ADR	3,100	221,123
TUI AG	19,994	452,456
Yamaha Motor Co. Ltd.	12,700	424,366
		1,097,945
LODGING - 0.9%
Crown Resorts Ltd.	17,942	192,188
Galaxy Entertainment Group Ltd.	50,000	441,162
Melco Resorts and Entertainment Ltd. - ADR	15,819	471,090
		1,104,440
MACHINERY CONSTRUCTION & MINING - 2.0%
Atlas Copco AB - A shares	9,312	438,124
Atlas Copco AB - B shares	3,574	149,650
Hitachi Construction Machinery Co Ltd.	9,400	422,866
Hitachi Ltd. - ADR	2,293	188,507
Hitachi Ltd.	106,000	845,975
Komatsu Ltd.	8,900	349,840
		2,394,962
MACHINERY - DIVERSIFIED - 1.4%
ANDRITZ AG	3,458	208,300
Hexagon AB	1,275	76,269
Hyundai Robotics Co., Ltd. *	109	46,491
Kone OYJ	11,441	657,161
Metso OYJ	13,899	486,914
Sumitomo Heavy Industries, Ltd.	3,900	178,875
		1,654,010
Security	Shares	Value
MEDIA - 0.5%
Nippon Television Holdings, Inc.	4,400	$77,500
Telenet Group Holding NV *	4,338	334,848
Wolters Kluwer NV *	4,038	214,456
		626,804
METAL FABRICATE / HARDWARE - 0.2%
Catcher Technology Co., Ltd.	13,000	148,713
Misumi Group, Inc.	3,100	93,870
		242,583
MINING - 2.9%
Anglo American PLC	18,494	449,007
BHP Billiton Ltd.	38,188	938,472
BHP Billiton PLC - ADR	10,980	244,906
Glencore PLC	143,952	826,325
MMC Norilsk Nickel PJSC - ADR ^	6,619	136,418
Rio Tinto PLC - ADR ^	14,883	835,085
South32, Ltd.	26,158	80,722
		3,510,935
MISCELLANEOUS MANUFACTURING - 0.7%
Doosan Corp. *	1,070	73,571
FUJIFILM Holdings Corp.	6,200	239,024
HIWIN Technologies Corp.	7,000	90,514
Nikon Corp.	20,600	401,786
		804,895
OFFICE / BUSINESS - 1.0%
Canon, Inc.	9,600	383,093
Konica Minolta, Inc.	30,500	305,353
Ricoh Co., Ltd.	22,300	219,839
Seiko Epson Corp. - ADR	6,371	75,305
Seiko Epson Corp.	8,700	211,949
		1,195,539
OIL & GAS - 5.6%
China Petroleum & Chemical Corp	1,550,000	1,340,051
CNOOC Ltd	7,180	1,128,696
Eni SpA	31,266	564,762
Formosa Petrochemical Corp	5,000	21,235
Gazprom PJSC	36,300	182,589
LUKOIL PJSC	15,187	1,002,646
PetroChina Co Ltd - ADR	8,450	667,719
PetroChina Co Ltd . *	328,000	258,900
Petroleo Brasileiro SA - ADR *	31,600	422,176
POLSKI KONCERN NAFTOWY ORLEN S.A *.	6,490	211,336
Polskie Gornictwo Naftowe i Gazownictwo SA *	48,396	95,291
PTT Exploration & Production PCL	96,300	365,670
SK Innovation Co Ltd. *	2,918	558,776
		6,819,847
PHARMACEUTICALS - 3.5%
Astellas Pharma, Inc.	30,000	394,590
Daiichi Sankyo Co Ltd	11,700	392,867
Kyowa hakko kirin Co. Ltd.	16,000	312,180
Novartis AG	4,273	386,146
Novo Nordisk A/S - ADR	24,000	1,332,000
Orion Oyj	1,661	66,855
Roche Holding AG	4,061	1,004,610
Shionogi & Co Ltd	8,000	442,865
		4,332,113
PRIVATE EQUITY - 0.6%
3i Group PLC	51,117	676,970

REAL ESTATE - 1.7%
CK assets holdings Ltd.	61,500	585,299
Country Garden Holdings Co Ltd	129,000	277,133
Swire Properties Limited	272,600	954,494
Wharf Real Estate Investment *	17,000	117,478
Wheelock & Co. Ltd.	14,000	109,506
		2,043,910

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
January 31, 2018

Security	Shares	Value
COMMON STOCKS - 97.0% (Continued)
REIT - 0.3%
Link REIT	38,000	336,368

RETAIL - 1.4%
Cie Financiere Richemont SA - ADR	18,300	174,582
Dollarama Inc	2,000	274,165
FF Group *	3,808	91,614
McDonald’s Holdings Co Japan Ltd.	3,100	139,608
Restaurant Brands International, Inc.	2,800	169,092
Ryohin Keikaku Co Ltd.	500	167,247
Sundrug Co Ltd.	10,700	460,562
Takashimaya Co Ltd.	20,000	208,137
		1,685,007
SEMICONDUCTORS - 8.3%
Infineon Technologies AG	4,876	142,451
Macronix International Co., Ltd. *	204,000	319,338
MediaTek, Inc.	43,000	439,984
Nanya Technology Corp. *	194,000	526,574
Rohm Co Ltd.	2,400	264,433
Samsung Electronics Co. Ltd. - GDR	375	373,500
Samsung Electronics Co. Ltd.	1,402	3,276,935
Silicon Motion Technology Corp.	3,600	178,848
SK Hynix, Inc. *	14,214	975,717
STMicroelectronics NV	50,900	1,219,600
Taiwan Semiconductor Manufacturing Co Ltd. - ADR	26,878	1,217,842
Taiwan Semiconductor Manufacturing Co Ltd. *	35,000	305,876
Tokyo Electron Ltd - ADR ^	2,200	103,686
Tokyo Electron Ltd	3,800	716,939
United Microelectronics Corporation	185,000	90,289
		10,152,012
SOFTWARE - 2.3%
Amadeus IT Holding SA	10,559	821,398
Constellation Software, Inc.	300	194,427
Konami Holdings Corp.	5,800	334,263
Mixi, Inc.	5,400	238,476
Nexon Co., Ltd. *	13,900	464,482
Oracle Corp Japan	2,500	201,949
Sage Group PLC	6,798	72,495
SAP SE	2,583	293,231
TravelSky Technology, Ltd.	59,000	184,175
		2,804,896
TELECOMMUNICATIONS - 0.3%
Nippon Telegraph & Telephone Corp. - ADR	6,827	329,744

TOYS / GAMES - 0.6%
Nintendo Co Ltd	1,500	679,465

TRANSPORTATION - 4.5%
Canadian National Railway Co	19,557	1,571,446
Canadian Pacific Railway Ltd.	3,556	658,002
Deutsche Post AG	7,138	338,300
DSV A/S - ADR	1,900	78,926
East Japan Railway Co	8,500	848,542
Guangshen Railway Company Limited	266,000	177,722
Hankyu Hanshin Holdings, Inc. *	6,800	274,769
Kamigumi Co., Ltd.	14,500	319,182
Nippon Express Co Ltd.	9,400	677,467
Sinotrans Ltd.	341,000	206,861
Tobu Railway Co. Ltd. *	9,900	333,810
		5,485,027

TOTAL COMMON STOCK (Cost - $96,079,221)		118,909,260
Security		Shares		Value
EXCHANGE TRADED FUND - 0.5%
EQUITY FUND - 0.5%
iShares MSCI EAFE ET		7,800		$575,952
iShares MSCI Eurozone ETF		700		32,494
TOTAL EXCHANGE TRADED FUND (Cost - $569,987)				608,446

RIGHT - 0.0%
Unicredit Spa Rights (Cost - $0)		23,648		118

		Principal	Maturity
	Interest Rate	Amount	Date
PREFERRED STOCKS -1.6%
AUTO MANUFACTURER - 0.4%
Porsche Automobil Holding SE	1.360%	5,636	3/20/2018	523,309

AUTO PARTS & EQUIPMENT - 0.1%
Schaeffler AG	3.120	8,042	3/7/2018	160,579

BANKS - 0.6%
Banco Bradesco SA Preferred	0.470	5,600	4/26/2018	72,057
Itausa - Investimentos Itau SA	0.450	158,300	5/15/2018	662,301
				734,358
ELECTRIC - 0.2%
RWE AG - NV	0.920	16,035	3/13/2018	281,398

FOOD - 0.0%
CJ CheilJedang Corp	1.680	362	5/11/2018	51,368

SEMICONDUCTORS - 0.3%
Samsung Electronics Co., Ltd.	1.330	171	4/9/2018	337,957

TOTAL PREFERRED STOCKS (Cost - $1,465,544)				2,088,969

SHORT - TERM INVESTMENT - 0.1%		Shares
MONEY MARKET FUND - 0.1%
Fidelity Investments Money Market Fund + 1.22% (Cost - $70,955)		70,955		70,955

COLLATERAL FOR SECURITIES LOANED - 2.0%
Mount Vernon Prime Portfolio 1.63% + (Cost - $2,468,812)		2,468,812		2,468,812

TOTAL INVESTMENTS - 101.2% (Cost - $100,654,519)				124,146,560
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%				(1,473,134)
NET ASSETS - 100.0%				$122,673,426

^	All or a portion of these securities are on loan. Total loaned securities had a value of $2,405,841 at January 31, 2018.

*	Non-income producing security.

ADR - American Depositary Receipt.	GDR - Global Depositary Receipt.

NV - Non-Voting	REIT - Real Estate Investment Trust.

+	Variable rate security. Interest rate is as of January 31, 2018.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
January 31, 2018

Portfolio Composition * - (Unaudited)
Japan	25.4%	Canada	4.5%
Britain	6.8%	China	4.3%
Switzerland	6.3%	Brazil	4.0%
South Korea	6.3%	France	3.5%
Germany	5.1%	Other Countries	29.3%
Taiwan	4.5%	Total	100.0%

*	Based on total value of investments as of January 31, 2018.

Percentage may differ from Schedule of Investments which are based on Fund net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Real Estate Stock Fund
January 31, 2018

Security	Shares	Value
COMMON STOCK - 2.5%
LODGING - 2.5%
Hilton Worldwide Holdings, Inc.	14,096	$1,207,322
TOTAL COMMON STOCK (Cost - $834,455)

REITS - 96.3%
APARTMENTS - 13.7%
Camden Property Trust	18,730	1,621,269
Essex Property Trust	8,230	1,917,425
Invitation Homes, Inc. ^	47,995	1,079,408
UDR, Inc.	53,740	1,963,122
		6,581,224
DIVERSIFIED - 23.6%
American Tower Corp.	6,950	1,026,515
Cousins Properties, Inc.	100,370	903,330
Crown Castle International Corp.	9,590	1,081,464
Digital Realty Trust, Inc.	30,870	3,455,897
Equinix, Inc.	5,500	2,503,545
Gaming and Leisure Properties, Inc.	23,580	859,255
GEO Group, Inc.	31,340	706,717
Weyerhaeuser Co.	20,170	757,182
		11,293,905
HEALTHCARE - 10.3%
Healthcare Realty Trust, Inc.	16,920	505,400
Medical Properties Trust, Inc.	40,610	531,179
National Health Investors, Inc.	7,410	522,627
Physicians Realty Trust	63,290	1,031,627
Ventas, Inc.	8,930	499,812
Welltower, Inc.	30,540	1,831,484
		4,922,129
HOTELS - 4.1%
Chesapeake Lodging Trust	26,810	733,790
Park Hotels & Resorts, Inc. ^	18,492	534,604
Sunstone Hotel Investors, Inc. ^	42,350	713,597
		1,981,991
MANUFACTURED HOMES - 2.8%
Sun Communities, Inc. ^	15,110	1,342,372

OFFICE - 11.3%
Boston Properties, Inc.	16,130	1,995,442
Brandywine Realty Trust	35,780	641,893
Hudson Pacific Properties, Inc.	23,210	742,024
Kilroy Realty Corp.	20,463	1,459,421
Paramount Group, Inc.	38,970	585,719
		5,424,499
Security	Shares	Value
REGIONAL MALLS - 6.9%
Macerich Co. ^	8,770	$566,279
Simon Property Group, Inc.	16,731	2,733,343
		3,299,622
SHOPPING CENTERS - 8.0%
Acadia Realty Trust ^	38,668	949,686
Kimco Realty Corp. ^	37,330	593,920
Regency Centers Corp.	26,694	1,679,320
Retail Properties of America, Inc.	51,170	616,599
		3,839,525
SINGLE FAMILY - 4.3%
Agree Realty Corp.	16,180	778,905
Realty Income Corp. ^	12,940	688,279
STORE Capital Corp. ^	23,910	586,034
		2,053,218
WAREHOUSE/INDUSTRIAL - 11.3%
First Industrial Realty Trust, Inc.	54,130	1,670,452
Prologis, Inc.	57,260	3,728,199
		5,398,651
TOTAL REITS (Cost - $42,955,092)		46,137,136

SHORT-TERM INVESTMENT - 1.3%
MONEY MARKET FUND - 1.3%
Fidelity Investments Money Market - Class I, 1.22% +	625,805	625,805
TOTAL SHORT-TERM INVESTMENT (Cost - $625,805)

COLLATERAL FOR SECURITIES LOANED - 9.5%
Mount Vernon Prime Portfolio, 1.63% +# (Cost - $4,567,373)	4,567,373	4,567,373

TOTAL INVESTMENTS - 109.6% (Cost - $48,982,725)		$52,537,636
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.6)%		(4,629,774)
TOTAL NET ASSETS - 100.00%		$47,907,862

^	All or a portion of these securities are on loan. Total loaned securities had a value of $4,507,009 at January 31, 2018.

REITS - Real Estate Investment Trusts.

+	Variable rate security. Interest rate is as of January 31, 2018.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund
January 31, 2018

Security	Shares	Value
COMMON STOCKS - 97.4%
AEROSPACE / DEFENSE - 2.2%
Moog, Inc. *	4,350	$391,761
Triumph Group, Inc. ^	10,010	291,792
		683,553
APPAREL - 0.6%
Columbia Sportswear Co.	2,490	185,928

BANKS - 18.2%
BancFirst Corp.	3,360	187,320
BankUnited, Inc.	9,952	408,430
Banner Corp.	6,140	333,648
CenterState Bank Corp. ^	6,920	179,851
Central Pacific Financial Corp.	5,100	150,807
Customers Bancorp, Inc.*	7,120	218,228
FCB Financial Holdings, Inc. * ^	5,573	305,400
First Citizens BancShares, Inc.	970	412,648
Franklin Financial Network, Inc. *	4,360	140,610
Fulton Financial Corp.	15,801	287,578
Heartland Financial USA, Inc.	4,110	218,447
International Bancshares Corp.	8,500	352,750
Old National Bancorp	20,500	354,650
Sandy Spring Bancorp ^	4,000	151,280
Simmons First National Corp.	5,600	329,560
State Bank Financial Corp.	2,792	85,184
TriCo Bancshares	4,333	160,234
Trustmark Corp. ^	8,125	258,294
UMB Financial Corp.	4,360	332,145
United Community Banks, Inc. ^	12,599	399,136
Wintrust Financial Corp.	4,510	387,409
		5,653,609
BIOTECHNOLOGY - 2.0%
AMAG Pharmaceuticals, Inc. * ^	11,800	169,330
Intellia Therapeutics, Inc. * ^	7,800	200,460
Spectrum Pharmaceuticals, Inc. *	12,212	263,046
		632,836
BUILDING MATERIALS - 3.4%
Cree, Inc. * ^	9,840	339,578
Gibraltar Industries, Inc. *	10,200	378,420
Louisian-Pacific Corp. *	11,800	349,398
		1,067,396
CHEMICALS - 1.5%
Cabot Corp.	5,461	369,382
Minerals Technologies, Inc.	1,490	111,974
		481,356
COMMERCIAL SERVICES - 5.7%
CRA International, Inc.	4,765	221,239
Ennis, Inc. ^	8,190	162,981
Green Dot Corp. *	6,210	380,425
K12, Inc. * ^	13,400	232,490
Quad Graphics, Inc.	10,542	233,189
ViadCorp.	4,800	272,640
Weight Watchers International, Inc. * ^	4,010	257,803
		1,760,767
COMPUTERS - 2.6%
DST Systems, Inc.	4,740	395,174
Insight Enterprises, Inc. * ^	10,830	402,010
		797,184
Security	Shares	Value

COSMETICS - 0.7%
Inter Parfums, Inc.	5,000	$228,000

DIVERSIFIED FINANCIAL SERVICES - 2.4%
Federated Investors, Inc.	9,200	319,056
LPL Financial Holdings, Inc.	7,300	435,518
		754,574
ELECTRIC - 3.4%
El Paso Electric Co.	5,600	292,320
NorthWestern Corp.	5,540	301,044
PNM Resources, Inc.	4,470	170,307
Portland General Electric Co.	7,080	299,838
		1,063,509
ELECTRICAL COMPONENTS & EQUIPMENT -1.0%
EnerSys	4,360	306,552

ELECTRONICS - 0.7%
Knowles Corp.* ^	15,400	234,696

ENGINEERING & CONSTRUCTION - 0.8%
Tutor Perini Corp. * ^	10,170	251,708

ENTERTAINMENT - 2.0%
International Speedway Corp.	7,374	342,153
Marriott Vacations Worldwide Corp. ^	1,850	281,811
		623,964
FOOD - 2.3%
Dean Foods Co. ^	23,700	245,769
Flowers Foods, Inc. ^	14,400	282,384
Sanderson Farms, Inc. ^	1,500	190,350
		718,503
FOREST PRODUCTS & PAPER- 0.7%
Neenah Paper, Inc.	2,400	217,200

GAS - 1.9%
Southwest Gas Holdings, Inc.	3,840	282,547
Spire, Inc.	4,775	317,537
		600,084
HAND / MACHINE TOOLS - 1.0%
Regal Beloit Corp.	3,860	300,694

HEALTHCARE - PRODUCTS - 2.5%
Haemonetics Corp. *	6,850	442,853
Halyard Health, Inc.*	7,000	341,670
		784,523
HEALTHCARE - SERVICES - 0.6%
LifePoint Health, Inc. *	3,730	184,448

HOME BUILDERS- 2.6%
Beazer Homes USA, Inc.*	18,000	333,720
Tempur Sealy International, Inc. * ^	4,010	239,156
Taylor Morrison Home Corp. *	8,910	226,581
		799,457
HOUSEHOLD PRODUCTS / WARES - 0.6%
ACCO Brands Corp. *	16,869	199,898

INSURANCE - 3.9%
American Equity Investment Life Holding Co.	11,476	378,708
Navigators Group, Inc.	2,900	140,940
Selective Insurance Group, Inc.	6,737	392,430
Stewart Information Services Corp. ^	7,050	313,796
		1,225,874

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund (Continued)
January 31, 2018

Security	Shares	Value
COMMON STOCKS - 97.4% (Continued)
IRON / STEEL - 1.2%
Schnitzer Steel Industries, Inc.	11,267	$385,331

LEISURE TIME - 1.2%
Brunswick Corp.	5,800	364,124

LODGING - 0.7%
La Quinta Holdings, Inc. *	10,770	214,646

METAL FABRICATE / HARDWARE - 1.0%
Rexnord Corp.*	10,700	300,777

MISCELLANEOUS MANUFACTURING - 2.1%
ITT, Inc	6,500	364,000
Lydall, Inc. *	6,010	287,278
		651,278
OIL & GAS - 4.6%
Gulfport Energy Corp. *	18,800	191196
Laredo Petroleum, Inc. * ^	23,850	232061
Murphy USA, Inc. * ^	3,450	294,320
Par Pacific Holdings, Inc. *	12,600	229,698
Penn Virginia Corp. *	3,714	156,879
Unit Corp. * ^	13,738	332,871
		1,437,025
OIL & GAS SERVICES - 1.8%
Newpark Resources, Inc. * ^	33,807	307,644
Oceaneering International, Inc. ^	11,630	240,508
		548,152
PHARMACEUTICALS - 1.2%
Anika Therapeutics, Inc. *	5,433	362,490

REITS - 10.5%
Chimera Investment Corp.	14,750	250,603
First Industrial Realty Trust, Inc.	10,200	314,772
Gladstone Commercial Corp. ^	13,200	250,800
Invesco Mortgage Capital, Inc.	17,450	283,388
National Storage Affiliates Trust	10,500	266,385
Outfront Media, Inc.	13,200	295,680
Pebblebrook Hotel Trust ^	4,150	161,850
Piedmont Office Realty Trust, Inc.	16,200	316,224
Preferred Apartment Communities, Inc.	15,800	263,386
PS Business Parks, Inc. ^	2,100	256,431
Ramco-Gershenson Properties Trust	12,860	170,009
STAG Industrial, Inc.	9,800	248,136
Tier REIT, Inc.	10,500	203,805
		3,281,469
RETAIL - 0.6%
La-Z Boy, Inc.	5,980	$180,297
Security	Shares	Value
SAVINGS & LOANS - 2.7%
Flagstar Bancorp, Inc. *	8,612	320,797
Northwest Bancshares, Inc.	17,738	298,885
OceanFirst Financial Corp.	8,620	227,999
		847,681
SEMICONDUCTORS - 1.5%
Amkor Technology, Inc. *	32,000	321,920
Rambus, Inc. *	10,320	130,342
		452,262
SOFTWARE - 2.0%
MicroStrategy, Inc. *	1,560	214,859
Progress Software Corp.	8,151	406,164
		621,023
TELECOMMUNICATIONS - 0.5%
Cincinnati Bell, Inc. *	8,290	143,002

TRANSPORTATION - 1.0%
ArcBest Corp.	9,101	323,540

TRUCKING & LEASING - 1.1%
Greenbrier Cos, Inc. ^	6,900	346,035

WATER - 0.4%
SJW Group	1,901	113,755

TOTAL COMMON STOCKS - (Cost - $26,015,176)		30,329,200

SHORT-TERM INVESTMENT - 2.7%
MONEY MARKET FUND - 2.7%
Invesco STIT-Treasury Portfolio Institutional Class - 1.22% + (Cost - $842,888)	842,888	842,888

COLLATERAL FOR SECURITIES LOANED - 21.0%
Mount Vernon Prime Portfolio 1.63% + (Cost - $6,546,137)	6,546,137	6,546,137

TOTAL INVESTMENTS - 121.1% (Cost - $33,404,201) (a)		$37,718,225
LIABILITIES IN EXCESS OF OTHER ASSETS - (21.1)%		(6,570,508)
NET ASSETS - 100.0%		$31,147,717

REIT - Real Estate Investment Trust

^	All or a portion of these securities are on loan. Total loaned securities had a value of $6,384,229 at January 31, 2018.

*	Non Income producing security.

+	Variable rate security - interest rate is as of January 31, 2018.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

Portfolio Composition * - (Unaudited)
Financial	37.7%	Technology	6.0%
Consumer, Non-Cyclical	15.6%	Utilities	5.7%
Industrial	14.3%	Basic Materials	3.5%
Consumer, Cyclical	7.6%	Communications	1.0%
Energy	6.4%	Other	2.2%
		Total	100.0%

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund
January 31, 2018

Security	Shares	Value
COMMON STOCKS - 94.2%
AGRICULTURE - 0.5%
Adecoagro SA *	40,000	$387,600

AIRLINES - 0.7%
AirAsia Bhd	450,000	477,817

APPAREL - 0.7%
LF Corp. *	15,000	480,379

AUTO MANUFACTURERS - 1.8%
Geely Automobile Holdings Ltd.	400,000	1,272,739

AUTO PARTS & EQUIPMENT 1.8%
Weichai Power Co. Ltd.	1,000,000	1,247,611

BANKS - 18.0%
Agricultural Bank of China Ltd.	1,000,000	611,932
Banco Macro SA -ADR	9,000	976,860
Banco Santander Brasil SA - ADR	70,000	788,200
Bancolombia SA - ADR	12,000	551,400
Barclays Africa Group Ltd	45,000	682,286
China Construction Bank Corp.	1,250,000	1,435,310
China Merchants Bank Co. Ltd.	212,000	1,035,212
Commercial International Bank Egypt SAE - GDR	274,999	1,248,495
Credicorp Ltd.	3,000	694,890
EuroBank Ergasias SA *	300,000	335,552
Hong Leong Bank Bhd *	100,000	476,615
Industrial & Commercial Bank of China Ltd.	800,000	753,690
Itau Unibanco Holding SA - ADR	40,000	656,000
Sberbank of Russia PJSC - ADR *	45,000	906,750
Turkiye Halk Bankasi AS *	170,000	458,220
Turkiye Is Bankasi	300,000	641,915
Woori Bank *	30,000	472,989
		12,726,316
BUILDING MATERIALS - 0.4%
Titan Cement Co SA	10,000	307,937

CHEMICALS -5.4%
Formosa Chemicals & Fibre Corp. *	180,000	671,570
Grand Pacific Petrochemical Corporation *	700,000	689,586
Kingboard Chemical Holdings Ltd.	225,000	1,231,328
Kingboard Laminates Holdings Limited	450,000	790,626
Petronas Chemicals Group Bhd	205,000	427,313
		3,810,423
COAL - 1.5%
China Shenhua Energy Company	350,000	1,087,706

COMMERCIAL SERVICES - 1.5%
Estacio Participacoes SA *	45,000	498,034
Qualicorp SA	58,000	560,230
		1,058,264
COMPUTERS - 1.0%
Innolux Corp. *	1,500,000	706,444

DISTRIBUTION / WHOLESALE - 1.2%
Hanwha Corp. *	18,700	823,830

DIVERSIFIED FINANCIAL SERVICES - 2.5%
Fubon Financial Holding Co. Ltd.	350,000	650,194
Hana Financial Group, Inc.	22,500	1,096,423
		1,746,617
Security	Shares	Value

ELECTRIC - 0.4%
Engie Brasil Energia SA	25,000	$283,711

ELECTRICAL COMPONENTS & EQUIPMENT - 2.7%
LG Electronics, Inc.	14,000	1,342,961
Walsin Lihwa Corp. *	1,000,000	574,123
		1,917,084
ELECTRONICS - 3.4%
BYD Electronic International Co Ltd.	250,000	614,220
Hannstar Display Corporation *	2,000,000	731,533
TPK Holdings Co Ltd *	300,000	1,066,997
		2,412,750
ENGINEERING & CONSTRUCTION - 2.1%
China Communications Services Corp.	700,000	443,501
Daewoo Engineering & Construction Co. *	122,000	707,797
Ecorodovias Infraestructura e Logistica SA *	87,000	312,897
		1,464,195
ENTERTAINMENT - 0.6%
OPAP SA	30,000	403,362

FOOD - 2.4%
JBS SA	230,000	729,882
Lien Hwa Industrial Corp *	420,000	543,999
Orion Holdings Corp. *	18,000	459,457
		1,733,338
FOREST PRODUCTS & PAPER - 1.5%
Nine Dragons Paper Holdings Ltd.	450,000	698,271
Mondi Ltd.	15,000	399,642
		1,097,913
HOME FURNISHINGS - 0.5%
Arcelik AS	70,000	355,162

HOLDING COMPANIES - DIVERSIFIED - 2.1%
Barloworld Ltd.	22,000	312,329
Imperial Holdings *	13,140	314,287
Tekfen Holding AS	200,000	862,790
		1,489,406
INSURANCE - 3.2%
Cathay Financial Holding Co Ltd. *	400,000	748,033
Shin Kong Financial Holding Co Ltd. *	1,200,000	440,265
Ping An Insurance Group Co of China Ltd	90,000	1,060,182
		2,248,480
INTERNET- 8.7%
Alibaba Group Holding Ltd - ADR * ^	7,000	1,430,030
MercadoLibre, Inc.	2,000	774,200
SINA Corp/China *	7,500	879,375
Tencent Holdings Ltd.	52,000	3,073,019
		6,156,624
IRON / STEEL- 4.4%
Eregli Demir ve Celik Fabrikalari TAS	300,000	794,281
Kumba Iron Ore Ltd.	10,000	301,754
POSCO	2,500	891,715
Severstal PJSC - GDR	18,500	303,770
Vale SA - ADR	65,000	850,850
		3,142,370
MACHINERY - 1.4%
Hyundai Robotics Co. Ltd. *	1,000	426,521
SFA Engineering Corp. *	15,000	542,632
		969,153

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund (Continued)
January 31, 2018

Security	Shares	Value
COMMON STOCKS - 94.2% (Continued)
MEDIA - 0.7%
Naspers Ltd.	1,700	$483,031

MINING - 0.4%
Southern Copper Corp. ^	6,500	315,575

OIL & GAS - 4.0%
Ecopetrol SA - ADR ^	15,000	283,050
Grupa Lotos SA *	8,423	149,847
Lukoil PJSC - ADR	15,500	1,023,310
Petroleo Brasileiro SA - ADR *	50,000	668,000
SK Innovation Co Ltd *	3,500	670,225
		2,794,432
PHARMACEUTICALS - 0.8%
Sino Biopharmaceutical Ltd.	300,000	550,392

REAL ESTATE - 3.4%
Agile Group Holdings Limited	400,000	716,760
Country Garden Holdings Co. Ltd.	350,000	751,912
Emlak Konut Gayrimenkul Patirim Ortakligi AS *	400,000	282,184
Sino-Ocean Group Holdings Limited	750,000	619,280
		2,370,136
REIT - 0.3%
Fortress REIT Limited	127,989	190,144

RETAIL - 1.8%
JUMBO SA	12,680	251,328
Sun Art Retail Group Ltd.	400,000	541,788
Zhongsheng Group Holdings Ltd.	200,000	501,313
		1,294,429
SEMICONDUCTORS - 11.2%
Dongbu HiTek Co. Ltd. *	37,500	519,011
Macronix International Co. Ltd. *	450,000	704,423
Powertech Technology, Inc. *	180,000	584,636
Samsung Electronics Co. Ltd.	1,600	3,739,726
SK Hynix, Inc. *	7,700	528,565
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	40,000	1,812,400
		7,888,761
TELECOMMUNICATIONS - 1.2%
Hellenic Telecommunications Organization SA *	28,000	440,566
SK Telecom Co Ltd. *	1,700	422,148
		862,714

TOTAL COMMON STOCKS (Cost - $49,719,282)		66,556,845
Security			Shares	Value
EXCHANGE TRADED FUNDS - 1.0%
VanEck Vectors Vietnam ETF ^ (Cost - $646,754)			35,000	688,450

	Maturity	Interest	Principal
	Date	Rate (%)	Amount
PREFERRED STOCKS - 1.3%
BANKS - 1.3%
Banco do Estado do Rio Grande do Sul SA	Perpetual	0.2700	75,000	$395,491
Itau Unibanco Holding SA *	Perpetual	0.4300	29,500	486,800
TOTAL PREFERRED STOCKS (Cost - $743,910)				882,291

RIGHTS - 0.0%			Shares
A-Living Services Co., Ltd. ( Cost - $0)			8,000	—

SHORT- TERM INVESTMENT MONEY MARKET - 1.8%			Shares
First American Government Obligations Fund 0.33% +			1,270,496	1,270,496
(Cost - $1,270,496)

COLLATERAL FOR SECURITIES LOANED - 3.7%
Mount Vernon Prime Portfolio 1.63% +# (Cost - $2,642,953)			2,642,953	2,642,953

TOTAL INVESTMENTS - 102.0% (Cost - $55,023,395) (a)				$72,041,035
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%				(1,398,412)
NET ASSETS - 100.0%				$70,642,623

ADR - American Depositary Receipt	ETF - Exchange Traded Fund

GDR - Global Depositary Receipt

*	Non-income producing security

^	All or a portion of these securities are on loan. Total loaned securities had a value of $2,631,907 at January 31, 2018.

+	Variable rate security. Interest rate is as of January 31, 2018.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 105%.

Portfolio Composition * - (Unaudited)
China	24.3%	Turkey	4.7%
South Korea	18.2%	South Africa	3.7%
Taiwan	13.8%	Argentina	3.0%
Brazil	8.2%	Other Countries	18.8%
Hong Kong	5.3%	Total	100.0%

*	Based on total value of investments as of January 31, 2018.

Percentage may differ from Schedule of Investments which is based on Fund net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund
January 31, 2018

Security	Shares	Value
COMMON STOCKS - 98.0%
AEROSPACE & DEFENSE - 2.2%
Aerojet Rocketdyne Holdings, Inc. * ^	12,061	$331,678
KLX, Inc. * ^	6,828	482,467
		814,145
APPAREL - 0.5%
Canada Goose Holdings, Inc. * ^	4,739	170,320

BANKS - 4.1%
FCB Financial Holdings, Inc. *	7,298	399,930
Home BancShares, Inc. ^	13,515	324,495
Pinnacle Financial Partners, Inc.	5,936	375,749
United Community Banks, Inc.	13,026	412,664
		1,512,838
BIOTECHNOLOGY - 1.7%
Foundation Medicine, Inc. * ^	3,784	262,610
Ultragenyx Pharmaceutical, Inc. * ^	6,611	352,697
		615,307
BUILDING MATERIALS - 1.1%
Summit Materials, Inc. *	12,254	391,515

COMMERICAL SERVICES - 3.6%
Care.com, Inc. *	16,473	302,115
HealthEquity, Inc. *	6,024	304,935
LendingTree, Inc. * ^	912	335,479
Quanta Services, Inc. *	10,049	386,786
		1,329,315
COMPUTERS - 6.3%
Kornit Digital Ltd. * ^	17,354	259,442
Lumentum Holdings, Inc. * ^	5,932	274,652
Mercury Systems, Inc. *	6,756	324,423
Nutanix, Inc. * ^	8,660	277,986
Pure Storage, Inc. *	8,615	173,506
Syntel, Inc. * ^	12,234	275,877
Virtusa Corp. *	6,491	289,628
WNS Holdings Ltd. - ADR * ^	9,730	432,596
		2,308,110
DISTRIBUTION/WHOLESALE - 0.9%
SiteOne Landscape Supply, Inc. * ^	4,113	313,246

DIVERSIFIED FINANCIAL SERVICES - 2.2%
Evercore, Inc.	3,562	358,159
Moelis & Co.	8,343	431,333
		789,492
ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
Littelfuse, Inc.	1,957	425,334

ELECTRONICS - 5.1%
Electro Scientific Industries, Inc. *	12,290	287,832
ESCO Technologies, Inc. ^	4,822	294,865
FARO Technologies, Inc. *	5,681	306,206
FLIR Systems, Inc.	7,239	370,709
II-VI, Inc. * ^	6,776	288,996
Rogers Corp. *	2,017	332,361
		1,880,969
ENGINEERING & CONSTRUCTION - 6.2%
Dycom Industries, Inc. * ^	2,870	334,958
Granite Construction, Inc. ^	6,412	427,616
MasTec, Inc. * ^	8,113	433,234
NV5 Global, Inc. *	8,375	408,281
Primoris Services Corp.	12,499	324,974
TopBuild Corp. *	4,284	327,897
		2,256,960

Security	Shares	Value
ENTERTAINMENT - 2.4%
Red Rock Resorts, Inc. ^	10,874	$377,654
Vail Resorts, Inc.	2,348	513,179
		890,833
HEALTHCARE-PRODUCTS - 6.8%
Integra LifeSciences Holdings Corp. *	3,073	161,824
iRhythm Technologies, Inc. *	5,946	354,560
Merit Medical Systems, Inc. *	7,231	335,880
Novocure Ltd. *	20,414	458,294
OraSure Technologies, Inc. *	18,969	412,765
Repligen Corp. *	11,752	415,668
West Pharmaceutical Services, Inc.	3,312	331,862
		2,470,853
HEALTHCARE-SERVICES - 0.2%
Optinose, Inc. *	4,331	82,072

HOME BUILDERS - 1.4%
Cavco Industries, Inc. * ^	1,458	223,293
Installed Building Products, Inc. *	4195	301,830
		525,123
INSURANCE - 0.8%
eHealth, Inc. *	17,430	305,374

INTERNET - 4.8%
Boingo Wireless, Inc. * ^	14,057	340,882
Chegg, Inc. * ^	18,905	327,435
Etsy, Inc. *	11,461	215,008
Shutterfly, Inc. *	2,660	181,279
Trade Desk, Inc. * ^	3,389	164,299
Twitter, Inc. *	7,268	187,587
Zendesk, Inc. *	8,491	327,073
		1,743,563
LEISURE TIME - 0.9%
Camping World Holdings, Inc.	3,746	167,634
Planet Fitness, Inc. * ^	5,021	169,509
		337,143
LODGING - 1.2%
Boyd Gaming Corp.	10,691	421,974

MACHINERY-CONSTRUCTION/MINING - 1.9%
Astec Industries, Inc.	2,438	152,131
BWX Technologies, Inc.	8,432	534,926
		687,057
MACHINERY-DIVERSIFIED - 2.1%
Ichor Holdings Ltd. * ^	5,427	173,230
Kadant, Inc.	3,033	304,058
Welbilt, Inc. *	13,311	296,835
		774,123
MISCELLANEOUS MANUFACTURING - 2.1%
John Bean Technologies Corp. ^	3,594	408,818
Raven Industries, Inc.	8,911	343,519
		752,337
OIL & GAS - 1.7%
Callon Petroleum Co. *	25,469	289,073
Matador Resources Co. * ^	10,120	327,989
		617,062
OIL & GAS SERVICES - 0.9%
Liberty Oilfield Services, Inc. *	14,442	319,746

PHARMACEUTICALS - 2.1%
Catalent, Inc. *	10,742	499,933
Dova Pharmaceuticals, Inc. * ^	8,205	261,411
		761,344

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
January 31, 2018

Security	Shares	Value
COMMON STOCKS - 98.0% (Continued)
REAL ESTATE - 0.9%
Redfin Corp. *	16,131	$327,459

RETAIL - 5.0%
At Home Group, Inc. *	9,907	313,854
Boot Barn Holdings, Inc. * ^	14,918	261,513
Floor & Decor Holdings, Inc. *	3,384	158,710
Ollie’s Bargain Outlet Holdings, Inc. * ^	5,898	327,634
Texas Roadhouse, Inc.	7,004	411,275
Wingstop, Inc. ^	7,177	347,080
		1,820,066
SAVINGS & LOANS - 1.0%
Sterling Bancorp. ^	15,195	376,076

SEMICONDUCTORS - 3.5%
Monolithic Power Systems, Inc.	2,850	339,492
Power Integrations, Inc. ^	4,041	301,863
Silicon Laboratories, Inc. *	3,385	325,637
Tower Semiconductor Ltd. *	9,159	318,184
		1,285,176
SOFTWARE - 16.0%
Altair Engineering, Inc. *	5,282	140,501
Alteryx, Inc. * ^	3,015	82,611
Apptio, Inc. *	13,504	345,027
Atlassian Corp. PLC *	9,191	496,222
Blackline, Inc. *	7,669	254,841
Box, Inc. *	14,852	330,308
BroadSoft, Inc. * ^	6,037	331,431
Callidus Software, Inc. * ^	10,849	390,022
Everbridge, Inc. * ^	10,456	337,520
Instructure, Inc. * ^	4,784	171,746
ManTech International Corp.	5,937	309,140
MuleSoft, Inc. *	12,661	311,207
New Relic, Inc. *	2,691	160,733
Omnicell, Inc. *	6,214	304,797
Red Hat, Inc. * ^	1,382	181,567
SendGrid, Inc. *	12,382	278,224
ServiceNow, Inc. *	3,289	489,633
Splunk, Inc. *	6,145	567,614
Tabula Rasa HealthCare, Inc. * ^	10,748	385,101
		5,868,245

Security	Shares	Value
TELECOMMUNICATIONS - 2.0%
Quantenna Communications, Inc. * ^	12,193	$167,776
Silicom Ltd.	2,432	158,591
Vonage Holdings Corp. *	36,258	405,727
		732,094
TRANSPORTATION - 5.2%
Air Transport Services Group, Inc. *	11,964	297,425
Atlas Air Worldwide Holdings, Inc. *	5,094	286,792
CryoPort, Inc. * ^	18,499	164,641
Marten Transport Ltd.	15,916	369,251
Old Dominion Freight Line, Inc.	3,107	455,020
Saia, Inc. *	4,413	333,402
		1,906,531

TOTAL COMMON STOCKS (Cost - $28,699,005)		35,811,802

SHORT-TERM INVESTMENT - 3.3%
MONEY MARKET FUND - 3.3%
Fidelity Investment Money Market Fund - Class I 1.22% +	1,204,336	1,204,336
TOTAL SHORT-TERM INVESTMENT (Cost - $1,204,336)

COLLATERAL FOR SECURITIES LOANED - 27.9%
Mount Vernon Prime Portfolio, 1.63% + (Cost - $10,203,305)	10,203,305	10,203,305

TOTAL INVESTMENTS - 129.2% (Cost - $40,106,646)		$47,219,443
LIABILITIES IN EXCESS OF OTHER ASSETS - (29.2)%		(10,676,449)
NET ASSETS - 100.0%		$36,542,994

^	All or a portion of these securities are on loan. Total loaned securities had a value of $9,926,703 at January 31, 2018.

*	Non-Income producing security.

+	Variable rate security. Interest rate is as of January 31, 2018.

ADR- American Depositary Receipt.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds
January 31, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If no sale price is reported, the mean between the current bid and ask. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (the “Board”) (or its delegate). U.S. Government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of their most recent quoted bid and asked price.

Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation, or in the absences of a last sale at the mean between the bid and ask price. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV. However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Equity securities issued by foreign companies are fair valued on a daily basis using prices received from an independent pricing service.

Securities for which current market quotations are not readily available, or for which quotations are not deemed to be representative of market values, are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
January 31, 2018

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Floating Rate Bond

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$500,270	$—	$—	$500,270
Exchange Traded Funds	1,787,200	—	—	1,787,200
Bank Loans *	—	165,255,789	—	165,255,789
Bonds & Notes *	—	11,343,861	—	11,343,861
Asset Backed Securities	—	1,557,397	—	1,557,397
Rights	8,004			8,004
Short-Term Investment	1,020,339	—	—	1,020,339
Collateral for Securities Loaned	1,700,269			1,700,269
Total Investments	$5,016,082	$178,157,047	$—	$183,173,129

Monthly Distribution

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$225,556,263	$—	$—	$225,556,263
Rights	82,781	—	—	82,781
Warrants	27,180	—	—	27,180
Closed-End Funds	3,628,549	—	—	3,628,549
Exchange Traded Funds	14,457,704	—	—	14,457,704
Purchased Call Options	233,450	—	—	233,450
Purchased Put Options	1,072,755	—	—	1,072,755
Short-Term Investments	108,759,432	—	—	108,759,432
Collateral for Securities Loaned	9,027,931	—	—	9,027,931
Total Investments	$362,846,045	$—	$—	$362,846,045
Liabilities
Securities Sold Short	$87,389,585	$—	$—	$87,389,585
Total Investments	$87,389,585	$—	$—	$87,389,585
Derivatives
Written Options	$1,741,704	$—	$—	$1,741,704
Total Derivatives	$1,741,704	$—	$—	$1,741,704

Corporate/Government Bond

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$—	$45,451,930	$—	$45,451,930
Foreign Government Bonds	—	1,275,661	—	1,275,661
Municipal	—	2,992,512	—	2,992,512
U.S. Government & Agency	—	15,603,046	—	15,603,046
Bank Loans	—	3,159,002	—	3,159,002
Short-Term Investments	16,369,608	—	—	16,369,608
Collateral for Securities Loaned	5,780,620	—	—	5,780,620
Total Investments	$22,150,228	$68,482,151	$—	$90,632,379

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
January 31, 2018

Dynamic Macro

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$22,561,115	$—	$—	$22,561,115
Purchase Options	2,299,992	—	—	2,299,992
Short-Term Investments	18,821,481	—	—	18,821,481
Collateral for Securities Loaned	6,358,663	—	—	6,358,663
Total Investments	$50,041,251	$—	$—	$50,041,251
Derivatives
Futures	462,346	—	—	462,346
Total Assets	$50,503,597	$—	$—	$50,503,597
Liability-Derivatives
Futures	$466,166	—	—	$466,166
Written Future Options	106,534	—	—	106,534
Total Liabilities	$572,700	$—	$—	$572,700

High-Yield Bond

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes *	$—	$119,056,973	$—	$119,056,973
Short-Term Investment	6,632,637	—	—	6,632,637
Collateral for Securities Loaned	23,992,355	—	—	23,992,355
Total Investments	$30,624,992	$119,056,973	$—	$149,681,965

International Opportunity Bond

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$—	$16,718,060	$—	$16,718,060
Foreign Government Bonds	—	19,605,653	—	19,605,653
Mortgage Backed Securities	—	31,872	—	31,872
Whole Loan Collateral	—	218,830	—	218,830
Short-Term Investments	153,095	—	—	153,095
Total Investments	$153,095	$36,574,415	$—	$36,727,510
Derivatives
Futures	$159,806	$—	$—	$159,806
Forward Currency Contracts	—	168,242	—	168,242
Total Derivatives	$159,806	$168,242	$—	$328,048
Total Assets	$312,901	$36,742,657	$—	$37,055,558
Liabilities-Derivatives
Futures	$118,555	$—	$—	$118,555
Forward Currency Contracts	—	142,323	—	142,323
Total Derivatives	$118,555	$142,323	$—	$260,878

Appreciation & Income

Assets	Level 1	Level 2	Level 3	Total
Convertible Bonds *	$—	$17,205,746	$—	$17,205,746
Preferred Stock *	2,258,689	—	—	2,258,689
Short-Term Investment	758,237	—	—	758,237
Collateral for Securities Loaned	895,575	—	—	895,575
Total Investments	$3,912,501	$17,205,746	$—	$21,118,247

Alternative Dividend

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$20,528,964	$—	$—	$20,528,964
Exchange Traded Funds	7,271,055	—	—	7,271,055
Purchased Call Options	226,625			226,625
Purchased Put Options	675,355	—	—	675,355
Short-Term Investments	2,164,741	—	—	2,164,741
Collateral for Securities Loaned	5,741,599	—	—	5,741,599
Total Investments	$36,608,339	$—	$—	$36,608,339

Large Cap Value

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$74,663,263	$—	$—	$74,663,263
Short-Term Investments	2,165,292	—	—	2,165,292
Collateral for Securities Loaned	9,136,800	—	—	9,136,800
Total Investments	$85,965,355	$—	$—	$85,965,355

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
January 31, 2018

Focused Large Cap Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$85,344,030	$—	$—	$85,344,030
Short-Term Investment	206,488	—	—	206,488
Collateral for Securities Loaned	13,834,248	—	—	13,834,248
Total Investments	$99,384,766	$—	$—	$99,384,766

International Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$24,946,108	$93,963,152	$—	$118,909,260
Exchange Traded Fund	608,446	—	—	608,446
Right	—	118	—	118
Preferred Stock *	734,358	1,354,611	—	2,088,969
Short-Term Investments	70,955	—	—	70,955
Collateral for Securities Loaned	2,468,812	—	—	2,468,812
Total Investments	$28,828,679	$95,317,881	$—	$124,146,560

Real Estate Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,207,322	$—	$—	$1,207,322
REITS *	46,137,136	—	—	46,137,136
Short-Term Investment	625,805	—	—	625,805
Collateral for Securities Loaned	4,567,373	—	—	4,567,373
Total Investments	$52,537,636	$—	$—	$52,537,636

Small Cap Value

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$30,329,200	$—	$—	$30,329,200
Short-Term Investments	842,888	—	—	842,888
Collateral for Securities Loaned	6,546,137	—	—	6,546,137
Total Investments	$37,718,225	$—	$—	$37,718,225

Emerging Markets Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$17,839,585	$48,717,260	$—	$66,556,845
Exchange Traded Funds	688,450	—	—	688,450
Preferred Stock	882,291	—	—	882,291
Short-Term Investments	1,270,496	—	—	1,270,496
Collateral for Securities Loaned	2,642,953	—	—	2,642,953
Total Investments	$23,323,775	$48,717,260	$—	$72,041,035

Small Cap Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$35,811,802	$—	$—	$35,811,802
Short-Term Investment	1,204,336	—		1,204,336
Collateral for Securities Loaned	10,203,305	—		10,203,305
Total Investments	$47,219,443	$—	$—	$47,219,443

*	See each Fund’s Schedule of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
January 31, 2018

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at January 31, 2018, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Floating Rate Bond	$182,243,294	$1,959,728	$(996,172)	$963,556
Monthly Distribution	276,409,964	9,975,392	(9,807,841)	167,551
Corporate/Government Bond	90,480,854	902,388	(750,863)	151,525
Dynamic Macro	44,746,769	5,934,593	(640,111)	5,294,482
High-Yield Bond	148,937,419	2,125,377	(1,380,831)	744,546
International Opportunity Bond	34,342,863	2,471,318	(86,671)	2,384,647
Appreciation & Income	18,702,099	2,795,911	(379,763)	2,416,148
Alternative Dividend	34,073,048	3,307,898	(772,607)	2,535,291
Large Cap Value	66,743,553	19,974,386	(752,584)	19,221,802
Focused Large Cap Growth	66,896,122	33,279,342	(790,698)	32,488,644
International Stock	100,664,163	24,296,740	(814,343)	23,482,397
Real Estate Stock	49,478,902	4,288,055	(1,229,321)	3,058,734
Small Cap Value	33,423,815	5,234,588	(940,178)	4,294,410
Emerging Markets Stock	55,035,385	17,780,661	(775,011)	17,005,650
Small Cap Growth	40,279,673	7,557,802	(618,032)	6,939,770

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Options – Monthly Distribution and Dynamic Macro are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
January 31, 2018

Futures Contracts – International Opportunity Bond and Dynamic are subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective. International Opportunity Bond may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to International Opportunity Bond since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Funds as of January 31, 2018 categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized
Monthly Distribution	Purchased Option	Equity	(826,869)
	Written Options	Equity	101,386
International Opportunity Bond	Futures	Commodity	(18,198)
	Futures	Equity	109,151
	Futures	Interest Rate	(49,702)
	Forward Currency Contracts	Currency	25,919
Dynamic Macro	Purchased Option	Equity	156,945
	Purchased Option	Interest Rate	2,143,047
	Futures	Commodity	191,050
	Futures	Eguity	34,632
	Futures	Interest Rate	(229,502)
	Written Options	Equity	(106,534)
Alternative Dividend	Purchased Option	Equity	(132,254)

The notional value of the derivative instruments outstanding as of January 31, 2018 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity.

Securities Lending – The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current Market Value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held as collateral, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market.

The famount shown in Schedule of Investments of the Funds presents financial instruments that are subject to enforceable netting arrangements as of January 31, 2018.

Underlying Investment in Other Investment Companies – Dynamic Macro currently invest a portion of their assets in SPDR Bloomberg Barclays High Yield Bond ETF. Dynamic Macro may redeem its investment from SPDR Bloomberg Barclays High Yield Bond ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of Dynamic Macro may be directly affected by the performance of the SPDR Bloomberg Barclays High Yield Bond ETF. The financial statements of the SPDR Bloomberg Barclays High Yield Bond ETF , including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of January 31, 2018 the percentage of Dynmaic Macro’s net assets invested in the SPDR Bloomberg Barclays High Yield Bond ETF was 27.4%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

/s/Jeffrey Dunham

Jeffrey Dunham, Principal Executive Officer/President

Date 4/2/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jeffrey Dunham

Jeffrey Dunham, Principal Executive Officer/President

Date 4/2/18

By (Signature and Title)

/s/Denise Iverson

Denise Iverson, Principal Financial Officer/Treasurer

Date 4/2/18